UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6093

Name of Registrant: Vanguard Institutional Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – June 30, 2010

Item 1: Reports to Shareholders

Vanguard Institutional Index Fund
Semiannual Report

June 30, 2010

> For the half-year ended June 30, 2010, the Institutional Shares of Vanguard Institutional Index Fund returned –6.66% (Institutional Plus Shares returned –6.65%), closely tracking the performance of the fund’s target benchmark.

> The first half of the six-month period yielded positive results for U.S. stocks; however, a swift downturn later in the period erased returns and led stocks into negative territory.

> Holdings in information technology, energy, and health care weighed most heavily on returns during the period.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	23
Trustees Approve Advisory Arrangement.	25
Glossary.	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended June 30, 2010
Total
Returns
Vanguard Institutional Index Fund
Institutional Shares	-6.66%
Institutional Plus Shares	-6.65
S&P 500 Index	-6.65
Large-Cap Core Funds Average	-7.89

Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Institutional Shares are available for a minimum investment of $5 million. Institutional Plus Shares are available for a minimum investment of $200 million.

Your Fund’s Performance at a Glance
December 31, 2009 , Through June 30, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Index Fund
Institutional Shares	$101.98	$94.29	$0.975	$0.000
Institutional Plus Shares	101.98	94.29	0.987	0.000

1

Chairman’s Letter

Dear Shareholder,

After rebounding strongly from the fallout of the recent financial crisis, U.S. stocks slipped again over the last two months of the period. For the six months ended June 30, the broad U.S. stock market returned –5.67%. Vanguard Institutional Index Fund and its target index underperformed the broad market, with Institutional Shares of the fund returning –6.66% and Institutional Plus Shares returning –6.65% for the period. Despite posting negative returns, the fund met its objective of closely tracking the performance of the Standard & Poor’s 500 Index.

Both the fund and its index posted negative results in all ten sectors of the stock market for the period. Stocks in the information technology, energy, and health care sectors lagged the most. Relatively speaking, the industrial and consumer discretionary sectors were among the fund’s better-performing areas.

Sovereign debt worries pulled down stock returns
After pulling back a bit in January from 2009’s strong gains, stocks rose steadily as winter turned to spring. Rapid growth in corporate earnings and optimism about the strength of the economic recovery were dominant themes. But in May, the scope of Europe’s fiscal challenges became clearer, and stock prices retreated sharply. For the full six months, U.S. stocks returned about –6%. Small-

2

capitalization stocks, representing companies less exposed to global turmoil than large-cap multinationals, lost less ground than larger stocks.

International stocks also posted negative six-month returns. For U.S.-based investors, a strengthening U.S. dollar further reduced the returns from non-U.S. stocks, particularly in Europe, where the euro fell noticeably in value.

Bonds continued to show strength as investors looked for safer assets
With the economic recovery appearing to decelerate and inflation remaining dormant, bonds stayed in favor throughout the period. As worries persisted about possible fallout from Europe’s sovereign debt problems, many investors sought safety in U.S. Treasuries. Higher-quality corporate bonds also performed well as earnings reports indicated that company balance sheets remained in good shape.

Municipal bonds, with their history of low default rates, also held their ground despite ongoing concerns about deficits confronting many state and local governments. In this risk-averse environment, lower-rated, higher-risk corporate bonds lagged a bit. For the full six months, the broad taxable market returned more than 5%; municipal securities returned more than 3%.

Market Barometer

			Total Returns
		Periods Ended June 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	-6.40%	15.24%	-0.56%
Russell 2000 Index (Small-caps)	-1.95	21.48	0.37
Dow Jones U.S. Total Stock Market Index	-5.67	16.20	-0.08
MSCI All Country World Index ex USA (International)	-10.80	10.87	3.84

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.33%	9.50%	5.54%
Barclays Capital Municipal Bond Index	3.31	9.61	4.40
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.12	2.63

CPI
Consumer Price Index	0.93%	1.05%	2.30%

3

Negative returns across sectors hindered fund performance
Vanguard Institutional Index Fund, like the broad U.S. stock market, kicked off the six-month period with positive returns. However, the market tumbled in May and June and stocks ended the half-year in negative territory. Stocks were down across the board and both the fund and the index registered negative results in all ten sectors.

Information technology—the index’s most heavily weighted sector—was hit hard during the downturn and subtracted 2 percentage points from the index’s total return for the period. Big-name software companies and internet giants suffered the biggest blows, as investors worried about the prospective strength of technology spending.

The energy sector also dragged down fund performance. In particular, big oil and gas companies endured heavy losses, as consumer demand decreased and the oil spill in the Gulf of Mexico continued to spark fear among investors. Health care stocks also weighed on returns, particularly major pharmaceutical companies, which continued to grapple with a variety of regulatory and commercial challenges.

Despite the fund’s overall negative returns, a few industries contributed positive results. Some areas of the industrial sector—most notably the construction and railroad industries—were up for the period. In the consumer discretionary sector, fast food chains and toy companies performed well, while insurance and real estate companies were bright spots for the financial sector.

Regardless of market conditions, diversification is important
The past six months have been a dramatic time in the U.S. stock market. At the beginning of the period, stocks continued to stage an impressive rally that began in March 2009, following the worst recession in decades. However, in May, stocks retreated swiftly as investor concerns grew over the European debt crisis and the oil spill in the Gulf of Mexico.

While you can’t control what happens in the financial markets, you can control how you invest your assets. Vanguard encourages your organization to create a portfolio that includes a mix of stocks, bonds, and short-term investment options in proportions that are appropriate for your institution. A well-diversified portfolio can

4

offer some protection from the market’s inevitable swings, while also providing an opportunity for long-term growth.

We believe that Vanguard Institutional Index, with its low costs and broad diversification among mid- and large-capitalization stocks, may be a good choice for a core holding in your institution’s portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
President and Chief Executive Officer
July 12, 2010

5

Institutional Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
	Institutional		Institutional
	Shares		Plus Shares
Ticker Symbol		VINIX	VIIIX
Expense Ratio[1]	0.05%		0.025%
30-Day SEC Yield	1.82%		1.85%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Number of Stocks	503	500	4,114
Median Market Cap $41.7B		$41.7B	$25.2B
Price/Earnings Ratio	16.2x	16.2x	17.6x
Price/Book Ratio	1.9x	1.9x	1.9x
Return on Equity	20.6%	20.6%	19.1%
Earnings Growth Rate	6.5%	6.5%	6.6%
Dividend Yield	2.2%	2.2%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	4%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Consumer
Discretionary	10.1%	10.1%	11.4%
Consumer Staples	11.5	11.5	10.4
Energy	10.7	10.7	9.4
Financials	16.3	16.3	17.5
Health Care	12.1	12.1	11.7
Industrials	10.3	10.3	10.8
Information
Technology	18.8	18.8	18.7
Materials	3.4	3.4	3.9
Telecommunication
Services	3.0	3.0	2.7
Utilities	3.8	3.8	3.5

Volatility Measures
		DJ
	U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	1.00	0.99
Beta	1.00	0.97
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.1%
Apple Inc.	Computer
	Hardware	2.4
Microsoft Corp.	Systems Software	1.9
Procter & Gamble Co.	Household
	Products	1.8
Johnson & Johnson	Pharmaceuticals	1.7
International Business	IT Consulting &
Machines Corp.	Other Services	1.7
General Electric Co.	Industrial
	Conglomerates	1.6
JPMorgan Chase & Co.	Diversified Financial
	Services	1.6
Bank of America Corp.	Diversified Financial
	Services	1.5
AT&T Inc.	Integrated
	Telecommunication
	Services	1.5
Top Ten		18.8%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2010. For the six months ended June 30, 2010, the annualized expense ratios were 0.05% for Institutional Shares and 0.025% for Institutional Plus Shares.

6

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010

Note: For 2010, performance data reflect the six months ended June 30, 2010.

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Five	Ten
	Date	Year	Years	Years
Institutional Shares	7/31/1990	14.45%	-0.76%	-1.56%
Institutional Plus Shares	7/7/1997	14.48	-0.74	-1.53

See Financial Highlights for dividend and capital gains information.

7

Institutional Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (10.1%)
	McDonald’s Corp.	7,714,996	508,187
	Walt Disney Co.	14,045,688	442,439
	Home Depot Inc.	12,050,671	338,262
	Comcast Corp. Class A	19,390,580	336,814
*	Amazon.com Inc.	2,461,105	268,900
	Target Corp.	5,281,642	259,698
*	Ford Motor Co.	24,430,402	246,259
	Time Warner Inc.	8,173,534	236,297
*	DIRECTV Class A	6,517,542	221,075
	Lowe’s Cos. Inc.	10,249,617	209,297
	News Corp. Class A	16,163,328	193,313
	NIKE Inc. Class B	2,786,665	188,239
	Viacom Inc. Class B	4,355,940	136,646
	Time Warner Cable Inc.	2,538,831	132,222
	Yum! Brands Inc.	3,352,384	130,877
	Starbucks Corp.	5,343,634	129,850
	Johnson Controls Inc.	4,824,463	129,633
	TJX Cos. Inc.	2,925,969	122,744
*	Kohl’s Corp.	2,208,398	104,899
	Staples Inc.	5,234,846	99,724
	Carnival Corp.	3,104,788	93,889
	Best Buy Co. Inc.	2,481,230	84,014
	Coach Inc.	2,188,232	79,980
	Omnicom Group Inc.	2,201,527	75,512
*	Discovery
	Communications Inc.
	Class A	2,039,120	72,817
*	Bed Bath & Beyond Inc.	1,888,156	70,013
	McGraw-Hill Cos. Inc.	2,262,794	63,675
	CBS Corp. Class B	4,876,753	63,056
	Gap Inc.	3,219,635	62,654
*	priceline.com Inc.	340,288	60,074
	Stanley Black
	& Decker Inc.	1,150,430	58,120
	Starwood Hotels &
	Resorts Worldwide Inc.	1,359,112	56,308
	Mattel Inc.	2,616,064	55,356

			Market
			Value•
		Shares	($000)
	Marriott International Inc.
	Class A	1,840,007	55,090
	Macy’s Inc.	3,027,465	54,192
	Whirlpool Corp.	538,647	47,304
*	O’Reilly Automotive Inc.	990,420	47,104
	Ross Stores Inc.	878,603	46,821
	VF Corp.	631,648	44,961
	Genuine Parts Co.	1,138,660	44,920
	Fortune Brands Inc.	1,092,300	42,796
	Ltd Brands Inc.	1,935,410	42,715
*	AutoZone Inc.	209,844	40,546
	Darden Restaurants Inc.	1,008,215	39,169
	Hasbro Inc.	938,706	38,581
	Nordstrom Inc.	1,194,097	38,438
*	Apollo Group Inc. Class A	902,310	38,321
	Wynn Resorts Ltd.	495,181	37,768
	Harley-Davidson Inc.	1,688,393	37,533
	H&R Block Inc.	2,360,860	37,042
	Family Dollar Stores Inc.	968,634	36,508
	JC Penney Co. Inc.	1,693,964	36,386
	Tiffany & Co.	911,826	34,567
	Polo Ralph Lauren Corp.
	Class A	471,610	34,409
	International
	Game Technology	2,137,689	33,562
*	Urban Outfitters Inc.	934,055	32,122
*	CarMax Inc.	1,600,056	31,841
	Newell Rubbermaid Inc.	1,995,027	29,207
	Expedia Inc.	1,485,283	27,894
	Wyndham
	Worldwide Corp.	1,289,228	25,965
	Scripps Networks
	Interactive Inc. Class A	643,269	25,950
*	Interpublic Group
	of Cos. Inc.	3,504,975	24,991
	DeVry Inc.	443,968	23,304
	Gannett Co. Inc.	1,706,084	22,964
*,^	Sears Holdings Corp.	345,602	22,343
	Leggett & Platt Inc.	1,060,770	21,279
*	GameStop Corp. Class A	1,094,773	20,571
	DR Horton Inc.	1,983,052	19,493

8

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Abercrombie & Fitch Co.	631,968	19,395
*	Pulte Group Inc.	2,274,836	18,836
*	Big Lots Inc.	576,047	18,485
	Washington Post Co.
	Class B	43,521	17,865
	RadioShack Corp.	898,247	17,525
*	Goodyear Tire
	& Rubber Co.	1,740,247	17,298
	Lennar Corp. Class A	1,165,903	16,218
*	Harman International
	Industries Inc.	498,193	14,891
	Comcast Corp.	844,535	13,876
*,^	AutoNation Inc.	638,021	12,441
*	Eastman Kodak Co.	1,920,098	8,333
	Meredith Corp.	263,376	8,199
*	Office Depot Inc.	1,972,402	7,969
*	New York Times Co.
	Class A	832,101	7,198
			6,766,029
Consumer Staples (11.5%)
	Procter & Gamble Co.	20,652,869	1,238,759
	Coca-Cola Co.	16,544,783	829,225
	Wal-Mart Stores Inc.	14,897,913	716,143
	PepsiCo Inc.	11,565,497	704,917
	Philip Morris
	International Inc.	13,280,590	608,782
	Kraft Foods Inc.	12,503,364	350,094
	Altria Group Inc.	14,935,133	299,300
	CVS Caremark Corp.	9,759,613	286,152
	Colgate-Palmolive Co.	3,517,308	277,023
	Walgreen Co.	7,016,954	187,353
	Kimberly-Clark Corp.	2,968,878	180,003
	Costco Wholesale Corp.	3,162,535	173,402
	General Mills Inc.	4,758,781	169,032
	Sysco Corp.	4,242,770	121,216
	Archer-Daniels-Midland Co.	4,611,858	119,078
	HJ Heinz Co.	2,268,004	98,023
	Kellogg Co.	1,829,130	92,005
	Kroger Co.	4,634,667	91,257
	Avon Products Inc.	3,072,518	81,422
	Lorillard Inc.	1,096,287	78,911
	ConAgra Foods Inc.	3,195,585	74,521
	Mead Johnson
	Nutrition Co.	1,466,842	73,518
	Sara Lee Corp.	4,742,684	66,872
	Dr Pepper Snapple
	Group Inc.	1,762,185	65,888
	Reynolds American Inc.	1,212,413	63,191
	Clorox Co.	1,010,159	62,792
	Coca-Cola Enterprises Inc.	2,333,003	60,331
	Hershey Co.	1,189,812	57,028
	Safeway Inc.	2,787,177	54,796
	JM Smucker Co.	854,240	51,442
	Campbell Soup Co.	1,341,968	48,083
	Molson Coors
	Brewing Co. Class B	1,131,442	47,928

			Market
			Value•
		Shares	($000)
	Estee Lauder Cos. Inc.
	Class A	858,043	47,819
	Brown-Forman Corp.
	Class B	779,492	44,610
*	Whole Foods Market Inc.	1,229,408	44,283
	McCormick & Co. Inc.	950,113	36,066
	Tyson Foods Inc. Class A	2,189,625	35,888
*	Constellation Brands Inc.
	Class A	1,374,032	21,462
	Hormel Foods Corp.	496,899	20,114
	SUPERVALU Inc.	1,520,418	16,481
*	Dean Foods Co.	1,299,187	13,083
			7,708,293
Energy (10.6%)
	Exxon Mobil Corp.	36,660,733	2,092,228
	Chevron Corp.	14,404,730	977,505
	ConocoPhillips	10,673,402	523,957
	Schlumberger Ltd.	8,554,190	473,389
	Occidental
	Petroleum Corp.	5,824,439	449,355
	Apache Corp.	2,418,789	203,638
	Devon Energy Corp.	3,205,014	195,249
	EOG Resources Inc.	1,815,534	178,594
	Halliburton Co.	6,492,317	159,386
	Marathon Oil Corp.	5,088,290	158,195
	Anadarko Petroleum Corp.	3,548,208	128,055
	Baker Hughes Inc.	3,077,057	127,913
	Hess Corp.	2,095,795	105,502
	National Oilwell Varco Inc.	3,005,146	99,380
	Chesapeake Energy Corp.	4,668,260	97,800
*	Southwestern Energy Co.	2,482,907	95,940
	Spectra Energy Corp.	4,647,287	93,271
	Williams Cos. Inc.	4,190,409	76,601
	Noble Energy Inc.	1,252,432	75,559
	Peabody Energy Corp.	1,927,843	75,437
	Valero Energy Corp.	4,055,631	72,920
	Murphy Oil Corp.	1,373,333	68,049
	Smith International Inc.	1,782,484	67,111
*	Cameron
	International Corp.	1,751,484	56,958
	El Paso Corp.	5,047,410	56,077
	Consol Energy Inc.	1,618,870	54,653
	Pioneer Natural
	Resources Co.	831,271	49,419
*	FMC Technologies Inc.	871,951	45,917
	Range Resources Corp.	1,143,164	45,898
*	Denbury Resources Inc.	2,862,893	41,913
*	Nabors Industries Ltd.	2,045,201	36,036
^	Diamond Offshore
	Drilling Inc.	498,501	31,002
	Sunoco Inc.	864,581	30,062
	Helmerich & Payne Inc.	758,239	27,691
	Cabot Oil & Gas Corp.	744,381	23,314
	Massey Energy Co.	737,560	20,172
*	Rowan Cos. Inc.	819,738	17,985
	Tesoro Corp.	1,013,219	11,824
			7,143,955

9

Institutional Index Fund

			Market
			Value•
		Shares	($000)
Financials (16.3%)
	JPMorgan Chase & Co.	28,532,729	1,044,583
	Bank of America Corp.	71,949,915	1,033,920
	Wells Fargo & Co.	37,363,953	956,517
*	Berkshire Hathaway Inc.
	Class B	10,732,826	855,299
*	Citigroup Inc.	162,104,456	609,513
	Goldman Sachs
	Group Inc.	3,691,825	484,626
	American Express Co.	8,614,802	342,008
	US Bancorp	13,746,991	307,245
	Morgan Stanley	10,024,530	232,669
	MetLife Inc.	5,881,814	222,097
	Bank of New York
	Mellon Corp.	8,698,701	214,771
	PNC Financial Services
	Group Inc.	3,772,653	213,155
	Prudential Financial Inc.	3,341,974	179,330
	Travelers Cos. Inc.	3,552,403	174,956
	Simon Property
	Group Inc.	2,099,074	169,500
	Aflac Inc.	3,367,620	143,696
	CME Group Inc.	471,105	132,640
	Capital One
	Financial Corp.	3,274,189	131,950
	BB&T Corp.	4,963,579	130,592
	State Street Corp.	3,598,168	121,690
	Chubb Corp.	2,343,582	117,203
	Allstate Corp.	3,857,757	110,833
	Charles Schwab Corp.	7,018,913	99,528
	Franklin Resources Inc.	1,059,819	91,346
*	Berkshire Hathaway Inc.
	Class A	759	91,080
	Progressive Corp.	4,808,210	90,010
	Marsh &
	McLennan Cos. Inc.	3,881,706	87,532
	Public Storage	974,468	85,666
	Equity Residential	2,029,325	84,501
	Loews Corp.	2,521,197	83,981
	SunTrust Banks Inc.	3,585,181	83,535
	Vornado Realty Trust	1,135,117	82,807
	T Rowe Price Group Inc.	1,861,595	82,636
	Northern Trust Corp.	1,734,539	81,003
	AON Corp.	1,932,317	71,728
	Boston Properties Inc.	997,079	71,132
	Hartford Financial
	Services Group Inc.	3,185,185	70,488
	Fifth Third Bancorp	5,700,489	70,059
	HCP Inc.	2,108,313	67,993
	Ameriprise Financial Inc.	1,834,335	66,275
	Host Hotels & Resorts Inc.	4,720,780	63,636
*	IntercontinentalExchange
	Inc.	530,252	59,934
	Invesco Ltd.	3,350,736	56,393
	Regions Financial Corp.	8,552,659	56,277

			Market
			Value•
		Shares	($000)
	AvalonBay
	Communities Inc.	595,227	55,576
	Discover Financial Services 3,900,460		54,528
	Principal Financial
	Group Inc.	2,292,629	53,739
	Ventas Inc.	1,124,821	52,810
	Lincoln National Corp.	2,169,181	52,689
	Unum Group	2,386,501	51,787
	NYSE Euronext	1,871,475	51,709
	M&T Bank Corp.	596,663	50,687
	KeyCorp	6,303,926	48,477
	Comerica Inc.	1,264,369	46,567
*	Genworth Financial Inc.
	Class A	3,506,943	45,836
	Hudson City Bancorp Inc.	3,398,469	41,597
	Plum Creek Timber Co. Inc. 1,168,639		40,353
	XL Capital Ltd. Class A	2,452,970	39,272
	Kimco Realty Corp.	2,908,598	39,092
	Health Care REIT Inc.	889,987	37,486
	People’s United
	Financial Inc.	2,687,353	36,279
*	SLM Corp.	3,483,267	36,191
	ProLogis	3,417,571	34,620
*	American
	International Group Inc.	968,636	33,360
	Legg Mason Inc.	1,180,799	33,098
	Cincinnati Financial Corp.	1,168,767	30,236
	Torchmark Corp.	591,180	29,269
	Huntington
	Bancshares Inc.	5,138,716	28,469
	Moody’s Corp.	1,409,054	28,068
	Assurant Inc.	801,022	27,795
	Marshall & Ilsley Corp.	3,776,566	27,116
*	Leucadia National Corp.	1,359,419	26,522
*	CB Richard Ellis Group Inc.
	Class A	1,936,072	26,350
	Zions Bancorporation	1,147,972	24,762
*	First Horizon National Corp.1,637,543		18,750
*	NASDAQ OMX Group Inc.	1,045,562	18,590
*	E*Trade Financial Corp.	1,417,542	16,755
	Apartment Investment
	& Management Co.	836,807	16,209
	Federated Investors Inc.
	Class B	635,818	13,168
	Janus Capital Group Inc.	1,315,083	11,678
			10,905,823
Health Care (12.0%)
	Johnson & Johnson	19,779,173	1,168,158
	Pfizer Inc.	57,845,275	824,874
	Merck & Co. Inc.	22,362,201	782,006
	Abbott Laboratories	11,069,624	517,837
*	Amgen Inc.	6,869,855	361,354
	Bristol-Myers Squibb Co.	12,332,644	307,576
	Medtronic Inc.	7,899,659	286,521
	Eli Lilly & Co.	7,277,458	243,795
	UnitedHealth Group Inc.	8,151,797	231,511

10

Institutional Index Fund

			Market
			Value•
		Shares	($000)
*	Gilead Sciences Inc.	6,382,090	218,778
*	Express Scripts Inc.	3,930,754	184,824
*	Medco Health
	Solutions Inc.	3,276,392	180,464
	Baxter International Inc.	4,277,542	173,839
*	Celgene Corp.	3,305,159	167,968
*	WellPoint Inc.	3,063,666	149,905
*	Thermo Fisher
	Scientific Inc.	2,943,348	144,371
	McKesson Corp.	1,946,421	130,722
	Allergan Inc.	2,205,464	128,490
	Becton Dickinson and Co.	1,673,431	113,157
	Stryker Corp.	2,020,032	101,123
*	Genzyme Corp.	1,913,943	97,171
*	Biogen Idec Inc.	1,914,897	90,862
*	Intuitive Surgical Inc.	280,898	88,657
	Cardinal Health Inc.	2,596,752	87,277
*	St. Jude Medical Inc.	2,343,654	84,583
	Aetna Inc.	3,047,400	80,390
*	Zimmer Holdings Inc.	1,454,582	78,620
*	Hospira Inc.	1,189,786	68,353
	AmerisourceBergen Corp.
	Class A	2,026,257	64,334
*	Boston Scientific Corp.	10,875,265	63,077
*	Life Technologies Corp.	1,309,695	61,883
	CIGNA Corp.	1,984,349	61,634
*	Forest Laboratories Inc.	2,168,829	59,491
*	Laboratory Corp. of
	America Holdings	745,786	56,195
*	Humana Inc.	1,220,694	55,749
	Quest Diagnostics Inc.	1,084,028	53,952
	CR Bard Inc.	681,892	52,867
*	DaVita Inc.	745,064	46,522
*	Varian Medical
	Systems Inc.	885,888	46,314
*	Waters Corp.	666,482	43,121
*	Millipore Corp.	401,793	42,851
*	Mylan Inc.	2,214,655	37,738
*	Cerner Corp.	489,344	37,136
	DENTSPLY
	International Inc.	1,048,668	31,366
*	Watson
	Pharmaceuticals Inc.	768,297	31,170
*	Cephalon Inc.	539,257	30,603
*	CareFusion Corp.	1,275,386	28,951
	Patterson Cos. Inc.	668,346	19,068
*	Coventry Health Care Inc.	1,059,785	18,737
	PerkinElmer Inc.	843,992	17,445
*	King Pharmaceuticals Inc.	1,790,612	13,591
*	Tenet Healthcare Corp.	3,125,857	13,566
			8,080,547
Industrials (10.3%)
	General Electric Co.	76,565,204	1,104,070
	United Technologies Corp.	6,691,544	434,348
	United Parcel Service Inc.
	Class B	7,103,184	404,100

			Market
			Value•
		Shares	($000)
	3M Co.	5,113,801	403,939
	Boeing Co.	5,443,452	341,577
	Caterpillar Inc.	4,501,925	270,431
	Union Pacific Corp.	3,629,704	252,301
	Emerson Electric Co.	5,401,442	235,989
	Honeywell
	International Inc.	5,494,729	214,459
	Deere & Co.	3,046,824	169,647
	Lockheed Martin Corp.	2,234,995	166,507
	General Dynamics Corp.	2,766,342	161,997
	FedEx Corp.	2,246,113	157,475
	Norfolk Southern Corp.	2,653,933	140,791
	Danaher Corp.	3,771,815	140,010
	CSX Corp.	2,791,460	138,540
	Raytheon Co.	2,711,906	131,229
	Northrop Grumman Corp.	2,160,127	117,597
	Illinois Tool Works Inc.	2,774,868	114,547
	Waste Management Inc.	3,464,133	108,393
	Precision Castparts Corp.	1,019,857	104,964
	PACCAR Inc.	2,617,030	104,341
	Cummins Inc.	1,438,597	93,696
	Eaton Corp.	1,202,071	78,663
	Republic Services Inc.
	Class A	2,327,766	69,204
	CH Robinson
	Worldwide Inc.	1,189,802	66,224
	Parker Hannifin Corp.	1,154,998	64,056
	Rockwell Collins Inc.	1,128,916	59,979
	Goodrich Corp.	897,871	59,484
	Southwest Airlines Co.	5,339,328	59,320
	ITT Corp.	1,316,152	59,122
	L-3 Communications
	Holdings Inc.	830,153	58,808
	Dover Corp.	1,339,499	55,978
	Fluor Corp.	1,281,693	54,472
	Expeditors International
	of Washington Inc.	1,526,509	52,680
	Rockwell Automation Inc.	1,022,512	50,195
	Fastenal Co.	940,904	47,224
	WW Grainger Inc.	444,319	44,187
*	Stericycle Inc.	606,905	39,801
	Roper Industries Inc.	673,265	37,676
	Flowserve Corp.	402,094	34,098
	Textron Inc.	1,958,147	33,230
	Pitney Bowes Inc.	1,488,240	32,682
*	Jacobs Engineering
	Group Inc.	896,579	32,671
*	Quanta Services Inc.	1,512,551	31,234
	Iron Mountain Inc.	1,296,291	29,115
	Pall Corp.	837,540	28,786
	Masco Corp.	2,572,288	27,678
	Equifax Inc.	906,977	25,450
	Avery Dennison Corp.	791,124	25,419
	Robert Half
	International Inc.	1,074,698	25,309
	Dun & Bradstreet Corp.	360,995	24,230

11

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	RR Donnelley & Sons Co.	1,477,750	24,191
	Cintas Corp.	941,798	22,575
	Snap-On Inc.	413,881	16,932
	Ryder System Inc.	379,226	15,256
*	Raytheon Co. Warrants
	Exp. 06/16/2011	20,998	252
			6,897,129
Information Technology (18.7%)
*	Apple Inc.	6,525,481	1,641,354
	Microsoft Corp.	54,678,292	1,258,148
	International Business
	Machines Corp.	9,196,192	1,135,546
*	Cisco Systems Inc.	40,956,803	872,789
	Intel Corp.	39,901,612	776,086
*	Google Inc. Class A	1,735,836	772,360
	Hewlett-Packard Co.	16,739,591	724,490
	Oracle Corp.	28,075,306	602,496
	QUALCOMM Inc.	11,763,874	386,326
*	EMC Corp.	14,741,810	269,775
	Visa Inc. Class A	3,245,785	229,639
	Texas Instruments Inc.	8,765,262	204,055
	Corning Inc.	11,193,201	180,770
*	eBay Inc.	8,154,630	159,912
*	Dell Inc.	12,357,768	149,035
	Automatic Data
	Processing Inc.	3,607,294	145,230
	Mastercard Inc. Class A	694,216	138,517
*	Yahoo! Inc.	8,443,346	116,771
	Applied Materials Inc.	9,633,632	115,796
*	Motorola Inc.	16,667,790	108,674
*	Cognizant Technology
	Solutions Corp. Class A	2,147,408	107,499
	Broadcom Corp. Class A	3,097,323	102,119
*	Adobe Systems Inc.	3,775,432	99,785
*	NetApp Inc.	2,471,789	92,222
*	Juniper Networks Inc.	3,773,425	86,110
*	Symantec Corp.	5,729,623	79,527
	Xerox Corp.	9,890,419	79,519
*	Intuit Inc.	2,252,863	78,332
	Western Union Co.	4,820,630	71,876
*	Agilent Technologies Inc.	2,496,337	70,971
*	Salesforce.com Inc.	811,545	69,647
*	SanDisk Corp.	1,649,474	69,393
	Fidelity National
	Information Services Inc.	2,376,847	63,747
	Paychex Inc.	2,307,055	59,914
	Analog Devices Inc.	2,137,222	59,543
*	Citrix Systems Inc.	1,332,297	56,263
	Altera Corp.	2,163,558	53,678
*	Micron Technology Inc.	6,127,152	52,020
	CA Inc.	2,800,381	51,527
*	Akamai Technologies Inc.	1,234,194	50,071
	Computer Sciences Corp.	1,106,043	50,048
*	Fiserv Inc.	1,094,347	49,968
	Xilinx Inc.	1,963,741	49,604
*	Western Digital Corp.	1,643,324	49,563

			Market
			Value•
		Shares	($000)
	Amphenol Corp. Class A	1,244,502	48,884
*	BMC Software Inc.	1,301,659	45,076
	Linear Technology Corp.	1,607,248	44,698
*	NVIDIA Corp.	4,103,039	41,892
*	Autodesk Inc.	1,645,409	40,082
*,^	First Solar Inc.	348,624	39,684
*	Red Hat Inc.	1,352,750	39,149
	Harris Corp.	931,020	38,777
^	Microchip Technology Inc.	1,330,559	36,910
*	Teradata Corp.	1,196,846	36,480
*	SAIC Inc.	2,098,113	35,122
*	VeriSign Inc.	1,308,717	34,746
*	McAfee Inc.	1,118,816	34,370
	KLA-Tencor Corp.	1,219,036	33,987
*	Electronic Arts Inc.	2,350,899	33,853
*	FLIR Systems Inc.	1,099,608	31,988
*	Advanced Micro
	Devices Inc.	4,056,207	29,691
	National
	Semiconductor Corp.	1,705,302	22,953
*	LSI Corp.	4,680,309	21,529
	Total System Services Inc.	1,414,151	19,232
*	Lexmark International Inc.
	Class A	562,387	18,576
	Jabil Circuit Inc.	1,387,947	18,460
	Molex Inc.	972,423	17,737
	Tellabs Inc.	2,760,027	17,637
*	Novellus Systems Inc.	688,145	17,451
*	MEMC Electronic
	Materials Inc.	1,629,216	16,097
*	JDS Uniphase Corp.	1,608,580	15,828
*	Novell Inc.	2,509,621	14,255
*	QLogic Corp.	798,176	13,266
*	Compuware Corp.	1,610,391	12,851
*	Teradyne Inc.	1,289,290	12,571
*	Monster Worldwide Inc.	901,834	10,506
			12,535,053
Materials (3.4%)
	EI du Pont de
	Nemours & Co.	6,497,735	224,757
	Newmont Mining Corp.	3,523,466	217,539
	Freeport-McMoRan
	Copper & Gold Inc.	3,383,056	200,040
	Dow Chemical Co.	8,282,518	196,461
	Monsanto Co.	3,912,543	180,838
	Praxair Inc.	2,194,205	166,738
	Air Products
	& Chemicals Inc.	1,523,018	98,707
	Nucor Corp.	2,260,058	86,515
	Ecolab Inc.	1,673,762	75,169
	Alcoa Inc.	7,322,746	73,667
	PPG Industries Inc.	1,192,911	72,064
	International Paper Co.	3,131,292	70,861
	Weyerhaeuser Co.	1,517,713	53,423
	Cliffs Natural
	Resources Inc.	971,175	45,801

12

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Sherwin-Williams Co.	660,961	45,732
	Sigma-Aldrich Corp.	870,454	43,375
	Vulcan Materials Co.	915,665	40,133
	United States Steel Corp.	1,028,228	39,638
	Airgas Inc.	598,561	37,230
	Ball Corp.	662,163	34,982
	CF Industries Holdings Inc.	509,580	32,333
*	Owens-Illinois Inc.	1,181,883	31,261
	Allegheny Technologies Inc.	706,644	31,226
	FMC Corp.	521,402	29,944
	Eastman Chemical Co.	518,708	27,678
	MeadWestvaco Corp.	1,223,778	27,168
*	Pactiv Corp.	951,879	26,510
	International Flavors
	& Fragrances Inc.	569,724	24,168
	Sealed Air Corp.	1,142,369	22,527
	Bemis Co. Inc.	782,259	21,121
*	Titanium Metals Corp.	603,322	10,612
	AK Steel Holding Corp.	786,808	9,379
			2,297,597
Telecommunication Services (3.0%)
	AT&T Inc.	42,375,660	1,025,067
	Verizon
	Communications Inc.	20,271,674	568,012
*	American Tower Corp.
	Class A	2,893,353	128,754
*	Sprint Nextel Corp.	21,379,572	90,650
	CenturyLink Inc.	2,154,553	71,768
	Qwest Communications
	International Inc.	10,709,202	56,223
	Windstream Corp.	3,464,261	36,583
^	Frontier
	Communications Corp.	2,237,552	15,909
*	MetroPCS
	Communications Inc.	1,872,459	15,336
			2,008,302
Utilities (3.7%)
	Southern Co.	5,913,219	196,792
	Exelon Corp.	4,737,435	179,880
	Dominion Resources Inc.	4,274,740	165,603
	Duke Energy Corp.	9,417,369	150,678
	NextEra Energy Inc.	2,973,912	145,008
	Public Service Enterprise
	Group Inc.	3,628,591	113,684
	American Electric
	Power Co. Inc.	3,434,422	110,932
	PG&E Corp.	2,670,437	109,755
	Entergy Corp.	1,357,674	97,237
	Consolidated Edison Inc.	2,022,271	87,160
	Sempra Energy	1,775,353	83,069
	PPL Corp.	3,292,709	82,153
	Progress Energy Inc.	2,059,644	80,779
	FirstEnergy Corp.	2,186,288	77,023
	Edison International	2,336,774	74,123
	Xcel Energy Inc.	3,296,039	67,931
	Questar Corp.	1,255,575	57,116

			Market
			Value•
		Shares	($000)
	DTE Energy Co.	1,207,903	55,092
	Constellation Energy
	Group Inc.	1,446,207	46,640
*	AES Corp.	4,790,835	44,267
	Wisconsin Energy Corp.	838,259	42,533
	Ameren Corp.	1,708,677	40,615
	CenterPoint Energy Inc.	2,985,985	39,296
*	NRG Energy Inc.	1,830,788	38,831
	EQT Corp.	1,031,725	37,287
	Oneok Inc.	762,282	32,969
	Northeast Utilities	1,262,092	32,158
	SCANA Corp.	813,301	29,084
	NiSource Inc.	1,989,584	28,849
	Pinnacle West Capital Corp.	776,813	28,245
	Allegheny Energy Inc.	1,214,750	25,121
	Pepco Holdings Inc.	1,598,870	25,070
	Integrys Energy Group Inc.	551,718	24,132
	CMS Energy Corp.	1,646,813	24,126
	TECO Energy Inc.	1,532,400	23,093
	Nicor Inc.	324,059	13,124
			2,509,455
Total Common Stocks
(Cost $73,103,977)			66,852,183
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.4%)
2,3	Vanguard Market
	Liquidity Fund, 0.286%	306,166,184	306,166
		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Fannie Mae Discount
	Notes, 0.180%, 7/7/10	7,000	7,000
4,5	Fannie Mae Discount
	Notes, 0.200%, 10/5/10	5,000	4,997
4,5	Fannie Mae Discount
	Notes, 0.341%, 3/1/11	20,000	19,951
4,5	Freddie Mac Discount
	Notes, 0.310%, 9/22/10	1,500	1,499
4,5	Freddie Mac Discount
	Notes, 0.295%, 12/15/10	1,000	999
			34,446
Total Temporary Cash Investments
(Cost $340,615)			340,612
Total Investments (100.1%)
(Cost $73,444,592)			67,192,795
Other Assets and Liabilities (-0.1%)
Other Assets			332,682
Liabilities[3]			(394,814)
			(62,132)
Net Assets (100%)			67,130,663

13

Institutional Index Fund

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	74,071,868
Undistributed Net Investment Income	23,342
Accumulated Net Realized Losses	(702,302)
Unrealized Appreciation (Depreciation)
Investment Securities	(6,251,797)
Futures Contracts	(10,448)
Net Assets	67,130,663

Institutional Shares—Net Assets
Applicable to 460,112,688 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	43,384,365
Net Asset Value Per Share—
Institutional Shares	$94.29

Institutional Plus Shares—Net Assets
Applicable to 251,834,113 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	23,746,298
Net Asset Value Per Share—
Institutional Plus Shares	$94.29

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $106,246,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $109,473,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $34,446,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Institutional Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	708,067
Interest[1]	245
Security Lending	2,790
Total Income	711,102
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	11,408
Management and Administrative—Institutional Plus Shares	3,160
Total Expenses	14,568
Net Investment Income	696,534
Realized Net Gain (Loss)
Investment Securities Sold	759,473
Futures Contracts	(24,541)
Realized Net Gain (Loss)	734,932
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(6,248,901)
Futures Contracts	(11,496)
Change in Unrealized Appreciation (Depreciation)	(6,260,397)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,828,931)
1 Interest income from an affiliated company of the fund was $212,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Institutional Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	696,534	1,452,497
Realized Net Gain (Loss)	734,932	3,285,180
Change in Unrealized Appreciation (Depreciation)	(6,260,397)	9,830,915
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,828,931)	14,568,592
Distributions
Net Investment Income
Institutional Shares	(437,964)	(922,489)
Institutional Plus Shares	(245,200)	(529,650)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(683,164)	(1,452,139)
Capital Share Transactions
Institutional Shares	2,568,186	4,601,659
Institutional Plus Shares	906,494	2,263,207
Net Increase (Decrease) from Capital Share Transactions	3,474,680	6,864,866
Total Increase (Decrease)	(2,037,415)	19,981,319
Net Assets
Beginning of Period	69,168,078	49,186,759
End of Period[1]	67,130,663	69,168,078
1 Net Assets—End of Period includes undistributed net investment income of $23,342,000 and $9,972,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$101.98	$82.54	$134.14	$129.59	$114.01	$110.70
Investment Operations
Net Investment Income	.993	2.207	2.521	2.560	2.240	2.050
Net Realized and Unrealized Gain (Loss)
on Investments	(7.708)	19.441	(51.599)	4.550	15.580	3.310
Total from Investment Operations	(6.715)	21.648	(49.078)	7.110	17.820	5.360
Distributions
Dividends from Net Investment Income	(.975)	(2.208)	(2.522)	(2.560)	(2.240)	(2.050)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.975)	(2.208)	(2.522)	(2.560)	(2.240)	(2.050)
Net Asset Value, End of Period	$94.29	$101.98	$82.54	$134.14	$129.59	$114.01

Total Return	-6.66%	26.63%	-36.95%	5.47%	15.78%	4.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43,384	$44,401	$31,543	$45,847	$45,243	$39,154
Ratio of Total Expenses to
Average Net Assets	0.05%[1]	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.96%[1]	2.56%	2.28%	1.90%	1.87%	1.87%
Portfolio Turnover Rate[2]	4%[1]	11%	7%	7%	8%	8%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$101.98	$82.54	$134.14	$129.59	$114.01	$110.71
Investment Operations
Net Investment Income	1.005	2.229	2.548	2.597	2.269	2.068
Net Realized and Unrealized Gain (Loss)
on Investments	(7.708)	19.441	(51.598)	4.548	15.580	3.310
Total from Investment Operations	(6.703)	21.670	(49.050)	7.145	17.849	5.378
Distributions
Dividends from Net Investment Income	(.987)	(2.230)	(2.550)	(2.595)	(2.269)	(2.078)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.987)	(2.230)	(2.550)	(2.595)	(2.269)	(2.078)
Net Asset Value, End of Period	$94.29	$101.98	$82.54	$134.14	$129.59	$114.01

Total Return	-6.65%	26.66%	-36.94%	5.50%	15.81%	4.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,746	$24,767	$17,643	$25,776	$20,294	$17,095
Ratio of Total Expenses to
Average Net Assets	0.025%[1]	0.025%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	1.98%[1]	2.59%	2.30%	1.93%	1.90%	1.90%
Portfolio Turnover Rate[2]	4%[1]	11%	7%	7%	8%	8%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $5 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

19

Institutional Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	66,852,183	—	—
Temporary Cash Investments	306,166	34,446	—
Futures Contracts—Assets[1]	36	—	—
Futures Contracts—Liabilities[1]	(2,163)	—	—
Total	67,156,222	34,446	—
1 Represents variation margin on the last day of the reporting period.

20

Institutional Index Fund

D. At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	September 2010	537	137,821	(3,801)
E-mini S&P 500 Index	September 2010	2,287	117,392	(6,647)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2010, the fund realized $93,221,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $1,342,501,000 to offset future net capital gains of $631,487,000 through December 31, 2014, $54,429,000 through December 31, 2015, and $656,585,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $73,444,592,000. Net unrealized depreciation of investment securities for tax purposes was $6,251,797,000, consisting of unrealized gains of $7,247,475,000 on securities that had risen in value since their purchase and $13,499,272,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2010, the fund purchased $5,164,829,000 of investment securities and sold $1,676,430,000 of investment securities, other than temporary cash investments.

21

Institutional Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	5,874,502	56,698	10,784,824	125,715
Issued in Lieu of Cash Distributions	402,496	3,935	832,657	9,266
Redeemed	(3,708,812)	(35,911)	(7,015,822)	(81,732)
Net Increase (Decrease)—Institutional Shares	2,568,186	24,722	4,601,659	53,249
Institutional Plus Shares
Issued	2,576,310	25,017	5,888,812	71,004
Issued in Lieu of Cash Distributions	237,572	2,322	509,495	5,659
Redeemed	(1,907,388)	(18,362)	(4,135,100)	(47,550)
Net Increase (Decrease)—Institutional Plus Shares	906,494	8,977	2,263,207	29,113

H. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

23

Six Months Ended June 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	12/31/2009	6/30/2010	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$933.42	$0.24
Institutional Plus Shares	1,000.00	933.53	0.12
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.55	$0.25
Institutional Plus Shares	1,000.00	1,024.67	0.13

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.05% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale.

The board will consider whether to renew the advisory arrangement again after a one-year period.

25

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

26

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

27

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > Vanguard.com

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With Hearing Impairment > 800-749-7273	The Vanguard mutual funds are not sponsored,
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and S&P and its Affiliates make no representation,
This material may be used in conjunction	warranty, or condition regarding the advisability of
with the offering of shares of any Vanguard	buying, selling, or holding units/shares in the funds.
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, Vanguard.com, and
searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, sec.gov. In addition,
you may obtain a free report on how your fund voted the
proxies for securities it owned during the 12 months
ended June 30. To get the report, visit either
Vanguard.com or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q942 082010

Vanguard Institutional Total Stock
Market Index Fund Semiannual Report

June 30, 2010

> For the first half of 2010, Vanguard Institutional Total Stock Market Index Fund returned about –6%.

> The fund closely tracked its benchmark index; its return was slightly ahead of its peer group average.

> All ten sectors of the fund posted negative returns. Information technology, energy, and health care stocks detracted the most from the fund’s returns for the period.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	53
Trustees Approve Advisory Arrangement.	55
Glossary.	56

   Institutional Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended June 30, 2010
Total
Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	-5.93%
Institutional Plus Shares	-5.92
MSCI US Broad Market Index	-5.94
Multi-Cap Core Funds Average	-6.32

Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available for a minimum investment of $100 million. Institutional Plus Shares are available for a minimum investment of $200 million.

Your Fund’s Performance at a Glance
December 31, 2009 , Through June 30, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Total Stock Market Index
Fund
Institutional Shares	$24.80	$23.12	$0.226	$0.000
Institutional Plus Shares	24.81	23.13	0.228	0.000

Chairman’s Letter

Dear Shareholder,

Gains made in the U.S. stock market during the first quarter quickly dissipated in the second quarter as a result of growing concern over the fiscal well-being of the global economy. For the half-year ended June 30, Vanguard Institutional Total Stock Market Index Fund returned about –6%. Despite the volatile market, the fund met its primary objective of closely tracking its target index.

The Institutional Total Stock Market Index Fund is heavily weighted in large-capitalization stocks. However, the fund’s mandate ensures exposure to mid- and small-cap companies, which pushed the fund’s return higher by outperforming their large-cap counterparts.

Sovereign debt worries pulled down stock returns
After pulling back a bit in January from 2009’s strong gains, stocks rose steadily as winter turned to spring. Rapid growth in corporate earnings and optimism about the strength of the economic recovery were dominant themes. But in May, the scope of Europe’s fiscal challenges became clearer, and stock prices retreated sharply. For the full six months, U.S. stocks returned about –6%. Small-capitalization stocks, representing companies less exposed to global turmoil than large-cap multinationals, lost less ground than larger stocks.

International stocks also posted negative six-month returns. For U.S.-based investors, a strengthening U.S. dollar further reduced the returns from non-U.S. stocks, particularly in Europe, where the euro fell noticeably in value.

Bonds continued to show strength as investors looked for safer assets
With the economic recovery appearing to decelerate and inflation remaining dormant, bonds stayed in favor throughout the period. As worries persisted about possible fallout from Europe’s sovereign debt problems, many investors sought safety in U.S. Treasuries. Higher-quality corporate bonds also performed well as earnings reports indicated that company balance sheets remained in good shape.

Municipal bonds, with their history of low default rates, also held their ground despite ongoing concerns about deficits confronting many state and local governments. In this risk-averse environment, lower-rated, higher-risk corporate bonds lagged a bit. For the full six months, the broad taxable market returned more than 5%; municipal securities returned more than 3%.

Value stocks prevailed as the market declined
During the half-year, investors gravitated toward value stocks. Growth stocks, particularly those within the information technology sector, fell precipitously in the second quarter.

Market Barometer

			Total Returns
		Periods Ended June 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	-6.40%	15.24%	-0.56%
Russell 2000 Index (Small-caps)	-1.95	21.48	0.37
Dow Jones U.S. Total Stock Market Index	-5.67	16.20	-0.08
MSCI All Country World Index ex USA (International)	-10.80	10.87	3.84

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.33%	9.50%	5.54%
Barclays Capital Municipal Bond Index	3.31	9.61	4.40
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.12	2.63

CPI
Consumer Price Index	0.93%	1.05%	2.30%

Tech stocks, which represent the largest sector in the Institutional Total Stock Market Index Fund (nearly 19%, on average), detracted almost 2 percentage points from the fund’s return for the period. Despite stronger earnings at the beginning of the year, the stocks of internet software-related companies and those that sell communication equipment faltered as investors worried about the strength of spending on software upgrades, new equipment, and internet services.

While growth stocks suffered the brunt of the stock market’s decline in the second quarter, value stocks did not escape unscathed. The energy, health care, and financial sectors dragged down the fund’s performance.

Energy stocks slumped as integrated oil and gas companies suffered from the prospect of tougher government regulation in the aftermath of the BP oil spill in the Gulf of Mexico. Health care stocks declined from the combined effects of looming patent expirations, drug recalls, and overall discomfort with health care reform legislation. Financials, the largest value sector represented in the fund, also had weak results as investment banks and financial services firms came under intense regulatory scrutiny following the global credit crisis.

Although the Institutional Total Stock Market Index Fund benefited slightly from its small- and mid-cap assets, their gains were not enough to turn its results positive. Every sector turned in negative results.

Despite periods of heightened volatility, the fund stayed within a few basis points of the index return, a tribute to Vanguard Quantitative Equity Group, the fund’s advisor. In managing the fund, the Quantitative Equity Group seeks to deliver market-tracking results using both skilled portfolio management and sophisticated risk-control and trading systems.

Diversification is key in all market conditions
The stock market’s abrupt descent in the spring took many by surprise. It was the biggest six-month drop in the market since the spring of 2009, right before the stock market’s rally.

How the market will perform the remainder of the year is anybody’s guess. What we know for certain about the stock market is that, as in life, nothing is permanent except change. The market will fluctuate, large- and smaller-cap stocks will fall in and out of favor, and certain sectors will be more profitable than others depending on what’s happening in the economy.

That’s why Vanguard encourages investors to limit risk by maintaining a balanced portfolio of stock, bond, and money market funds. While it is impossible to stay completely immune to market gyrations, you can protect your institution’s assets from the brunt of wild market swings by diversifying your portfolio among, and within, different asset classes.

With its broadly diversified holdings, low costs, and market-like returns, the Institutional Total Stock Market Index Fund can play an important role within such a portfolio.

Thank you for entrusting your institution’s assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 12, 2010

Institutional Total Stock Market Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VITNX	VITPX
Expense Ratio[1]	0.045%	0.025%
30-Day SEC Yield	1.83%	1.85%

Portfolio Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,255	3,550
Median Market Cap	$25.1B	$25.1B
Price/Earnings Ratio	17.3x	17.3x
Price/Book Ratio	1.9x	1.9x
Return on Equity	19.3%	19.2%
Earnings Growth Rate	6.8%	6.8%
Dividend Yield	2.0%	2.0%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	10%	—
Short-Term Reserves	-0.1%	—

Sector Diversification (% of equity exposure)
		MSCI US
		Broad Market
	Fund	Index
Consumer Discretionary	10.9%	10.9%
Consumer Staples	10.0	10.0
Energy	10.2	10.1
Financials	16.4	16.4
Health Care	12.3	12.3
Industrials	11.1	11.1
Information Technology	18.7	18.8
Materials	3.8	3.8
Telecommunication
Services	2.8	2.8
Utilities	3.8	3.8

Volatility Measures
MSCI US
Broad Market
Index
R-Squared	1.00
Beta	1.00
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.5%
Apple Inc.	Computer
	Hardware	2.0
Microsoft Corp.	Systems Software	1.6
Procter & Gamble Co.	Household
	Products	1.5
Johnson & Johnson	Pharmaceuticals	1.4
International Business	IT Consulting &
Machines Corp.	Other Services	1.4
General Electric Co.	Industrial
	Conglomerates	1.3
JPMorgan Chase & Co.	Diversified Financial
	Services	1.3
Bank of America Corp.	Diversified Financial
	Services	1.2
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Top Ten		15.4%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2010. For the six months ended June 30, 2010, the annualized expense ratios were 0.045% for Institutional Shares and 0.025% for Institutional Plus Shares.

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 31, 2001, Through June 30, 2010

Spliced Institutional Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter.

Note: For 2010, performance data reflect the six months ended June 30, 2010.

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Five	Since
	Date	Year	Years	Inception
Institutional Shares	8/31/2001	16.08%	-0.12%	2.02%
Institutional Plus Shares	5/31/2001	16.10	-0.09	0.93

See Financial Highlights for dividend and capital gains information.

Institutional Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (10.8%)
	McDonald’s Corp.	1,113,374	73,338
	Walt Disney Co.	1,906,623	60,059
	Home Depot Inc.	1,759,595	49,392
	Comcast Corp. Class A	2,726,639	47,362
*	Amazon.com Inc.	368,016	40,209
	Target Corp.	732,006	35,993
	Time Warner Inc.	1,190,224	34,409
*	DIRECTV Class A	945,139	32,059
*	Ford Motor Co.	3,070,849	30,954
	Lowe’s Cos. Inc.	1,509,767	30,829
	News Corp. Class A	2,333,449	27,908
	NIKE Inc. Class B	390,766	26,396
	Time Warner Cable Inc.	364,824	19,000
	Yum! Brands Inc.	485,643	18,960
	Starbucks Corp.	769,287	18,694
	Johnson Controls Inc.	695,129	18,678
	TJX Cos. Inc.	434,309	18,219
	Viacom Inc. Class B	574,362	18,018
	Carnival Corp.	481,200	14,551
*	Kohl’s Corp.	301,398	14,316
	Staples Inc.	749,144	14,271
	Best Buy Co. Inc.	367,717	12,451
	Coach Inc.	325,150	11,884
	Omnicom Group Inc.	321,322	11,021
*	Bed Bath & Beyond Inc.	271,178	10,055
	Gap Inc.	499,833	9,727
	McGraw-Hill Cos. Inc.	326,673	9,193
	Marriott International Inc.
	Class A	296,799	8,886
	CBS Corp. Class B	647,249	8,369
*	priceline.com Inc.	47,191	8,331
	Starwood Hotels &
	Resorts Worldwide Inc.	193,379	8,012
	Mattel Inc.	376,361	7,964
	Stanley Black &
	Decker Inc.	156,617	7,912
	Macy’s Inc.	436,480	7,813
*	Las Vegas Sands Corp.	341,694	7,565

			Market
			Value•
		Shares	($000)
	Ross Stores Inc.	128,219	6,833
	Whirlpool Corp.	77,444	6,801
*	O’Reilly Automotive Inc.	142,424	6,774
	VF Corp.	91,974	6,547
	Genuine Parts Co.	164,455	6,488
	Wynn Resorts Ltd.	82,902	6,323
	Ltd Brands Inc.	283,523	6,257
*	Liberty Media Corp.-
	Interactive	587,616	6,170
	Cablevision Systems Corp.
	Class A	256,711	6,164
	Fortune Brands Inc.	157,287	6,163
*	Apollo Group Inc. Class A	143,840	6,109
*	AutoZone Inc.	30,771	5,946
	Nordstrom Inc.	180,308	5,804
*	Dollar Tree Inc.	137,322	5,717
	H&R Block Inc.	347,825	5,457
	Virgin Media Inc.	324,529	5,416
	Harley-Davidson Inc.	242,658	5,394
	Darden Restaurants Inc.	137,974	5,360
	Hasbro Inc.	127,219	5,229
	Family Dollar Stores Inc.	136,080	5,129
*	Discovery
	Communications Inc.
	Class A	140,241	5,008
*	NetFlix Inc.	46,042	5,002
	Advance Auto Parts Inc.	98,082	4,922
	Tiffany & Co.	129,069	4,893
	International Game
	Technology	307,863	4,833
*	Urban Outfitters Inc.	139,948	4,813
	Polo Ralph Lauren Corp.
	Class A	65,905	4,808
	JC Penney Co. Inc.	220,619	4,739
*	CarMax Inc.	231,546	4,608
*	Discovery
	Communications Inc.	147,022	4,547
*	BorgWarner Inc.	121,097	4,522
*	Chipotle Mexican Grill Inc.
	Class A	32,828	4,491

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Autoliv Inc.	88,334	4,227
	Newell Rubbermaid Inc.	288,176	4,219
	Expedia Inc.	218,670	4,107
*	NVR Inc.	6,017	3,941
	DISH Network Corp.
	Class A	216,402	3,928
	PetSmart Inc.	128,310	3,871
*	Sirius XM Radio Inc.	4,021,100	3,818
	Scripps Networks
	Interactive Inc. Class A	93,948	3,790
	Wyndham Worldwide Corp.	185,346	3,733
*	Liberty Media Corp.-
	Capital	88,796	3,721
*	Liberty Global Inc. Class A	140,267	3,646
^	Garmin Ltd.	124,819	3,642
*	Interpublic Group of
	Cos. Inc.	504,648	3,598
	DeVry Inc.	66,367	3,484
	Gannett Co. Inc.	246,094	3,312
*	Royal Caribbean
	Cruises Ltd.	144,480	3,290
	Comcast Corp.	199,815	3,283
*	Liberty Global Inc.	123,697	3,215
*,^	Sears Holdings Corp.	47,898	3,097
	Leggett & Platt Inc.	154,207	3,093
*	ITT Educational
	Services Inc.	36,951	3,068
*	GameStop Corp. Class A	162,480	3,053
*	Lear Corp.	45,694	3,025
	Strayer Education Inc.	14,510	3,016
*	Aeropostale Inc.	104,618	2,996
*	Pulte Group Inc.	357,993	2,964
	DR Horton Inc.	297,211	2,922
	Abercrombie & Fitch Co.	91,496	2,808
*	Mohawk Industries Inc.	60,463	2,767
*	Big Lots Inc.	85,927	2,757
	Phillips-Van Heusen Corp.	59,541	2,755
*	LKQ Corp.	140,484	2,709
*	Liberty Media Corp.-Starz	51,446	2,667
*	MGM Resorts International	275,113	2,652
	Tupperware Brands Corp.	65,587	2,614
	Gentex Corp.	144,630	2,600
	Jarden Corp.	95,687	2,571
	RadioShack Corp.	130,467	2,545
	Washington Post Co.
	Class B	6,191	2,541
	Williams-Sonoma Inc.	99,226	2,463
*	Signet Jewelers Ltd.	88,877	2,444
*	Dollar General Corp.	88,600	2,441
	American Eagle
	Outfitters Inc.	205,123	2,410
*	Hanesbrands Inc.	99,281	2,389
*	Toll Brothers Inc.	145,893	2,387
*	WMS Industries Inc.	60,771	2,385

			Market
			Value•
		Shares	($000)
*	Goodyear Tire &
	Rubber Co.	239,600	2,382
*	TRW Automotive
	Holdings Corp.	85,856	2,367
*	Panera Bread Co. Class A	31,334	2,359
*	J Crew Group Inc.	63,006	2,319
*	Dick’s Sporting Goods Inc.	93,157	2,319
	Tractor Supply Co.	37,522	2,288
*	Tempur-Pedic
	International Inc.	72,705	2,236
*	Harman International
	Industries Inc.	72,185	2,158
*	DreamWorks Animation
	SKG Inc. Class A	74,681	2,132
	Foot Locker Inc.	163,504	2,063
*	Career Education Corp.	87,097	2,005
	Service Corp. International	266,699	1,974
	Guess? Inc.	62,412	1,950
*	Fossil Inc.	55,514	1,926
*	Deckers Outdoor Corp.	13,455	1,922
	Lennar Corp. Class A	136,186	1,894
*	Bally Technologies Inc.	57,397	1,859
	Chico’s FAS Inc.	186,661	1,844
	John Wiley & Sons Inc.
	Class A	46,582	1,801
	Polaris Industries Inc.	32,631	1,782
*,^	Lululemon Athletica Inc.	47,444	1,766
*	Warnaco Group Inc.	47,619	1,721
*	Hyatt Hotels Corp. Class A	45,678	1,694
	Burger King Holdings Inc.	99,793	1,681
*	Penn National Gaming Inc.	69,916	1,615
*	Valassis
	Communications Inc.	50,848	1,613
	Sotheby’s	69,309	1,585
*	Carter’s Inc.	60,312	1,583
	Brinker International Inc.	108,056	1,562
	Wendy’s/Arby’s Group Inc.
	Class A	388,282	1,553
*	Lamar Advertising Co.
	Class A	60,790	1,491
*	Live Nation
	Entertainment Inc.	141,604	1,480
*	Dress Barn Inc.	61,066	1,454
*	Dana Holding Corp.	144,748	1,447
	Jones Apparel Group Inc.	90,789	1,439
*	Rent-A-Center Inc.	69,262	1,403
	Hillenbrand Inc.	65,032	1,391
*,^	AutoNation Inc.	70,993	1,384
*	Gymboree Corp.	31,489	1,345
*	Cheesecake Factory Inc.	60,183	1,340
	Interactive Data Corp.	40,117	1,339
*	Tenneco Inc.	62,560	1,318
*	Coinstar Inc.	30,619	1,316
	Wolverine World Wide Inc.	51,939	1,310
*	Skechers U.S.A. Inc. Class A	35,518	1,297

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Capella Education Co.	15,652	1,273
*	Madison Square Garden Inc.
	Class A	64,726	1,273
*	Life Time Fitness Inc.	39,198	1,246
	Aaron’s Inc.	72,958	1,245
*,^	Under Armour Inc. Class A	37,332	1,237
*	Eastman Kodak Co.	281,275	1,221
	Meredith Corp.	37,816	1,177
*	Office Depot Inc.	288,830	1,167
*	New York Times Co. Class A	134,888	1,167
	Dillard’s Inc. Class A	54,227	1,166
	Brunswick Corp.	93,161	1,158
	Regal Entertainment Group
	Class A	88,677	1,156
*	OfficeMax Inc.	87,954	1,149
*	Jack in the Box Inc.	58,245	1,133
	Pool Corp.	51,673	1,133
*	Childrens Place Retail
	Stores Inc.	25,692	1,131
	Cracker Barrel
	Old Country Store Inc.	24,195	1,127
	Cooper Tire & Rubber Co.	56,376	1,099
*	Iconix Brand Group Inc.	75,427	1,084
*	Saks Inc.	142,418	1,081
	MDC Holdings Inc.	39,624	1,068
*	Collective Brands Inc.	67,513	1,067
*	JOS A Bank Clothiers Inc.	19,512	1,053
*	Vail Resorts Inc.	30,130	1,052
*	Jo-Ann Stores Inc.	26,901	1,009
*	AnnTaylor Stores Corp.	61,996	1,009
*	American Public
	Education Inc.	22,990	1,005
*	HSN Inc.	40,916	982
*	Morningstar Inc.	22,738	967
	Men’s Wearhouse Inc.	52,552	965
	Thor Industries Inc.	40,356	958
^	Buckle Inc.	29,357	952
	Choice Hotels
	International Inc.	31,369	948
*	CROCS Inc.	89,548	947
	Matthews International Corp.
	Class A	32,354	947
	Regis Corp.	60,829	947
	PF Chang’s China Bistro Inc.	23,837	945
	Arbitron Inc.	36,799	943
	Weight Watchers
	International Inc.	36,339	934
	KB Home	83,557	919
	Brown Shoe Co. Inc.	59,927	910
*	Corinthian Colleges Inc.	91,126	898
	CKE Restaurants Inc.	69,427	870
*	Sally Beauty Holdings Inc.	104,267	855
*	Blue Nile Inc.	18,076	851
*	CEC Entertainment Inc.	23,812	840

			Market
			Value•
		Shares	($000)
*	Lions Gate
	Entertainment Corp.	114,557	800
*	Steven Madden Ltd.	25,353	799
	Bob Evans Farms Inc.	32,374	797
	Scholastic Corp.	32,946	795
*	Belo Corp. Class A	135,897	773
	Cinemark Holdings Inc.	58,234	766
*	Pier 1 Imports Inc.	118,527	760
*	Gaylord Entertainment Co.	34,211	756
	Finish Line Inc. Class A	54,013	752
*	BJ’s Restaurants Inc.	30,918	730
*	99 Cents Only Stores	49,173	728
	International Speedway Corp.
	Class A	28,175	726
	Ryland Group Inc.	45,522	720
*	Timberland Co. Class A	44,073	712
	National CineMedia Inc.	42,155	702
	NutriSystem Inc.	30,519	700
	American Greetings Corp.
	Class A	37,238	699
*	Orient-Express Hotels Ltd.
	Class A	93,715	693
	Cato Corp. Class A	30,998	683
*	Talbots Inc.	66,108	682
*	Buffalo Wild Wings Inc.	18,578	680
*	Scientific Games Corp.
	Class A	72,977	671
*	Hibbett Sports Inc.	27,561	660
*	American Axle &
	Manufacturing Holdings Inc.	89,907	659
*	Charming Shoppes Inc.	171,086	642
*	Maidenform Brands Inc.	31,470	641
*	Cabela’s Inc.	42,846	606
*	Education
	Management Corp.	39,480	602
*	Pre-Paid Legal Services Inc.	13,020	592
*	Universal Technical
	Institute Inc.	24,980	591
*	G-III Apparel Group Ltd.	25,693	588
*	Citi Trends Inc.	17,831	587
*	Group 1 Automotive Inc.	24,155	568
	Ethan Allen Interiors Inc.	40,016	560
	Ameristar Casinos Inc.	37,141	559
*	California Pizza Kitchen Inc.	36,774	557
*	Clear Channel Outdoor
	Holdings Inc. Class A	63,040	547
	CTC Media Inc.	37,849	547
^	Barnes & Noble Inc.	41,924	541
*	Pinnacle Entertainment Inc.	57,162	541
*	Liz Claiborne Inc.	126,974	536
*	Asbury Automotive
	Group Inc.	50,485	532
*	Ulta Salon Cosmetics &
	Fragrance Inc.	22,440	531

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Texas Roadhouse Inc.
	Class A	41,889	529
	Monro Muffler Brake Inc.	13,369	528
*	Peet’s Coffee & Tea Inc.	13,339	524
*,^	Fuel Systems Solutions Inc.	20,012	519
	Churchill Downs Inc.	15,622	512
*	K-Swiss Inc. Class A	45,352	509
	Stewart Enterprises Inc.
	Class A	93,833	508
	Harte-Hanks Inc.	48,452	506
*	Helen of Troy Ltd.	22,871	505
*	Papa John’s International Inc.	21,322	493
	Big 5 Sporting Goods Corp.	36,826	484
*	Penske Automotive
	Group Inc.	41,038	466
*	Domino’s Pizza Inc.	41,064	464
*	AFC Enterprises Inc.	50,608	461
	Callaway Golf Co.	76,125	460
*	Boyd Gaming Corp.	54,063	459
*	Genesco Inc.	17,339	456
*	Ascent Media Corp. Class A	18,011	455
	Unifirst Corp.	10,278	452
*	America’s Car-Mart Inc.	19,702	446
*	Sonic Corp.	57,185	443
*	Drew Industries Inc.	21,790	440
*	Steiner Leisure Ltd.	11,424	439
	Christopher & Banks Corp.	69,657	431
	Columbia Sportswear Co.	9,195	429
*	True Religion Apparel Inc.	19,394	428
	Bebe Stores Inc.	65,825	421
*	Shutterfly Inc.	17,378	416
*	Meritage Homes Corp.	25,458	414
	CPI Corp.	17,789	399
*	Overstock.com Inc.	21,662	391
	Fred’s Inc. Class A	34,880	386
*	Denny’s Corp.	147,857	384
*	iRobot Corp.	20,121	378
*	Volcom Inc.	20,318	377
*	DineEquity Inc.	13,432	375
*	Interval Leisure Group Inc.	29,940	373
	Blyth Inc.	10,789	368
*	Amerigon Inc.	49,340	364
*	AH Belo Corp. Class A	54,513	362
*	Mediacom
	Communications Corp.
	Class A	53,323	358
*	Quiksilver Inc.	95,378	353
^	PetMed Express Inc.	19,775	352
	Haverty Furniture Cos. Inc.	28,362	349
*	Ruby Tuesday Inc.	40,700	346
*	Jakks Pacific Inc.	23,775	342
*	Alloy Inc.	36,292	340
*	Hovnanian Enterprises Inc.
	Class A	92,046	339
*	Arctic Cat Inc.	36,649	334

			Market
			Value•
		Shares	($000)
*	Build-A-Bear Workshop Inc.	48,526	329
	Cherokee Inc.	19,226	329
*	Cavco Industries Inc.	9,285	327
*	Audiovox Corp. Class A	44,054	324
*	Standard Pacific Corp.	97,102	323
*	Lumber Liquidators
	Holdings Inc.	13,774	321
*	Beazer Homes USA Inc.	87,666	318
*	Landry’s Restaurants Inc.	12,932	316
*	Winnebago Industries Inc.	31,071	309
*	La-Z-Boy Inc.	41,288	307
*	RCN Corp.	20,673	306
*	K12 Inc.	13,616	302
	Oxford Industries Inc.	14,386	301
	National Presto
	Industries Inc.	3,208	298
*	Pacific Sunwear Of California	92,984	298
*	RC2 Corp.	18,291	295
*	Exide Technologies	56,664	295
*	Drugstore.Com Inc.	95,569	294
*	Modine Manufacturing Co.	38,247	294
	PEP Boys-
	Manny Moe & Jack	32,895	291
*	Kirkland’s Inc.	17,131	289
	Standard Motor
	Products Inc.	34,960	282
	World Wrestling
	Entertainment Inc. Class A	18,123	282
*	Select Comfort Corp.	32,097	281
	Lennar Corp. Class B	24,500	278
*	Knology Inc.	25,373	277
*	Grand Canyon Education Inc.	11,666	273
*	Unifi Inc.	71,192	272
*	Carriage Services Inc.
	Class A	57,954	270
*	Krispy Kreme Doughnuts Inc.	79,870	269
*	Lincoln Educational
	Services Corp.	12,941	266
*	Cost Plus Inc.	72,028	257
	CSS Industries Inc.	15,338	253
*	Retail Ventures Inc.	32,360	253
	Ambassadors Group Inc.	22,341	252
*,^	Brookfield Homes Corp.	37,018	250
*	O’Charleys Inc.	46,133	245
*	Furniture Brands
	International Inc.	46,409	242
	Stage Stores Inc.	22,680	242
*	hhgregg Inc.	10,378	242
*	Perry Ellis International Inc.	11,978	242
*	Vitamin Shoppe Inc.	9,253	237
*	Wet Seal Inc. Class A	64,717	236
*	Federal-Mogul Corp.	18,021	235
*	MarineMax Inc.	33,690	234
*	Shuffle Master Inc.	29,163	234
*	DSW Inc. Class A	10,188	229

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Red Robin Gourmet
	Burgers Inc.	13,279	228
*	Benihana Inc. Class A	38,113	226
	Books-A-Million Inc.	37,292	224
	HOT Topic Inc.	43,664	222
*	Isle of Capri Casinos Inc.	23,807	220
*	Entercom
	Communications Corp.
	Class A	24,735	218
*	Dorman Products Inc.	10,731	218
	Systemax Inc.	14,469	218
*	Marine Products Corp.	37,869	214
*	Leapfrog Enterprises Inc.	53,263	214
*	Cache Inc.	36,890	210
*	Biglari Holdings Inc.	722	207
*	Movado Group Inc.	19,250	206
*	Learning Tree
	International Inc.	17,883	194
	Courier Corp.	15,462	189
	Superior Industries
	International Inc.	14,041	189
*	Journal Communications Inc.
	Class A	47,154	187
*	China Automotive
	Systems Inc.	10,300	181
*	Fisher Communications Inc.	10,632	179
*	Sonic Automotive Inc.
	Class A	20,811	178
*	Rue21 Inc.	5,800	176
*	Bluegreen Corp.	58,031	175
*	Carmike Cinemas Inc.	28,265	171
	Kid Brands Inc.	24,350	171
*	Tuesday Morning Corp.	42,595	170
*	Cumulus Media Inc. Class A	63,405	169
*	Martha Stewart Living
	Omnimedia Class A	33,957	167
*,^	McClatchy Co. Class A	45,433	165
*	Emmis
	Communications Corp.
	Class A	73,231	161
*	Morgans Hotel Group Co.	25,940	160
*	EW Scripps Co. Class A	20,958	156
*	CKX Inc.	31,017	155
*	Kenneth Cole
	Productions Inc. Class A	13,837	152
	Marcus Corp.	16,048	152
	Sturm Ruger & Co. Inc.	10,565	151
*	Media General Inc. Class A	14,880	145
*	Bassett Furniture
	Industries Inc.	33,302	143
*	Bon-Ton Stores Inc.	14,510	141
*	Sinclair Broadcast Group Inc.
	Class A	24,240	141
*	Core-Mark Holding Co. Inc.	5,149	141
*	Coldwater Creek Inc.	41,763	140

			Market
			Value•
		Shares	($000)
*	AC Moore Arts & Crafts Inc.	61,204	139
*	ChinaCast Education Corp.	23,100	137
*	Rentrak Corp.	5,600	136
*	Bridgepoint Education Inc.	8,599	136
*	Entravision
	Communications Corp.
	Class A	64,225	136
	Lithia Motors Inc. Class A	21,630	134
*	Casual Male Retail
	Group Inc.	39,081	134
*	Borders Group Inc.	95,577	127
	Gaiam Inc. Class A	20,924	127
*,^	Quantum Fuel Systems
	Technologies
	Worldwide Inc.	236,650	127
*	Steinway Musical
	Instruments Inc.	7,074	126
	Speedway Motorsports Inc.	8,997	122
*	Shiloh Industries Inc.	14,359	121
*	Zumiez Inc.	7,435	120
*	Warner Music Group Corp.	24,636	120
*	Caribou Coffee Co. Inc.	12,577	119
*	Gray Television Inc.	48,812	118
*,^	Conn’s Inc.	19,627	115
*	Smith &
	Wesson Holding Corp.	27,010	110
*	1-800-Flowers.com Inc.
	Class A	52,607	108
*	Universal Electronics Inc.	6,376	106
*	West Marine Inc.	9,677	105
*	Multimedia Games Inc.	23,244	105
*	Luby’s Inc.	25,857	100
*	Destination Maternity Corp.	3,852	97
*	SuperMedia Inc.	5,300	97
*,^	Blockbuster Inc. Class A	395,251	94
*	Midas Inc.	11,909	91
*	Strattec Security Corp.	4,111	91
	Hooker Furniture Corp.	8,400	90
*	Playboy Enterprises Inc.
	Class B	20,792	87
	News Corp. Class B	6,073	84
*	Nautilus Inc.	54,402	83
	Dover Downs Gaming &
	Entertainment Inc.	28,470	82
*	Monarch Casino &
	Resort Inc.	8,027	81
*	M/I Homes Inc.	8,173	79
*	dELiA*s Inc.	53,372	78
*	Shoe Carnival Inc.	3,817	78
	Weyco Group Inc.	3,422	78
*	Harris Interactive Inc.	73,072	77
*	Town Sports International
	Holdings Inc.	33,558	77
*	Princeton Review Inc.	32,289	75
*	Lee Enterprises Inc.	29,094	75

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Navarre Corp.	32,814	72
*	Beasley Broadcasting
	Group Inc. Class A	14,447	70
*	Cosi Inc.	95,907	70
*	Hawk Corp. Class A	2,700	69
*	Global Traffic Network Inc.	12,686	68
*	Valuevision Media Inc.
	Class A	36,883	65
*	Jamba Inc.	28,900	62
*	Lifetime Brands Inc.	3,800	56
*	Stein Mart Inc.	8,688	54
*,^	Fuqi International Inc.	7,784	53
*	Escalade Inc.	10,730	53
*	LIN TV Corp. Class A	9,610	52
	PRIMEDIA Inc.	17,570	51
*	Delta Apparel Inc.	3,519	51
*	Sealy Corp.	19,178	51
	Flexsteel Industries	4,500	50
*	LodgeNet Interactive Corp.	12,943	48
*	Stanley Furniture Co. Inc.	11,489	47
*	New York & Co. Inc.	19,325	44
*	Century Casinos Inc.	19,979	43
*	Zale Corp.	26,866	42
	Spartan Motors Inc.	10,012	42
*	Wonder Auto Technology Inc.	5,700	42
	Skyline Corp.	2,242	40
*	Heelys Inc.	16,400	40
*	Jackson Hewitt Tax
	Service Inc.	33,332	38
*	Bidz.com Inc.	24,399	37
*	Salem
	Communications Corp.
	Class A	9,254	34
*	McCormick & Schmick’s
	Seafood Restaurants Inc.	4,500	34
*	Carrols Restaurant Group Inc.	7,300	33
*	Benihana Inc. Class A	5,006	32
*	Dixie Group Inc.	8,586	32
*	Duckwall-ALCO Stores Inc.	2,152	32
*	Stoneridge Inc.	4,152	32
*	Famous Dave’s Of
	America Inc.	3,695	31
*	Hallwood Group Inc.	800	30
*	Orbitz Worldwide Inc.	7,885	30
*	Radio One Inc.	22,460	29
*	Empire Resorts Inc.	17,520	29
*	Einstein Noah Restaurant
	Group Inc.	2,600	28
*	Lazare Kaplan
	International Inc.	9,594	24
*	Reading International Inc.
	Class A	5,900	23
*	MTR Gaming Group Inc.	14,457	23
*	Hastings Entertainment Inc.	2,708	21

			Market
			Value•
		Shares	($000)
*	Saga Communications Inc.
	Class A	825	20
*	Spanish Broadcasting
	System Inc.	16,763	19
*	Daily Journal Corp.	260	18
*	Red Lion Hotels Corp.	2,812	17
*	Palm Harbor Homes Inc.	9,203	16
*	Johnson Outdoors Inc.
	Class A	1,400	16
	Emerson Radio Corp.	8,900	15
*	Trans World
	Entertainment Corp.	8,888	15
*	Elixir Gaming
	Technologies Inc.	54,853	13
*	Nexstar Broadcasting
	Group Inc. Class A	2,995	13
*	American Apparel Inc.	6,500	12
	Collectors Universe	800	11
*	Hollywood Media Corp.	7,540	9
*	Dover Motorsports Inc.	4,394	8
*	Outdoor Channel
	Holdings Inc.	1,667	8
*	Ruth’s Hospitality Group Inc.	1,579	7
*	US Auto Parts Network Inc.	1,000	6
*	Blockbuster Inc. Class B	21,904	5
*	Atrinsic Inc.	5,453	5
*	Great Wolf Resorts Inc.	2,310	5
	Sport Supply Group Inc.	300	4
*	Lakes Entertainment Inc.	2,600	4
*	Radio One Inc. Class A	1,680	2
	Gaming Partners
	International Corp.	282	2
*	Krispy Kreme Doughnuts Inc.
	Warrants Exp. 3/2/2012	332	—
			1,296,380
Consumer Staples (9.9%)
	Procter & Gamble Co.	3,005,631	180,278
	Wal-Mart Stores Inc.	2,365,615	113,715
	Coca-Cola Co.	2,146,731	107,594
	PepsiCo Inc.	1,684,087	102,645
	Philip Morris
	International Inc.	1,946,384	89,222
	Kraft Foods Inc.	1,804,879	50,537
	Altria Group Inc.	2,152,935	43,145
	CVS Caremark Corp.	1,438,916	42,189
	Colgate-Palmolive Co.	510,935	40,241
	Walgreen Co.	1,019,505	27,221
	Kimberly-Clark Corp.	430,815	26,120
	Costco Wholesale Corp.	454,644	24,928
	General Mills Inc.	682,070	24,227
	Sysco Corp.	613,195	17,519
	Archer-Daniels-Midland Co.	598,467	15,452
	HJ Heinz Co.	327,276	14,145
	Kellogg Co.	275,684	13,867
	Kroger Co.	638,908	12,580

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Avon Products Inc.	442,443	11,725
	Lorillard Inc.	160,216	11,532
	ConAgra Foods Inc.	458,864	10,701
	Mead Johnson Nutrition Co.	211,624	10,607
	Dr Pepper Snapple
	Group Inc.	262,972	9,833
	Sara Lee Corp.	685,494	9,665
	Reynolds American Inc.	181,016	9,435
	Clorox Co.	145,151	9,023
	Safeway Inc.	401,801	7,899
	Coca-Cola Enterprises Inc.	305,291	7,895
	Hershey Co.	164,431	7,881
	Campbell Soup Co.	212,961	7,630
	JM Smucker Co.	123,220	7,420
	Molson Coors Brewing Co.
	Class B	167,469	7,094
	Bunge Ltd.	141,453	6,958
	Estee Lauder Cos. Inc.
	Class A	116,909	6,515
*	Whole Foods Market Inc.	150,343	5,415
	Tyson Foods Inc. Class A	302,399	4,956
	Brown-Forman Corp.
	Class B	85,945	4,919
	McCormick & Co. Inc.	124,468	4,725
	Church & Dwight Co. Inc.	73,229	4,592
*	Energizer Holdings Inc.	68,799	3,459
*	Constellation Brands Inc.
	Class A	205,711	3,213
*	Ralcorp Holdings Inc.	56,859	3,116
	Hormel Foods Corp.	76,477	3,096
*	Hansen Natural Corp.	78,118	3,055
*	Green Mountain Coffee
	Roasters Inc.	115,857	2,978
	Del Monte Foods Co.	205,878	2,963
	Herbalife Ltd.	62,846	2,894
	Alberto-Culver Co. Class B	92,671	2,510
	SUPERVALU Inc.	220,738	2,393
	Corn Products
	International Inc.	78,328	2,373
*	Smithfield Foods Inc.	155,689	2,320
*	BJ’s Wholesale Club Inc.	58,183	2,153
	Flowers Foods Inc.	87,076	2,127
*	NBTY Inc.	59,454	2,022
*	Dean Foods Co.	188,952	1,903
	Casey’s General Stores Inc.	53,389	1,863
*	TreeHouse Foods Inc.	36,025	1,645
	Nu Skin Enterprises Inc.
	Class A	58,939	1,469
*	Central European
	Distribution Corp.	68,311	1,461
*	American Italian Pasta Co.	25,827	1,366
	Ruddick Corp.	43,637	1,352
*	United Natural Foods Inc.	43,325	1,295
	Sanderson Farms Inc.	22,890	1,161
	Lancaster Colony Corp.	20,880	1,114

			Market
			Value•
		Shares	($000)
	Universal Corp.	26,211	1,040
*	Fresh Del Monte
	Produce Inc.	47,547	962
*	Hain Celestial Group Inc.	42,502	857
	Andersons Inc.	25,813	841
	Vector Group Ltd.	47,132	793
	Diamond Foods Inc.	16,484	678
	J&J Snack Foods Corp.	15,978	673
	Cal-Maine Foods Inc.	20,478	654
*	Rite Aid Corp.	653,706	641
*	Darling International Inc.	82,212	617
*	Boston Beer Co. Inc.
	Class A	9,036	610
*	Medifast Inc.	22,593	585
*	Winn-Dixie Stores Inc.	58,436	563
*	Chiquita Brands
	International Inc.	44,867	545
	Tootsie Roll Industries Inc.	21,215	502
	WD-40 Co.	13,807	461
	B&G Foods Inc. Class A	42,491	458
	Coca-Cola Bottling Co.
	Consolidated	9,340	448
	Inter Parfums Inc.	30,760	438
	Lance Inc.	25,818	426
	Nash Finch Co.	12,153	415
*	Central Garden and Pet Co.
	Class A	44,859	402
*	Pantry Inc.	27,046	382
*	Elizabeth Arden Inc.	25,652	372
*,^	American Dairy Inc.	22,060	352
*	Central Garden and Pet Co.	36,886	351
*	Heckmann Corp.	73,624	342
	Alico Inc.	14,659	337
*	Prestige Brands
	Holdings Inc.	47,296	335
	Ingles Markets Inc. Class A	21,650	326
*	John B. Sanfilippo &
	Son Inc.	20,611	298
*	Alliance One
	International Inc.	81,434	290
	Pricesmart Inc.	12,154	282
*	Smart Balance Inc.	52,570	215
	Weis Markets Inc.	6,527	215
*	American Oriental
	Bioengineering Inc.	80,961	204
*	Dole Food Co. Inc.	18,306	191
*,^	Star Scientific Inc.	115,778	190
	Farmer Bros Co.	11,764	178
	Arden Group Inc.	2,002	176
*	Great Atlantic &
	Pacific Tea Co.	43,112	168
*	Zhongpin Inc.	14,260	168
	Spartan Stores Inc.	11,975	164
*	Pilgrim’s Pride Corp.	24,200	159
*	Susser Holdings Corp.	13,075	154

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Lifeway Foods Inc.	15,308	149
*	USANA Health
	Sciences Inc.	4,075	149
	National Beverage Corp.	11,297	139
*	Overhill Farms Inc.	22,150	130
*	Revlon Inc. Class A	10,472	117
*	Omega Protein Corp.	28,743	115
	Oil-Dri Corp. of America	4,868	112
	Griffin Land &
	Nurseries Inc.	4,337	110
*	Harbinger Group Inc.	17,400	109
	Imperial Sugar Co.	10,200	103
*	Reddy Ice Holdings Inc.	29,460	95
*	Mannatech Inc.	44,016	88
*	HQ Sustainable Maritime
	Industries Inc.	12,000	60
*	Physicians Formula
	Holdings Inc.	16,000	53
*	Inventure Foods Inc.	15,384	47
	Female Health Co.	8,774	46
*	Nutraceutical
	International Corp.	2,905	44
*	Parlux Fragrances Inc.	23,400	42
	Schiff Nutrition
	International Inc.	5,684	41
*	Jones Soda Co.	32,440	38
*	MGP Ingredients Inc.	4,834	32
	Bridgford Foods Corp.	2,000	28
*	Seneca Foods Corp.
	Class A	800	26
*	China Marine Food
	Group Ltd.	5,300	22
	Tasty Baking Co.	1,987	14
*	Orchids Paper Products Co.	882	11
	Calavo Growers Inc.	498	9
	Village Super Market Inc.
	Class A	200	5
			1,188,738
Energy (10.1%)
	Exxon Mobil Corp.	5,273,755	300,973
	Chevron Corp.	2,078,185	141,026
	ConocoPhillips	1,461,610	71,750
	Schlumberger Ltd.	1,237,229	68,468
	Occidental Petroleum Corp.	840,194	64,821
	Apache Corp.	348,272	29,321
	Devon Energy Corp.	439,307	26,763
	EOG Resources Inc.	261,370	25,711
	Halliburton Co.	936,637	22,994
	Marathon Oil Corp.	732,611	22,777
	Baker Hughes Inc.	444,507	18,478
	Anadarko Petroleum Corp.	509,684	18,394
*	Transocean Ltd.	332,808	15,419
	Hess Corp.	304,830	15,345
	National Oilwell Varco Inc.	433,000	14,319
	Chesapeake Energy Corp.	670,588	14,049

			Market
			Value•
		Shares	($000)
*	Southwestern Energy Co.	358,139	13,838
	Spectra Energy Corp.	670,049	13,448
	Williams Cos. Inc.	603,905	11,039
	Noble Energy Inc.	180,530	10,891
	Peabody Energy Corp.	278,182	10,885
	Valero Energy Corp.	584,469	10,509
*	Weatherford
	International Ltd.	763,634	10,034
	Smith International Inc.	257,062	9,678
	Murphy Oil Corp.	187,904	9,311
	Noble Corp.	266,413	8,235
*	Cameron
	International Corp.	252,972	8,227
	El Paso Corp.	725,704	8,063
	Consol Energy Inc.	227,349	7,675
	Pioneer Natural
	Resources Co.	119,631	7,112
*	Ultra Petroleum Corp.	157,408	6,965
*	Newfield Exploration Co.	137,714	6,729
*	FMC Technologies Inc.	126,488	6,661
	Range Resources Corp.	164,752	6,615
	Cimarex Energy Co.	86,900	6,220
*	Denbury Resources Inc.	391,128	5,726
*	Petrohawk Energy Corp.	312,378	5,301
*	Nabors Industries Ltd.	294,735	5,193
*	Kinder Morgan
	Management LLC	81,199	4,595
^	Diamond Offshore
	Drilling Inc.	72,139	4,486
*	Concho Resources Inc.	80,400	4,449
*	Alpha Natural
	Resources Inc.	124,763	4,226
	Sunoco Inc.	121,122	4,211
*	Whiting Petroleum Corp.	52,764	4,138
*	Pride International Inc.	181,938	4,064
	Helmerich & Payne Inc.	109,764	4,009
	Core Laboratories NV	23,218	3,427
	Cabot Oil & Gas Corp.	107,705	3,373
	Arch Coal Inc.	168,538	3,339
*	Forest Oil Corp.	110,957	3,036
*	Plains Exploration &
	Production Co.	144,934	2,987
	EXCO Resources Inc.	187,229	2,735
*	Dresser-Rand Group Inc.	85,985	2,713
	Massey Energy Co.	98,909	2,705
	SM Energy Co.	65,243	2,620
*	Rowan Cos. Inc.	118,433	2,598
*	Oceaneering
	International Inc.	57,225	2,569
	Southern Union Co.	116,137	2,539
*	Mariner Energy Inc.	105,908	2,275
*	Atlas Energy Inc.	81,241	2,199
	Tidewater Inc.	54,076	2,094
	Patterson-UTI Energy Inc.	160,415	2,065
*	Oil States International Inc.	52,072	2,061

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Brigham Exploration Co.	118,278	1,819
	Tesoro Corp.	147,023	1,716
*	Unit Corp.	42,078	1,708
*	Exterran Holdings Inc.	62,914	1,624
*	SEACOR Holdings Inc.	22,350	1,579
*	Continental Resources Inc.	35,274	1,574
*	Atwood Oceanics Inc.	61,129	1,560
	World Fuel Services Corp.	59,393	1,541
*	Superior Energy
	Services Inc.	81,908	1,529
	CARBO Ceramics Inc.	20,857	1,506
	Frontier Oil Corp.	110,819	1,490
*	Dril-Quip Inc.	33,368	1,469
*	Quicksilver Resources Inc.	123,878	1,363
*	Comstock Resources Inc.	48,996	1,358
	Berry Petroleum Co. Class A	51,185	1,316
*	Arena Resources Inc.	40,440	1,290
	Holly Corp.	46,911	1,247
	Lufkin Industries Inc.	31,598	1,232
*	Bill Barrett Corp.	40,030	1,232
*	Key Energy Services Inc.	131,410	1,206
*	Gran Tierra Energy Inc.	236,168	1,171
	Overseas Shipholding
	Group Inc.	30,687	1,137
*	Helix Energy Solutions
	Group Inc.	103,971	1,120
*	Rosetta Resources Inc.	55,559	1,101
*	Swift Energy Co.	39,575	1,065
*	Bristow Group Inc.	36,040	1,060
	Penn Virginia Corp.	48,071	967
*	Patriot Coal Corp.	81,439	957
*,^	SandRidge Energy Inc.	163,200	951
*	Complete Production
	Services Inc.	64,710	925
*	McMoRan Exploration Co.	80,582	895
*	Energy XXI Bermuda Ltd.	51,299	809
*	Enbridge Energy
	Management LLC	14,834	757
*	International Coal Group Inc.	192,428	741
*	Clean Energy Fuels Corp.	48,027	718
*	Tetra Technologies Inc.	78,930	717
*	ATP Oil & Gas Corp.	67,172	711
*	James River Coal Co.	40,825	650
*	Cal Dive International Inc.	110,844	648
*	Newpark Resources Inc.	101,710	615
*	Contango Oil & Gas Co.	13,727	614
*	Clayton Williams Energy Inc.	13,449	566
*	Gulfmark Offshore Inc.	21,003	550
*	American Oil & Gas Inc.	87,493	549
*	Carrizo Oil & Gas Inc.	35,228	547
	Vaalco Energy Inc.	97,087	544
*	Global Industries Ltd.	117,265	527
*	Cobalt International
	Energy Inc.	70,283	524
*	USEC Inc.	109,987	524

			Market
			Value•
		Shares	($000)
	General Maritime Corp.	84,561	511
*	BPZ Resources Inc.	117,261	487
*	Parker Drilling Co.	122,941	486
*	ION Geophysical Corp.	134,359	468
*	Stone Energy Corp.	41,318	461
*	Abraxas Petroleum Corp.	160,576	450
*	Callon Petroleum Co.	70,001	441
*	Harvest Natural
	Resources Inc.	55,967	412
*	Oilsands Quest Inc.	671,858	410
*	GMX Resources Inc.	60,454	392
*	Pioneer Drilling Co.	68,812	390
*	Northern Oil and Gas Inc.	29,950	385
*	Matrix Service Co.	40,511	377
*	Venoco Inc.	21,691	357
	Delek US Holdings Inc.	48,823	356
*	Hornbeck Offshore
	Services Inc.	23,092	337
*	Goodrich Petroleum Corp.	27,074	325
*	Basic Energy Services Inc.	42,009	323
	Alon USA Energy Inc.	46,574	296
*	Approach Resources Inc.	42,755	294
*	Hercules Offshore Inc.	120,829	294
*	Petroleum
	Development Corp.	11,306	290
	RPC Inc.	20,723	283
*	CVR Energy Inc.	36,726	276
*	Petroquest Energy Inc.	40,326	273
*	T 3 Energy Services Inc.	9,553	267
*	Allis-Chalmers Energy Inc.	125,917	259
*	Dawson Geophysical Co.	12,120	258
*	Western Refining Inc.	50,739	255
	Gulf Island Fabrication Inc.	16,435	255
*	Resolute Energy Corp.	20,500	251
*	Delta Petroleum Corp.	291,748	251
	W&T Offshore Inc.	26,099	247
*	FX Energy Inc.	67,836	246
*	Willbros Group Inc.	29,461	218
*	Crosstex Energy Inc.	33,984	218
*	Natural Gas Services
	Group Inc.	13,600	206
*	Energy Partners Ltd.	16,200	198
*	Cloud Peak Energy Inc.	14,700	195
*	Superior Well Services Inc.	11,565	193
*	Endeavour
	International Corp.	179,625	190
*	Tesco Corp.	14,780	181
*	Kodiak Oil & Gas Corp.	52,300	167
*	Rex Energy Corp.	16,299	165
*	Bronco Drilling Co. Inc.	48,840	164
*	OYO Geospace Corp.	3,239	157
*	Gulfport Energy Corp.	12,735	151
*	Bolt Technology Corp.	15,331	134
*	CREDO Petroleum Corp.	16,623	122
*	CAMAC Energy Inc.	30,310	113

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Seahawk Drilling Inc.	10,785	105
*	PHI Inc.	6,963	98
*	Cheniere Energy Inc.	31,466	89
*	Double Eagle Petroleum Co.	19,340	82
*	Boots & Coots Inc.	27,400	81
*	Gastar Exploration Ltd.	21,500	78
*	Warren Resources Inc.	26,047	76
*	Westmoreland Coal Co.	8,998	73
*	Toreador Resources Corp.	12,850	71
*	REX American
	Resources Corp.	4,209	67
*	Union Drilling Inc.	12,040	66
*	Rentech Inc.	56,482	56
*	ENGlobal Corp.	26,500	55
*	HKN Inc.	16,344	51
*	Mitcham Industries Inc.	7,104	48
*	Syntroleum Corp.	28,304	46
*	Geokinetics Inc.	11,700	45
	Panhandle Oil and
	Gas Inc. Class A	1,500	40
*	Green Plains Renewable
	Energy Inc.	3,600	37
*	Adams Resources &
	Energy Inc.	1,500	27
*	Evolution Petroleum Corp.	5,100	26
*	Trico Marine Services Inc.	48,801	24
*,^	Sulphco Inc.	84,950	23
*	Gasco Energy Inc.	64,680	23
*,^	Evergreen Energy Inc.	203,636	22
*	Cano Petroleum Inc.	26,263	20
*	Georesources Inc.	1,400	19
*	Vantage Drilling Co.	13,700	18
*	Pacific Ethanol Inc.	26,820	17
*	GeoGlobal Resources Inc.	10,085	11
*	RAM Energy
	Resources Inc.	3,700	8
*	Verenium Corp.	2,894	7
*	Barnwell Industries Inc.	2,002	6
*	Uranium Resources Inc.	7,500	3
*	TGC Industries Inc.	301	1
			1,206,449
Financials (16.2%)
	JPMorgan Chase & Co.	4,111,109	150,508
	Bank of America Corp.	10,380,907	149,174
	Wells Fargo & Co.	5,092,821	130,376
*	Citigroup Inc.	22,100,000	83,096
	Goldman Sachs
	Group Inc.	505,374	66,340
	US Bancorp	1,979,959	44,252
	American Express Co.	1,114,492	44,245
*	Berkshire Hathaway Inc.
	Class B	528,744	42,136
	MetLife Inc.	847,667	32,008
	Bank of New York
	Mellon Corp.	1,250,280	30,869

			Market
			Value•
		Shares	($000)
	PNC Financial Services
	Group Inc.	534,947	30,225
	Morgan Stanley	1,302,040	30,220
	Travelers Cos. Inc.	531,469	26,175
	Prudential Financial Inc.	479,145	25,711
	Simon Property
	Group Inc.	300,055	24,229
	Aflac Inc.	485,444	20,714
	CME Group Inc.	68,966	19,417
	Capital One
	Financial Corp.	471,202	18,989
	BB&T Corp.	714,695	18,804
	ACE Ltd.	348,347	17,933
	State Street Corp.	512,696	17,339
	Chubb Corp.	340,034	17,005
	Allstate Corp.	527,467	15,154
	Charles Schwab Corp.	1,048,690	14,870
	Franklin Resources Inc.	165,362	14,253
	Public Storage	149,188	13,115
	Marsh &
	McLennan Cos. Inc.	550,774	12,420
	Progressive Corp.	660,235	12,360
	Vornado Realty Trust	168,764	12,311
	Equity Residential	291,702	12,146
	SunTrust Banks Inc.	516,707	12,039
	T Rowe Price Group Inc.	268,010	11,897
	Loews Corp.	349,728	11,649
	Northern Trust Corp.	225,227	10,518
	Boston Properties Inc.	143,810	10,259
	Fifth Third Bancorp	822,756	10,112
	Annaly Capital
	Management Inc.	572,425	9,817
	HCP Inc.	304,097	9,807
	Ameriprise Financial Inc.	264,413	9,553
	Hartford Financial Services
	Group Inc.	428,994	9,494
	AON Corp.	248,598	9,228
	Host Hotels & Resorts Inc.	653,113	8,804
	Regions Financial Corp.	1,234,165	8,121
	AvalonBay
	Communities Inc.	84,375	7,878
	Discover Financial Services	562,689	7,866
	Principal Financial
	Group Inc.	330,662	7,751
	Ventas Inc.	162,247	7,618
	Lincoln National Corp.	312,776	7,597
	Invesco Ltd.	446,764	7,519
	Unum Group	343,932	7,463
	NYSE Euronext	269,053	7,434
*	Intercontinental-
	Exchange Inc.	64,777	7,322
	M&T Bank Corp.	86,051	7,310
	KeyCorp	909,233	6,992
*	CIT Group Inc.	196,690	6,660
	Comerica Inc.	180,112	6,634

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Genworth Financial Inc.
	Class A	506,125	6,615
	New York Community
	Bancorp Inc.	426,246	6,509
	Hudson City Bancorp Inc.	491,349	6,014
	Plum Creek Timber Co. Inc.	169,047	5,837
	XL Capital Ltd. Class A	354,632	5,678
	Kimco Realty Corp.	419,745	5,641
	Health Care REIT Inc.	128,338	5,406
	Willis Group Holdings PLC	174,902	5,256
	People’s United
	Financial Inc.	388,536	5,245
*	SLM Corp.	502,808	5,224
*	Berkshire Hathaway Inc.
	Class A	43	5,160
	BlackRock Inc.	35,929	5,152
	Digital Realty Trust Inc.	88,078	5,080
	Macerich Co.	133,482	4,982
	ProLogis	491,653	4,980
	PartnerRe Ltd.	68,517	4,806
	Legg Mason Inc.	167,454	4,694
	Federal Realty
	Investment Trust	63,528	4,464
	SL Green Realty Corp.	80,928	4,454
	Everest Re Group Ltd.	62,654	4,431
	Nationwide Health
	Properties Inc.	122,081	4,367
*	American International
	Group Inc.	125,744	4,331
	Torchmark Corp.	85,926	4,254
	Assurant Inc.	121,075	4,201
	Moody’s Corp.	208,675	4,157
	Cincinnati Financial Corp.	160,360	4,149
	Huntington Bancshares Inc.	742,414	4,113
*	Arch Capital Group Ltd.	54,816	4,084
	AMB Property Corp.	172,022	4,079
*	Leucadia National Corp.	201,791	3,937
	Axis Capital Holdings Ltd.	129,782	3,857
	WR Berkley Corp.	142,506	3,771
*	TD Ameritrade
	Holding Corp.	244,346	3,739
	Marshall & Ilsley Corp.	516,958	3,712
	Rayonier Inc.	82,828	3,646
*	CB Richard Ellis Group Inc.
	Class A	258,196	3,514
	RenaissanceRe
	Holdings Ltd.	62,311	3,506
	Reinsurance Group of
	America Inc. Class A	75,759	3,463
	Zions Bancorporation	156,444	3,375
	Liberty Property Trust	116,954	3,374
	Eaton Vance Corp.	121,583	3,357
*	Markel Corp.	9,679	3,291
^	Realty Income Corp.	108,317	3,285
	Transatlantic Holdings Inc.	66,891	3,208

			Market
			Value•
		Shares	($000)
*	MSCI Inc. Class A	115,637	3,168
	UDR Inc.	162,049	3,100
	Chimera Investment Corp.	856,766	3,093
	Essex Property Trust Inc.	30,833	3,007
	Fidelity National
	Financial Inc. Class A	227,463	2,955
	Duke Realty Corp.	257,781	2,926
	Regency Centers Corp.	84,800	2,917
	HCC Insurance
	Holdings Inc.	116,998	2,897
	Old Republic
	International Corp.	238,158	2,889
	Cullen/Frost Bankers Inc.	56,113	2,884
	Alexandria Real Estate
	Equities Inc.	45,391	2,876
	Jones Lang LaSalle Inc.	43,594	2,862
	SEI Investments Co.	138,256	2,815
	Camden Property Trust	67,304	2,749
	First Niagara Financial
	Group Inc.	217,083	2,720
*	First Horizon National Corp.	237,283	2,717
	Hospitality Properties Trust	128,484	2,711
	White Mountains Insurance
	Group Ltd.	8,296	2,690
*	Affiliated Managers
	Group Inc.	44,103	2,680
	Senior Housing
	Properties Trust	132,310	2,661
	Commerce Bancshares Inc.	73,670	2,651
	Arthur J Gallagher & Co.	106,879	2,606
*	AmeriCredit Corp.	139,920	2,549
	Raymond James
	Financial Inc.	103,125	2,546
*	NASDAQ OMX Group Inc.	142,977	2,542
	Ares Capital Corp.	199,241	2,497
	City National Corp.	48,139	2,466
	Mack-Cali Realty Corp.	82,349	2,448
	Jefferies Group Inc.	115,989	2,445
	Bank of Hawaii Corp.	50,140	2,424
*	E*Trade Financial Corp.	204,144	2,413
	Brown & Brown Inc.	125,880	2,409
	BRE Properties Inc.	65,198	2,408
	Apartment Investment &
	Management Co.	122,083	2,365
	Corporate Office
	Properties Trust SBI	60,416	2,281
	Weingarten Realty Investors	119,043	2,268
*	St. Joe Co.	96,886	2,244
	American Financial
	Group Inc.	81,596	2,229
	TCF Financial Corp.	131,662	2,187
	Developers Diversified
	Realty Corp.	220,441	2,182
	Assured Guaranty Ltd.	163,678	2,172
	MFA Financial Inc.	293,079	2,169

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Valley National Bancorp	158,642	2,161
	Hanover Insurance
	Group Inc.	49,559	2,156
	Taubman Centers Inc.	56,895	2,141
	Associated Banc-Corp	170,397	2,089
	Highwoods Properties Inc.	74,313	2,063
	Federated Investors Inc.
	Class B	96,977	2,008
	Allied World Assurance Co.
	Holdings Ltd.	43,798	1,988
	Fulton Financial Corp.	205,366	1,982
	StanCorp Financial
	Group Inc.	48,881	1,982
	Waddell &
	Reed Financial Inc.	89,632	1,961
	Endurance Specialty
	Holdings Ltd.	51,554	1,935
*	Alleghany Corp.	6,573	1,928
	Protective Life Corp.	89,760	1,920
	Washington Federal Inc.	118,312	1,914
	FirstMerit Corp.	111,620	1,912
	Synovus Financial Corp.	744,575	1,891
	Omega Healthcare
	Investors Inc.	93,979	1,873
	Apollo Investment Corp.	199,644	1,863
	BioMed Realty Trust Inc.	115,313	1,855
	Entertainment
	Properties Trust	48,622	1,851
	National Retail
	Properties Inc.	86,173	1,848
*	ProAssurance Corp.	32,454	1,842
	Validus Holdings Ltd.	75,349	1,840
	Aspen Insurance
	Holdings Ltd.	73,608	1,821
*	Popular Inc.	668,902	1,793
*	SVB Financial Group	43,307	1,786
	East West Bancorp Inc.	114,990	1,754
	Platinum Underwriters
	Holdings Ltd.	48,045	1,744
	Tanger Factory
	Outlet Centers	41,703	1,726
	Washington Real Estate
	Investment Trust	62,511	1,725
	CBL &
	Associates Properties Inc.	137,331	1,708
	Janus Capital Group Inc.	191,213	1,698
	CommonWealth REIT	267,090	1,659
	Home Properties Inc.	36,363	1,639
*	Signature Bank	42,666	1,622
	Douglas Emmett Inc.	113,705	1,617
	Westamerica Bancorporation	30,641	1,609
	Greenhill & Co. Inc.	26,275	1,606
	Prosperity Bancshares Inc.	45,922	1,596
	Kilroy Realty Corp.	53,636	1,595

			Market
			Value•
		Shares	($000)
	Mid-America Apartment
	Communities Inc.	30,489	1,569
	American Campus
	Communities Inc.	55,206	1,507
	Potlatch Corp.	41,892	1,497
	DuPont Fabros
	Technology Inc.	60,463	1,485
	LaSalle Hotel Properties	72,166	1,484
	Erie Indemnity Co. Class A	32,159	1,463
	Equity Lifestyle
	Properties Inc.	30,267	1,460
	Brandywine Realty Trust	134,817	1,449
*	Forest City Enterprises Inc.
	Class A	127,185	1,440
	American Capital Ltd.	294,605	1,420
	BancorpSouth Inc.	78,792	1,409
	Healthcare Realty Trust Inc.	63,791	1,402
	Iberiabank Corp.	27,154	1,398
	Webster Financial Corp.	76,906	1,380
	BOK Financial Corp.	28,561	1,356
	Unitrin Inc.	52,909	1,354
	Northwest Bancshares Inc.	115,897	1,329
	Trustmark Corp.	63,800	1,328
	CapitalSource Inc.	272,580	1,297
*	Knight Capital Group Inc.
	Class A	93,770	1,293
	DiamondRock
	Hospitality Co.	157,258	1,293
*	Stifel Financial Corp.	29,365	1,274
	Astoria Financial Corp.	91,514	1,259
*	MGIC Investment Corp.	180,023	1,240
	Delphi Financial Group Inc.	50,579	1,235
*	CNO Financial Group Inc.	247,950	1,227
	First American
	Financial Corp.	96,515	1,224
	Extra Space Storage Inc.	87,094	1,211
	TFS Financial Corp.	97,435	1,209
	Mercury General Corp.	28,975	1,201
	UMB Financial Corp.	33,666	1,197
*	Portfolio Recovery
	Associates Inc.	17,748	1,185
	Post Properties Inc.	51,009	1,159
	Umpqua Holdings Corp.	100,504	1,154
	Redwood Trust Inc.	78,366	1,147
	PS Business Parks Inc.	20,513	1,144
	NewAlliance
	Bancshares Inc.	100,760	1,130
	Montpelier Re Holdings Ltd.	74,767	1,116
*	PHH Corp.	57,881	1,102
	Susquehanna
	Bancshares Inc.	131,764	1,098
	Glacier Bancorp Inc.	73,816	1,083
	First Citizens
	BancShares Inc.	5,628	1,082
	Medical Properties Trust Inc.	114,247	1,079

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	CVB Financial Corp.	113,492	1,078
	Hatteras Financial Corp.	38,542	1,072
	Cash America
	International Inc.	31,260	1,071
	Wintrust Financial Corp.	31,555	1,052
	United Bankshares Inc.	43,852	1,050
	Hancock Holding Co.	31,116	1,038
	Anworth Mortgage
	Asset Corp.	145,217	1,034
	Wilmington Trust Corp.	92,544	1,026
*	Sunstone Hotel
	Investors Inc.	103,111	1,024
	American Capital
	Agency Corp.	38,681	1,022
	Radian Group Inc.	139,694	1,011
	EastGroup Properties Inc.	28,284	1,006
	Argo Group International
	Holdings Ltd.	32,802	1,003
	National Health Investors Inc.	25,908	999
	Community Bank
	System Inc.	45,230	996
	DCT Industrial Trust Inc.	220,429	996
	Sovran Self Storage Inc.	28,746	990
	Colonial Properties Trust	67,346	979
	Tower Group Inc.	45,174	973
	FNB Corp.	120,839	970
	Alterra Capital Holdings Ltd.	51,483	967
	Cathay General Bancorp	93,509	966
*	MBIA Inc.	171,139	960
	Old National Bancorp	92,439	958
	NBT Bancorp Inc.	46,684	953
	International
	Bancshares Corp.	56,772	948
	Acadia Realty Trust	56,319	947
	RLI Corp.	17,892	940
	Columbia Banking
	System Inc.	51,419	939
	Whitney Holding Corp.	101,319	937
	MB Financial Inc.	50,602	931
	First Midwest Bancorp Inc.	75,956	924
	First Financial Bancorp	60,837	910
	Franklin Street
	Properties Corp.	75,214	888
	BlackRock Kelso
	Capital Corp.	89,183	880
	First Financial
	Bankshares Inc.	18,216	876
	American Equity Investment
	Life Holding Co.	84,720	874
	Equity One Inc.	55,905	872
	Capstead Mortgage Corp.	76,740	849
	Selective Insurance
	Group Inc.	55,088	819
*	MF Global Holdings Ltd.	142,430	813
*	World Acceptance Corp.	21,102	808

			Market
			Value•
		Shares	($000)
	Saul Centers Inc.	19,463	791
	National Penn
	Bancshares Inc.	130,806	786
	Home Bancshares Inc.	34,440	786
	Park National Corp.	12,026	782
	Chemical Financial Corp.	35,590	775
	PacWest Bancorp	41,975	769
	Independent Bank Corp.	30,925	763
	Bank of the Ozarks Inc.	21,208	752
*	Ocwen Financial Corp.	73,679	751
*	KBW Inc.	34,705	744
*	Investment Technology
	Group Inc.	46,147	741
	Brookline Bancorp Inc.	82,495	733
	Capitol Federal Financial	21,875	725
	Employers Holdings Inc.	48,629	716
*	Investors Bancorp Inc.	54,083	710
	First Potomac Realty Trust	49,349	709
*	Ezcorp Inc. Class A	38,096	707
*	optionsXpress Holdings Inc.	44,814	705
	City Holding Co.	24,975	696
*	Interactive Brokers
	Group Inc.	41,475	689
	First Commonwealth
	Financial Corp.	130,193	684
	American National
	Insurance Co.	8,429	683
	Sterling Bancshares Inc.	143,932	678
*	Dollar Financial Corp.	34,107	675
	Boston Private Financial
	Holdings Inc.	102,886	662
*	Piper Jaffray Cos.	20,515	661
	Oriental Financial Group Inc.	52,175	661
	Associated Estates
	Realty Corp.	49,946	647
	Infinity Property &
	Casualty Corp.	13,911	642
	Dime Community
	Bancshares	52,006	641
*	Texas Capital
	Bancshares Inc.	38,995	640
	Provident Financial
	Services Inc.	54,705	640
*	Strategic Hotels &
	Resorts Inc.	139,147	611
*	First Cash Financial
	Services Inc.	27,886	608
*	Navigators Group Inc.	14,772	608
	Starwood Property Trust Inc.	35,381	600
*	Ashford Hospitality Trust Inc.	81,631	598
*	Altisource Portfolio
	Solutions SA	23,607	584
*	AMERISAFE Inc.	33,161	582
	Horace Mann
	Educators Corp.	36,693	561

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Community Trust
	Bancorp Inc.	22,314	560
	American Physicians
	Capital Inc.	18,130	559
	Evercore Partners Inc.
	Class A	23,887	558
	FBL Financial Group Inc.
	Class A	25,960	545
	Pennsylvania Real Estate
	Investment Trust	44,566	545
*	Greenlight Capital Re Ltd.
	Class A	21,616	545
	Cedar Shopping Centers Inc.	88,540	533
	Duff & Phelps Corp. Class A	41,921	529
	Alexander’s Inc.	1,733	525
*	Encore Capital Group Inc.	25,458	525
	Trustco Bank Corp. NY	93,544	524
	Bancfirst Corp.	14,207	518
*	iStar Financial Inc.	116,191	518
*	Pico Holdings Inc.	16,963	508
	Inland Real Estate Corp.	63,502	503
	Investors Real Estate Trust	56,906	502
*	Arbor Realty Trust Inc.	96,973	501
	Cohen & Steers Inc.	24,144	501
	Safety Insurance Group Inc.	13,443	498
	PrivateBancorp Inc. Class A	44,876	497
	Provident New York
	Bancorp	55,855	494
	Berkshire Hills Bancorp Inc.	25,165	490
*	Citizens Republic
	Bancorp Inc.	572,739	487
	Gladstone Capital Corp.	44,785	484
*	Beneficial Mutual
	Bancorp Inc.	48,990	484
	Prospect Capital Corp.	50,120	484
	Agree Realty Corp.	20,423	476
	Arrow Financial Corp.	20,562	475
	Ameris Bancorp	49,110	474
*	Pinnacle Financial
	Partners Inc.	36,854	474
	Lexington Realty Trust	78,392	471
	Cardinal Financial Corp.	50,982	471
	S&T Bancorp Inc.	23,824	471
*	PMI Group Inc.	162,844	471
	Capital Southwest Corp.	5,304	466
	Cousins Properties Inc.	68,326	461
	Simmons First
	National Corp. Class A	17,520	460
	Northfield Bancorp Inc.	35,263	458
	Camden National Corp.	16,379	450
*	Hilltop Holdings Inc.	44,286	443
	Flushing Financial Corp.	36,229	443
*	Forestar Group Inc.	24,355	437
	Amtrust Financial
	Services Inc.	35,950	433

			Market
			Value•
		Shares	($000)
	Getty Realty Corp.	18,936	424
	SCBT Financial Corp.	11,993	422
	GFI Group Inc.	75,602	422
	Bank Mutual Corp.	72,693	413
	U-Store-It Trust	55,338	413
	Harleysville Group Inc.	13,287	412
	WesBanco Inc.	24,445	412
	Bank of Marin Bancorp	12,825	410
*	Avatar Holdings Inc.	21,183	406
	Abington Bancorp Inc.	46,577	406
*	Federal National
	Mortgage Assn.	1,185,097	406
	First Busey Corp.	85,974	389
	Southside Bancshares Inc.	19,539	384
	GAMCO Investors Inc.	10,302	383
	Calamos Asset
	Management Inc. Class A	41,100	381
	CoBiz Financial Inc.	57,823	381
	Hersha Hospitality Trust	83,288	376
	Fifth Street Finance Corp.	33,781	373
	Nelnet Inc. Class A	19,321	373
*	GLG Partners Inc.	84,842	372
	BankFinancial Corp.	44,627	371
*	FPIC Insurance Group Inc.	14,421	370
*	LaBranche & Co. Inc.	86,409	370
	Hercules Technology Growth
	Capital Inc.	40,009	368
	Republic Bancorp Inc.	16,432	368
*,^	Ambac Financial Group Inc.	546,521	366
	Capital City Bank Group Inc.	29,379	364
	Renasant Corp.	25,001	359
	Ames National Corp.	18,313	358
*	International Assets
	Holding Corp.	22,346	358
	United Fire & Casualty Co.	17,996	357
*	Citizens Inc.	53,357	355
	Presidential Life Corp.	38,731	352
	MCG Capital Corp.	71,591	346
	Advance America Cash
	Advance Centers Inc.	82,807	342
	Government Properties
	Income Trust	13,338	340
	Centerstate Banks Inc.	33,462	338
	Lakeland Financial Corp.	16,802	336
*	Enstar Group Ltd.	4,995	332
	Flagstone Reinsurance
	Holdings SA	30,441	329
*	United America
	Indemnity Ltd. Class A	44,489	327
*	Phoenix Cos. Inc.	154,032	325
	First Merchants Corp.	38,178	324
	Meadowbrook Insurance
	Group Inc.	37,161	321
*	Credit Acceptance Corp.	6,501	317
	LTC Properties Inc.	12,924	314

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	MarketAxess Holdings Inc.	22,731	313
	Education Realty Trust Inc.	51,338	310
	Baldwin & Lyons Inc.	14,729	309
	Walter Investment
	Management Corp.	18,730	306
	Artio Global Investors Inc.
	Class A	19,361	305
	Invesco Mortgage
	Capital Inc.	15,187	304
	ViewPoint Financial Group	21,833	302
*	Gleacher & Co. Inc.	117,293	299
	Federal Agricultural
	Mortgage Corp.	21,237	298
	BRT Realty Trust	49,462	292
*	Federal Home Loan
	Mortgage Corp.	688,796	284
	Bancorp Rhode Island Inc.	10,511	275
	Arlington Asset
	Investment Corp. Class A	14,549	274
	Heartland Financial USA Inc.	15,845	274
*	Marlin Business
	Services Corp.	22,538	273
*	FelCor Lodging Trust Inc.	54,137	270
*	FBR Capital Markets Corp.	80,922	269
*	United Community
	Banks Inc.	67,270	266
	First Financial Holdings Inc.	23,144	265
	Bryn Mawr Bank Corp.	15,734	264
	Sun Communities Inc.	10,102	262
*	National Financial
	Partners Corp.	26,795	262
	National Western Life
	Insurance Co. Class A	1,669	255
	Compass Diversified
	Holdings	18,863	253
*	First Industrial Realty
	Trust Inc.	51,946	250
*	Western Alliance Bancorp	34,752	249
*	Cowen Group Inc. Class A	59,097	242
	Lakeland Bancorp Inc.	27,833	237
	Alliance Financial Corp.	8,325	231
*	CBOE Holdings Inc.	7,083	231
	American National
	Bankshares Inc.	10,649	228
	SY Bancorp Inc.	9,875	227
*	eHealth Inc.	19,817	225
	Sierra Bancorp	19,076	219
^	Life Partners Holdings Inc.	10,450	214
	EMC Insurance Group Inc.	9,739	214
	SWS Group Inc.	22,367	213
	Gladstone Investment Corp.	36,096	210
*	PMA Capital Corp. Class A	31,932	209
*	Nara Bancorp Inc.	24,528	207
*	TradeStation Group Inc.	30,577	206
*	Center Financial Corp.	39,349	203

			Market
			Value•
		Shares	($000)
	CompuCredit Holdings Corp.	50,793	201
	1st Source Corp.	11,673	198
	Glimcher Realty Trust	32,608	195
	StellarOne Corp.	15,252	195
	Sanders Morris Harris
	Group Inc.	34,402	191
	First Community
	Bancshares Inc.	12,944	190
	First of Long Island Corp.	7,366	189
	Cogdell Spencer Inc.	27,946	189
*,^	Capital Trust Inc. Class A	113,739	188
*	CNA Surety Corp.	11,669	188
*	Emdeon Inc. Class A	14,900	187
	Consolidated-Tomoka
	Land Co.	6,367	181
	ESSA Bancorp Inc.	14,509	179
	First Bancorp	12,323	179
*	Cardtronics Inc.	13,700	178
	Universal Health Realty
	Income Trust	5,523	177
	Donegal Group Inc. Class A	14,079	173
*	First Marblehead Corp.	73,116	172
	OneBeacon Insurance
	Group Ltd. Class A	11,956	171
^	TowneBank	11,637	169
	Retail Opportunity
	Investments Corp.	17,400	168
*	Cohen & Co. Inc.	33,578	168
*	Safeguard Scientifics Inc.	15,832	167
	Parkway Properties Inc.	11,347	165
*,^	BankAtlantic Bancorp Inc.
	Class A	117,578	165
	Danvers Bancorp Inc.	11,345	164
*	Tejon Ranch Co.	7,028	162
	Enterprise Financial
	Services Corp.	16,823	162
*,^	Ladenburg Thalmann
	Financial Services Inc.	129,695	162
	Trico Bancshares	9,567	162
	NYMAGIC Inc.	8,297	160
	Tompkins Financial Corp.	4,051	153
	Stewart Information
	Services Corp.	16,796	152
	Rewards Network Inc.	11,074	151
	Ramco-Gershenson
	Properties Trust	14,919	151
	Asta Funding Inc.	15,178	150
	Great Southern Bancorp Inc.	7,353	149
	Westfield Financial Inc.	17,819	148
	Maiden Holdings Ltd.	22,198	146
	Medallion Financial Corp.	22,087	146
	Suffolk Bancorp	4,568	141
	MVC Capital Inc.	10,925	141
	First Financial Corp.	5,468	141

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Asset Acceptance
	Capital Corp.	34,066	141
^	Banner Corp.	70,136	139
*	AmeriServ Financial Inc.	84,968	137
	Sandy Spring Bancorp Inc.	9,664	135
*	Meridian Interstate
	Bancorp Inc.	12,324	134
	Urstadt Biddle Properties Inc.
	Class A	8,198	132
*	Pebblebrook Hotel Trust	7,000	132
	Bridge Bancorp Inc.	5,312	129
*	Newcastle Investment Corp.	47,600	128
	US Global Investors Inc.
	Class A	22,726	126
	State Auto Financial Corp.	8,128	126
	Center Bancorp Inc.	16,521	125
	Washington Trust
	Bancorp Inc.	7,226	123
	First Mercury Financial Corp.	11,473	121
	Cypress Sharpridge
	Investments Inc.	9,500	120
	Financial Institutions Inc.	6,747	120
	Bar Harbor Bankshares	4,757	119
	American Physicians Service
	Group Inc.	4,797	117
*	Doral Financial Corp.	45,345	111
*	American Safety Insurance
	Holdings Ltd.	6,800	107
	German American
	Bancorp Inc.	6,816	104
	CapLease Inc.	22,580	104
	OceanFirst Financial Corp.	8,624	104
*	American
	Independence Corp.	20,279	103
	NorthStar Realty
	Finance Corp.	36,368	97
	WSFS Financial Corp.	2,698	97
*	HFF Inc. Class A	13,063	92
	CFS Bancorp Inc.	18,970	92
	Merchants Bancshares Inc.	4,126	92
	Kite Realty Group Trust	21,828	91
	Century Bancorp Inc.
	Class A	4,105	90
	BancTrust Financial
	Group Inc.	24,403	90
	Colony Financial Inc.	5,300	90
*	Crawford & Co. Class B	28,331	90
*	Eagle Bancorp Inc.	7,577	89
	Resource America Inc.
	Class A	22,502	87
	Univest Corp. of
	Pennsylvania	4,943	86
*,^	Central Pacific
	Financial Corp.	53,485	80
*,^	Capitol Bancorp Ltd.	61,669	78

			Market
			Value•
		Shares	($000)
	Investors Title Co.	2,504	78
*	NewStar Financial Inc.	12,108	77
*	Virtus Investment
	Partners Inc.	4,016	75
	Apollo Commercial Real
	Estate Finance Inc.	4,500	74
*	Metro Bancorp Inc.	5,972	74
*	RAIT Financial Trust	39,111	73
*	MPG Office Trust Inc.	24,623	72
*	Guaranty Bancorp	65,579	70
	PennantPark
	Investment Corp.	7,214	69
	First Defiance Financial Corp.	7,612	68
	Atlantic Coast Federal Corp.	22,599	68
*,^	First BanCorp	125,149	66
*	Affirmative Insurance
	Holdings Inc.	16,500	66
*	Green Bankshares Inc.	5,147	66
	Winthrop Realty Trust	5,127	66
	LSB Corp.	4,999	65
	Sterling Bancorp	7,171	65
	K-Fed Bancorp	6,943	63
	Mission West Properties Inc.	8,567	58
	Oppenheimer Holdings Inc.
	Class A	2,406	58
	Colony Bankcorp Inc.	8,706	57
	Southwest Bancorp Inc.	4,254	57
*	Penson Worldwide Inc.	9,728	55
	Union First Market
	Bankshares Corp.	4,439	54
*	Cape Bancorp Inc.	7,560	54
	One Liberty Properties Inc.	3,461	52
*,^	Hanmi Financial Corp.	39,333	50
	VIST Financial Corp.	6,411	49
*	First Acceptance Corp.	28,851	49
	Dynex Capital Inc.	5,299	49
	Eastern Virginia
	Bankshares Inc.	7,487	49
	MainSource Financial
	Group Inc.	6,687	48
	Monmouth Real Estate
	Investment Corp. Class A	6,436	48
	Ameriana Bancorp	11,143	47
	ESB Financial Corp.	3,558	46
*,^	Pacific Capital Bancorp NA	64,227	46
	Resource Capital Corp.	8,072	46
*	Primus Guaranty Ltd.	12,300	45
	Peoples Bancorp Inc.	3,062	44
	First Place Financial Corp.	14,747	44
	SeaBright Holdings Inc.	4,633	44
	Wilshire Bancorp Inc.	4,798	42
*	Firstcity Financial Corp.	6,000	40
	First Financial Northwest Inc.	10,000	40
	Student Loan Corp.	1,609	39

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Consumer Portfolio
	Services Inc.	27,451	38
*	Republic First Bancorp Inc.	17,473	34
*	Pennymac Mortgage
	Investment Trust	2,100	33
	Citizens & Northern Corp.	3,103	33
	First South Bancorp Inc.	3,129	33
	Capital Bank Corp.	10,018	33
	Westwood Holdings
	Group Inc.	916	32
	PMC Commercial Trust	3,875	32
*	Gramercy Capital Corp.	24,868	31
	Comm Bancorp Inc.	1,769	31
	UMH Properties Inc.	3,070	31
	Meta Financial Group Inc.	1,049	31
	Wainwright Bank & Trust Co.	1,613	30
*	NewBridge Bancorp	8,425	30
	Diamond Hill Investment
	Group Inc.	512	29
	Shore Bancshares Inc.	2,379	28
*	Tree.com Inc.	4,454	28
*	First Keystone Financial Inc.	2,063	28
	Pulaski Financial Corp.	4,191	27
	Kansas City Life
	Insurance Co.	900	27
*	Grubb & Ellis Co.	26,982	26
	South Financial Group Inc.	96,177	26
*	Virginia Commerce
	Bancorp Inc.	4,186	26
*	Deerfield Capital Corp.	4,755	26
	NGP Capital Resources Co.	3,600	26
	American River Bankshares	3,376	25
*	Waterstone Financial Inc.	7,200	25
*	Heritage Financial Corp.	1,610	24
*	West Bancorporation Inc.	3,478	24
*,^	Cascade Bancorp	48,479	23
*	Crawford & Co. Class A	9,000	22
*,^	Anchor Bancorp
	Wisconsin Inc.	48,814	22
	Citizens South Banking Corp.	3,809	22
*	Bancorp Inc.	2,757	22
	Mercantile Bank Corp.	4,011	22
*	Camco Financial Corp.	8,512	21
	Rome Bancorp Inc.	2,312	21
*	Cadence Financial Corp.	18,300	21
	Roma Financial Corp.	1,900	21
	Peapack Gladstone
	Financial Corp.	1,726	20
	Gladstone Commercial Corp.	1,223	20
	Kohlberg Capital Corp.	3,900	20
	Main Street Capital Corp.	1,300	19
*	Hallmark Financial Services	1,900	19
	First M&F Corp.	4,667	18
*	Nicholas Financial Inc.	2,250	18
*,^	Sterling Financial Corp.	32,946	18

			Market
			Value•
		Shares	($000)
*	Heritage Commerce Corp.	5,040	18
*	Sun Bancorp Inc.	4,671	18
*	Cascade Financial Corp.	36,647	17
	West Coast Bancorp	6,258	16
*	Stratus Properties Inc.	1,599	16
*	North Valley Bancorp	6,436	14
	TF Financial Corp.	616	13
	National Interstate Corp.	660	13
*	United Community
	Financial Corp.	7,545	13
	Federal Agricultural
	Mortgage Corp. Class A	1,021	12
	Home Federal Bancorp Inc.	957	12
*	BCSB Bancorp Inc.	1,195	12
	HopFed Bancorp Inc.	1,305	12
*	Bank of Granite Corp.	9,915	11
*	Pacific Mercantile Bancorp	3,238	11
*,^	Premierwest Bancorp	27,747	11
	Provident Financial
	Holdings Inc.	2,290	11
	Codorus Valley Bancorp Inc.	1,184	9
	Smithtown Bancorp Inc.	2,863	9
^	Old Second Bancorp Inc.	4,202	8
*	Maui Land &
	Pineapple Co. Inc.	2,176	8
*	Preferred Bank	3,847	8
*	HMN Financial Inc.	1,711	8
	First United Corp.	1,815	7
*	Unity Bancorp Inc.	1,310	7
	Middleburg Financial Corp.	500	7
	Jefferson Bancshares Inc.	1,600	6
	Farmers Capital Bank Corp.	1,180	6
*	First State Bancorporation	19,054	6
*	Seacoast Banking Corp. of
	Florida	4,404	6
*	Macatawa Bank Corp.	4,554	5
*	Royal Bancshares of
	Pennsylvania Inc.	1,768	5
	Indiana Community
	Bancorp	438	5
	Wayne Savings
	Bancshares Inc.	673	5
	First Federal Bancshares of
	Arkansas Inc.	1,606	4
	Northrim BanCorp Inc.	256	4
^	Integra Bank Corp.	4,988	4
	Independent Bank Corp.	9,627	4
	Thomas Properties
	Group Inc.	1,100	4
	Firstbank Corp.	820	3
	HF Financial Corp.	347	3
	MutualFirst Financial Inc.	500	3
	First Financial Service Corp.	438	3
	State Bancorp Inc.	330	3
	Parkvale Financial Corp.	316	3

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Hanmi Financial Corp.
	Rights Exp. 7/12/2010	39,333	2
*	Superior Bancorp	1,211	2
	Timberland Bancorp Inc.	706	2
	Peoples Financial Corp.	166	2
*	Northern States
	Financial Corp.	599	1
	FNB United Corp.	1,696	1
	21st Century Holding Co.	282	1
*	Valley National Bancorp
	Warrants Exp. 06/30/2015	240	1
*	Teton Advisors Inc. Class A	99	1
	United Security Bancshares	86	1
*	Hampton Roads
	Bankshares Inc.	900	1
	Princeton National
	Bancorp Inc.	100	1
*	MetroCorp Bancshares Inc.	159	—
*	ZipRealty Inc.	100	—
	Brooklyn Federal
	Bancorp Inc.	44	—
*	TIB Financial Corp.	394	—
			1,941,604
Health Care (12.3%)
	Johnson & Johnson	2,855,033	168,618
	Pfizer Inc.	8,350,928	119,084
	Merck & Co. Inc.	3,160,665	110,528
	Abbott Laboratories	1,606,699	75,161
*	Amgen Inc.	1,029,666	54,160
	Bristol-Myers Squibb Co.	1,773,741	44,237
	Medtronic Inc.	1,143,124	41,461
	Eli Lilly & Co.	1,073,956	35,978
	UnitedHealth Group Inc.	1,197,814	34,018
*	Gilead Sciences Inc.	931,264	31,924
*	Medco Health
	Solutions Inc.	480,258	26,453
*	Express Scripts Inc.	541,258	25,450
	Baxter International Inc.	623,678	25,346
*	Celgene Corp.	475,794	24,180
*	WellPoint Inc.	459,398	22,478
	Covidien PLC	517,645	20,799
*	Thermo Fisher
	Scientific Inc.	423,710	20,783
	McKesson Corp.	278,796	18,724
	Allergan Inc.	314,570	18,327
	Becton Dickinson and Co.	243,891	16,492
	Stryker Corp.	308,938	15,465
*	Genzyme Corp.	274,693	13,946
*	Biogen Idec Inc.	278,990	13,238
*	Intuitive Surgical Inc.	39,845	12,576
	Cardinal Health Inc.	374,092	12,573
*	St. Jude Medical Inc.	345,905	12,484
	Aetna Inc.	446,003	11,766
*	Zimmer Holdings Inc.	209,914	11,346
*	Hospira Inc.	169,575	9,742

			Market
			Value•
		Shares	($000)
	AmerisourceBergen Corp.
	Class A	292,263	9,279
*	Boston Scientific Corp.	1,563,943	9,071
*	Life Technologies Corp.	187,130	8,842
	CIGNA Corp.	284,543	8,838
*	Forest Laboratories Inc.	312,894	8,583
*	Laboratory Corp. of
	America Holdings	108,422	8,170
*	Humana Inc.	176,161	8,045
	Quest Diagnostics Inc.	157,413	7,834
	CR Bard Inc.	99,053	7,680
*	Vertex Pharmaceuticals Inc.	207,575	6,829
*	Varian Medical
	Systems Inc.	128,280	6,706
*	DaVita Inc.	106,846	6,671
*	Edwards Lifesciences Corp.	117,050	6,557
*	Waters Corp.	96,903	6,270
*	Millipore Corp.	58,047	6,191
*	Cerner Corp.	72,153	5,476
*	Illumina Inc.	124,573	5,423
*	Mylan Inc.	317,420	5,409
*	Henry Schein Inc.	94,009	5,161
	Perrigo Co.	85,272	5,037
*	ResMed Inc.	77,953	4,740
*	Alexion
	Pharmaceuticals Inc.	92,492	4,735
*	Dendreon Corp.	138,816	4,488
*	CareFusion Corp.	195,442	4,437
*	Watson
	Pharmaceuticals Inc.	109,072	4,425
*	Human Genome
	Sciences Inc.	194,633	4,410
*	Cephalon Inc.	77,668	4,408
	Beckman Coulter Inc.	72,382	4,364
	DENTSPLY
	International Inc.	145,334	4,347
*	Valeant Pharmaceuticals
	International	81,084	4,240
*	Mettler-Toledo
	International Inc.	34,996	3,907
*	Hologic Inc.	267,852	3,731
*	IDEXX Laboratories Inc.	60,101	3,660
	Universal Health
	Services Inc. Class B	92,917	3,545
*	Covance Inc.	66,390	3,407
*	Lincare Holdings Inc.	102,340	3,327
*	Community Health
	Systems Inc.	96,613	3,266
	Pharmaceutical Product
	Development Inc.	116,892	2,970
	Omnicare Inc.	125,072	2,964
*	Amylin Pharmaceuticals Inc.	149,583	2,812
	Patterson Cos. Inc.	95,451	2,723
*	Coventry Health Care Inc.	153,940	2,722
*	Mednax Inc.	48,887	2,719

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Warner Chilcott PLC
	Class A	117,524	2,685
*	Endo Pharmaceuticals
	Holdings Inc.	121,879	2,659
*	United Therapeutics Corp.	53,869	2,629
*	Health Net Inc.	104,576	2,549
	PerkinElmer Inc.	121,371	2,509
*	Kinetic Concepts Inc.	66,949	2,444
*	Thoratec Corp.	56,580	2,418
*	Charles River Laboratories
	International Inc.	69,073	2,363
*	Gen-Probe Inc.	51,679	2,347
*	Salix Pharmaceuticals Ltd.	58,026	2,265
	Teleflex Inc.	41,458	2,250
*	Inverness Medical
	Innovations Inc.	82,561	2,201
*	Tenet Healthcare Corp.	502,099	2,179
	Techne Corp.	36,699	2,108
*	VCA Antech Inc.	85,112	2,107
*	Health Management
	Associates Inc. Class A	260,884	2,027
*	BioMarin
	Pharmaceutical Inc.	106,024	2,010
	Hill-Rom Holdings Inc.	65,312	1,987
*	King Pharmaceuticals Inc.	261,065	1,981
	STERIS Corp.	61,575	1,914
	Cooper Cos. Inc.	48,056	1,912
	Owens & Minor Inc.	66,275	1,881
*	Psychiatric Solutions Inc.	56,167	1,838
*	Healthsouth Corp.	96,646	1,808
*	LifePoint Hospitals Inc.	57,012	1,790
*	AMERIGROUP Corp.	53,887	1,750
*	Bio-Rad Laboratories Inc.
	Class A	20,157	1,743
*	American Medical Systems
	Holdings Inc.	78,267	1,731
*	ev3 Inc.	76,008	1,703
*	HMS Holdings Corp.	28,146	1,526
*	Myriad Genetics Inc.	101,322	1,515
*	Sirona Dental Systems Inc.	43,422	1,513
*	Emergency Medical
	Services Corp. Class A	30,732	1,507
*	NuVasive Inc.	40,611	1,440
*	Immucor Inc.	74,209	1,414
*	Onyx Pharmaceuticals Inc.	65,225	1,408
*	Haemonetics Corp.	26,277	1,406
*	Dionex Corp.	18,682	1,391
*	Regeneron
	Pharmaceuticals Inc.	61,740	1,378
	Medicis
	Pharmaceutical Corp.
	Class A	62,651	1,371
*	Incyte Corp. Ltd.	123,156	1,363
*	Catalyst Health
	Solutions Inc.	39,488	1,362

			Market
			Value•
		Shares	($000)
*	Talecris Biotherapeutics
	Holdings Corp.	63,795	1,346
*	PSS World Medical Inc.	62,769	1,328
*	Parexel International Corp.	61,124	1,325
*	Brookdale Senior Living Inc.	88,091	1,321
*	Magellan Health
	Services Inc.	36,140	1,313
	Chemed Corp.	23,862	1,304
*,^	Amedisys Inc.	29,371	1,291
	Masimo Corp.	54,202	1,291
	West Pharmaceutical
	Services Inc.	34,721	1,267
*	Cubist Pharmaceuticals Inc.	61,065	1,258
*	Acorda Therapeutics Inc.	40,259	1,252
*	Alkermes Inc.	99,629	1,240
	Quality Systems Inc.	20,894	1,212
*	Nektar Therapeutics	98,949	1,197
*	Auxilium
	Pharmaceuticals Inc.	49,520	1,164
*	Centene Corp.	53,367	1,147
*	Allscripts-Misys Healthcare
	Solutions Inc.	69,045	1,112
*	Seattle Genetics Inc.	90,725	1,088
*	Eclipsys Corp.	60,564	1,080
*	WellCare Health Plans Inc.	44,842	1,065
*	Impax Laboratories Inc.	55,352	1,055
*	MedAssets Inc.	44,226	1,021
*	Volcano Corp.	46,489	1,014
*	Align Technology Inc.	66,673	991
*	Cepheid Inc.	61,874	991
*	Cyberonics Inc.	41,420	981
*	Martek Biosciences Corp.	40,994	972
*	Par Pharmaceutical Cos. Inc.	36,746	954
*	Isis Pharmaceuticals Inc.	97,240	931
*	Pharmasset Inc.	33,828	925
*	Odyssey HealthCare Inc.	34,477	921
*	Viropharma Inc.	81,661	915
*	Theravance Inc.	72,600	913
*	AMAG Pharmaceuticals Inc.	26,028	894
	Analogic Corp.	19,367	881
*	Savient Pharmaceuticals Inc.	69,642	877
*	Healthspring Inc.	56,081	870
*	Integra LifeSciences
	Holdings Corp.	22,980	850
*	Gentiva Health Services Inc.	31,426	849
*	Bruker Corp.	68,608	834
*	Wright Medical Group Inc.	49,714	826
	Invacare Corp.	39,716	824
*	Vivus Inc.	85,758	823
*	Immunogen Inc.	88,409	820
*	Bio-Reference Labs Inc.	36,816	816
*	Alnylam Pharmaceuticals Inc.	53,614	805
*	Conmed Corp.	43,126	803
*	Celera Corp.	121,292	794
*	Halozyme Therapeutics Inc.	110,511	778

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Enzon Pharmaceuticals Inc.	70,476	751
*	Allos Therapeutics Inc.	121,182	743
*	Natus Medical Inc.	45,277	738
	Meridian Bioscience Inc.	43,359	737
*	Geron Corp.	145,502	730
*	Abaxis Inc.	33,979	728
	PDL BioPharma Inc.	124,982	702
*	Phase Forward Inc.	41,711	696
*	Amsurg Corp. Class A	38,936	694
*	Conceptus Inc.	42,928	669
*	inVentiv Health Inc.	26,080	668
	Computer Programs &
	Systems Inc.	16,266	666
*	Questcor
	Pharmaceuticals Inc.	64,303	657
*	Affymetrix Inc.	105,651	623
*	Abraxis Bioscience Inc.	8,353	620
*	Hanger Orthopedic
	Group Inc.	34,374	617
*	Luminex Corp.	37,772	613
*	athenahealth Inc.	23,308	609
*	ABIOMED Inc.	61,033	591
*	Accuray Inc.	89,017	590
*	Medicines Co.	75,154	572
*	Arena Pharmaceuticals Inc.	185,199	569
*	Exelixis Inc.	162,052	562
*	Greatbatch Inc.	24,740	552
	Landauer Inc.	8,960	545
*	Almost Family Inc.	15,377	537
*	Air Methods Corp.	17,941	534
*	Emergent Biosolutions Inc.	32,378	529
*	Assisted Living
	Concepts Inc. Class A	17,821	527
*	Ariad Pharmaceuticals Inc.	181,365	511
*	Universal American Corp.	35,311	508
*	MWI Veterinary Supply Inc.	9,820	494
*	InterMune Inc.	52,508	491
*	Emeritus Corp.	30,087	491
*	AMN Healthcare
	Services Inc.	65,230	488
	Cantel Medical Corp.	28,669	479
*	Momenta
	Pharmaceuticals Inc.	38,938	477
*	DexCom Inc.	41,193	476
*	Corvel Corp.	14,041	474
*	Angiodynamics Inc.	31,860	470
*	Globe Specialty Metals Inc.	45,060	465
*	ATS Medical Inc.	116,831	464
*	Clinical Data Inc.	36,735	457
*	Akorn Inc.	153,127	455
*	Orthofix International NV	14,146	453
*	Healthways Inc.	37,502	447
*	Kindred Healthcare Inc.	34,725	446
*	Arqule Inc.	102,924	443
*	PharMerica Corp.	30,067	441

			Market
			Value•
		Shares	($000)
*	AVANIR
	Pharmaceuticals Inc.	168,915	434
*	ICU Medical Inc.	13,252	426
*	American Dental
	Partners Inc.	35,134	425
*,^	BioCryst
	Pharmaceuticals Inc.	71,553	423
*,^	AVI BioPharma Inc.	257,479	415
*,^	Cerus Corp.	130,938	414
*	Merit Medical Systems Inc.	25,578	411
*,^	MannKind Corp.	62,469	399
*	Cross Country
	Healthcare Inc.	44,267	398
*	Molina Healthcare Inc.	13,750	396
*	Array Biopharma Inc.	128,561	392
*	Cadence
	Pharmaceuticals Inc.	55,071	386
*	Genomic Health Inc.	29,069	376
*	Zoll Medical Corp.	13,637	370
*	Neogen Corp.	14,145	368
*	RehabCare Group Inc.	16,913	368
*	BioScrip Inc.	70,135	368
*	eResearchTechnology Inc.	45,597	359
*	Alphatec Holdings Inc.	74,771	347
*	Inspire Pharmaceuticals Inc.	69,003	344
	America Service Group Inc.	19,781	340
*	Affymax Inc.	56,478	338
*,^	Sequenom Inc.	56,121	332
*	Kensey Nash Corp.	13,231	314
	Atrion Corp.	2,308	312
*	CryoLife Inc.	57,553	310
*	Exactech Inc.	17,833	305
*	Capital Senior Living Corp.	61,232	304
*	Cutera Inc.	32,229	297
*	Allied Healthcare
	International Inc.	127,012	295
*	Anadys Pharmaceuticals Inc.	153,472	295
*	Accelrys Inc.	45,418	293
*	LHC Group Inc.	10,274	285
*	Idenix Pharmaceuticals Inc.	54,528	273
*	Symmetry Medical Inc.	25,666	271
*	Insulet Corp.	17,922	270
*	Medivation Inc.	29,952	265
*	XenoPort Inc.	26,532	260
*	Anika Therapeutics Inc.	43,633	257
*	Rigel Pharmaceuticals Inc.	35,654	257
*	NPS Pharmaceuticals Inc.	39,765	256
*	Quidel Corp.	19,968	253
*	Caliper Life Sciences Inc.	58,415	249
*	Antigenics Inc.	304,253	247
*,^	Cell Therapeutics Inc.	647,364	243
*	Biodel Inc.	62,899	238
*	Depomed Inc.	82,966	232
*	SurModics Inc.	13,658	224

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Alliance HealthCare
	Services Inc.	55,320	224
*	Cytokinetics Inc.	92,064	218
*,^	Delcath Systems Inc.	34,374	218
*	Durect Corp.	87,225	212
*	Continucare Corp.	63,099	211
*	Cynosure Inc. Class A	19,600	211
*	Micromet Inc.	32,940	206
*	Albany Molecular
	Research Inc.	39,452	204
*	IPC The Hospitalist Co. Inc.	7,993	201
*	Curis Inc.	137,305	191
*	SonoSite Inc.	6,972	189
*	Acadia Pharmaceuticals Inc.	172,478	188
*	Targacept Inc.	9,520	184
*	Select Medical
	Holdings Corp.	26,900	182
*	Omnicell Inc.	15,566	182
*	Five Star Quality Care Inc.	59,524	180
*	Sun Healthcare Group Inc.	21,985	178
*	Ardea Biosciences Inc.	8,586	177
*	Genoptix Inc.	10,130	174
*	Immunomedics Inc.	54,965	170
*	Pain Therapeutics Inc.	29,876	166
*,^	Alexza Pharmaceuticals Inc.	60,905	166
*	Icad Inc.	85,253	163
*	BioMimetic
	Therapeutics Inc.	14,542	162
*	Medical Action
	Industries Inc.	13,400	161
	National Healthcare Corp.	4,638	160
*	Opko Health Inc.	70,447	159
*	Triple-S Management Corp.
	Class B	8,516	158
*	Celldex Therapeutics Inc.	34,038	155
*	Nabi Biopharmaceuticals	28,374	154
*	Dyax Corp.	66,289	150
*	Zymogenetics Inc.	35,564	150
*	Palomar Medical
	Technologies Inc.	13,230	148
*	Optimer
	Pharmaceuticals Inc.	15,913	148
*	OraSure Technologies Inc.	31,409	145
*	Clarient Inc.	47,051	145
*	Endologix Inc.	31,906	145
*	NxStage Medical Inc.	9,528	141
*	Columbia Laboratories Inc.	130,796	139
*	BioClinica Inc.	33,629	138
*	Pozen Inc.	19,561	137
*	IRIS International Inc.	13,438	136
*	Res-Care Inc.	14,044	136
*	Caraco Pharmaceutical
	Laboratories Ltd.	28,470	134
*,^	Protalix BioTherapeutics Inc.	21,775	133
*	Cypress Bioscience Inc.	57,335	132

			Market
			Value•
		Shares	($000)
*	BMP Sunstone Corp.	25,593	132
*	Adolor Corp.	119,017	130
*	Micrus Endovascular Corp.	6,139	128
*	Metabolix Inc.	8,913	128
*	US Physical Therapy Inc.	7,364	124
*	Chelsea Therapeutics
	International Inc.	41,466	122
*	Ligand Pharmaceuticals Inc.
	Class B	82,454	120
*	BioSphere Medical Inc.	27,491	119
*,^	GTx Inc.	38,110	116
*	PDI Inc.	13,965	116
*	Harvard Bioscience Inc.	32,348	115
*	LCA-Vision Inc.	19,487	108
*	Merge Healthcare Inc.	35,735	105
*,^	Biosante
	Pharmaceuticals Inc.	57,027	100
*	Lexicon
	Pharmaceuticals Inc.	78,062	100
*	Sunrise Senior Living Inc.	35,487	99
*	Medcath Corp.	12,390	97
*,^	Novavax Inc.	44,611	97
*,^	Cytori Therapeutics Inc.	27,510	96
*	Maxygen Inc.	17,251	95
*	Progenics
	Pharmaceuticals Inc.	17,277	95
*	Furiex Pharmaceuticals Inc.	9,316	95
*	HealthTronics Inc.	19,398	94
*	Biolase Technology Inc.	62,416	92
*	Vital Images Inc.	7,125	91
*	Neurocrine Biosciences Inc.	15,959	89
*	Matrixx Initiatives Inc.	19,418	89
*	Biotime Inc.	13,700	84
*	Rochester Medical Corp.	8,732	83
*	Myrexis Inc.	21,508	81
*	AtriCure Inc.	12,100	80
*	Corcept Therapeutics Inc.	23,958	75
*	Spectranetics Corp.	14,143	73
*	Vascular Solutions Inc.	5,686	71
*	CytRx Corp.	91,582	71
*	Insmed Inc.	104,650	70
*	Somanetics Corp.	2,801	70
*	CPEX Pharmaceuticals Inc.	2,615	69
*	Pharmacyclics Inc.	10,359	69
*	National Dentex Corp.	3,944	66
*	Kendle International Inc.	5,707	66
*	Staar Surgical Co.	11,213	64
*	Providence Service Corp.	4,531	63
*	Enzo Biochem Inc.	14,711	60
*	Cambrex Corp.	18,866	59
*	RTI Biologics Inc.	20,090	59
*	KV Pharmaceutical Co.
	Class A	69,948	59
*	Animal Health
	International Inc.	23,689	59

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Arrowhead Research Corp.	52,360	58
*	Orthovita Inc.	28,262	57
*,^	Javelin Pharmaceuticals Inc.	25,200	55
*	Bovie Medical Corp.	17,701	53
*	Aastrom Biosciences Inc.	34,684	52
*	Rural/Metro Corp.	6,345	52
*	Discovery Laboratories Inc.	259,554	49
*	Penwest
	Pharmaceuticals Co.	13,587	45
*	American Caresource
	Holdings Inc.	25,682	44
*	Osiris Therapeutics Inc.	7,100	41
*	Hi-Tech Pharmacal Co. Inc.	1,800	41
*	AspenBio Pharma Inc.	41,854	41
*	AGA Medical Holdings Inc.	3,200	41
*	GenVec Inc.	86,742	40
*	Hemispherx Biopharma Inc.	84,882	40
*	Nighthawk Radiology
	Holdings Inc.	15,154	39
*	Digirad Corp.	18,388	38
	Psychemedics Corp.	4,628	38
*	Idera Pharmaceuticals Inc.	10,285	37
*	Sangamo Biosciences Inc.	9,647	36
*	Sciclone
	Pharmaceuticals Inc.	13,095	35
	Ensign Group Inc.	2,100	35
*	Hooper Holmes Inc.	58,824	34
*	Medidata Solutions Inc.	2,150	33
*	MAKO Surgical Corp.	2,600	32
*	Synovis Life
	Technologies Inc.	2,100	32
*	Infinity Pharmaceuticals Inc.	5,218	31
*	SuperGen Inc.	14,785	30
*	Osteotech Inc.	8,935	28
*	Vanda Pharmaceuticals Inc.	4,252	28
*	Stereotaxis Inc.	8,300	27
*	Spectrum
	Pharmaceuticals Inc.	6,800	27
*	SIGA Technologies Inc.	3,397	26
*,^	Combinatorx Inc.	17,331	25
*	Cardiac Science Corp.	25,269	25
*	Vical Inc.	7,842	24
*	CardioNet Inc.	4,400	24
*	Santarus Inc.	9,196	23
*	Chindex International Inc.	1,800	23
*	ISTA Pharmaceuticals Inc.	9,776	21
*	Theragenics Corp.	18,231	21
*	RadNet Inc.	8,733	21
*	Arcadia Resources Inc.	38,500	20
*	Skilled Healthcare Group Inc.	3,000	20
*	Peregrine
	Pharmaceuticals Inc.	9,467	20
*	TomoTherapy Inc.	6,200	20
*	Mediware
	Information Systems	2,170	20

			Market
			Value•
		Shares	($000)
*	ThermoGenesis Corp.	37,607	18
*	MAP Pharmaceuticals Inc.	1,400	18
*	Repligen Corp.	5,551	18
*	Obagi Medical Products Inc.	1,500	18
*	Hansen Medical Inc.	8,149	17
*	Keryx
	Biopharmaceuticals Inc.	4,700	17
*	StemCells Inc.	17,974	17
*	Telik Inc.	21,589	17
*	Transcend Services Inc.	1,200	16
*	Metropolitan Health
	Networks Inc.	4,186	16
*	Cel-Sci Corp.	31,800	16
*	Dynavax Technologies Corp.	7,379	14
*	Orexigen Therapeutics Inc.	3,200	13
*	ARCA Biopharma Inc.	3,931	13
*	XOMA Ltd.	28,554	12
	Young Innovations Inc.	377	11
*	Orchid Cellmark Inc.	6,213	11
*	Capstone Therapeutics Corp.	14,989	10
*	EnteroMedics Inc.	26,774	10
*	Entremed Inc.	23,118	9
*	ADVENTRX
	Pharmaceuticals Inc.	5,516	9
*	Jazz Pharmaceuticals Inc.	1,045	8
*	BSD Medical Corp.	6,000	7
*	OTIX Global Inc.	1,728	7
*	Strategic Diagnostics Inc.	3,632	7
*	ARYx Therapeutics Inc.	13,400	6
*	Amicus Therapeutics Inc.	2,400	5
*	IVAX Diagnostics Inc.	10,266	5
*,^	OXiGENE Inc.	11,910	5
*	Cardica Inc.	2,775	5
*	RXi Pharmaceuticals Corp.	1,626	4
*	NMT Medical Inc.	3,896	2
*	NovaMed Inc.	206	2
*	Heska Corp.	2,582	2
*	EpiCept Corp.	1,325	1
*	Interleukin Genetics Inc.	2,262	1
*	ProPhase Labs Inc.	400	—
			1,464,173
Industrials (11.0%)
	General Electric Co.	11,040,699	159,207
	United Technologies Corp.	921,521	59,816
	3M Co.	699,716	55,271
	Boeing Co.	704,987	44,238
	United Parcel Service Inc.
	Class B	738,773	42,029
	Caterpillar Inc.	646,443	38,832
	Union Pacific Corp.	522,936	36,349
	Emerson Electric Co.	778,695	34,021
	Honeywell
	International Inc.	751,639	29,336
	Lockheed Martin Corp.	330,281	24,606
	Deere & Co.	437,326	24,350

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	FedEx Corp.	307,625	21,568
	Danaher Corp.	569,098	21,125
	Norfolk Southern Corp.	382,581	20,296
	CSX Corp.	403,661	20,034
	General Dynamics Corp.	339,304	19,870
	Raytheon Co.	392,311	18,984
	Tyco International Ltd.	532,407	18,757
	Illinois Tool Works Inc.	441,969	18,244
	Northrop Grumman Corp.	297,669	16,205
	Precision Castparts Corp.	146,699	15,098
	Waste Management Inc.	476,782	14,919
	PACCAR Inc.	339,168	13,523
	Cummins Inc.	197,947	12,892
	Republic Services Inc.
	Class A	394,232	11,721
	Ingersoll-Rand PLC	332,275	11,460
	Eaton Corp.	163,577	10,704
	CH Robinson
	Worldwide Inc.	172,568	9,605
*	Delta Air Lines Inc.	812,777	9,550
	Parker Hannifin Corp.	166,391	9,228
	Rockwell Collins Inc.	162,742	8,646
	Goodrich Corp.	129,615	8,587
	Southwest Airlines Co.	769,144	8,545
	L-3 Communications
	Holdings Inc.	119,664	8,477
	Dover Corp.	193,822	8,100
	ITT Corp.	179,686	8,072
	Fluor Corp.	185,093	7,866
	Cooper Industries PLC	172,991	7,612
	Expeditors International of
	Washington Inc.	219,501	7,575
	Rockwell Automation Inc.	147,753	7,253
	Fastenal Co.	137,303	6,891
	WW Grainger Inc.	63,776	6,343
*	Stericycle Inc.	83,681	5,488
	Roper Industries Inc.	97,187	5,439
	Joy Global Inc.	106,454	5,332
*	McDermott
	International Inc.	238,718	5,171
	Flowserve Corp.	57,681	4,891
	Textron Inc.	282,901	4,801
	Pitney Bowes Inc.	215,252	4,727
*	Jacobs Engineering
	Group Inc.	129,279	4,711
	AMETEK Inc.	111,876	4,492
*	Quanta Services Inc.	217,045	4,482
	Iron Mountain Inc.	189,814	4,263
	Pall Corp.	121,470	4,175
	Masco Corp.	373,538	4,019
*	Kansas City Southern	105,645	3,840
	Manpower Inc.	87,930	3,797
	Bucyrus International Inc.
	Class A	79,683	3,781
	Equifax Inc.	131,310	3,685

			Market
			Value•
		Shares	($000)
*	UAL Corp.	173,750	3,572
*	Owens Corning	119,233	3,566
	Dun & Bradstreet Corp.	52,811	3,545
	RR Donnelley & Sons Co.	213,077	3,488
	Robert Half
	International Inc.	146,345	3,446
*	URS Corp.	87,105	3,428
	Cintas Corp.	142,781	3,422
	KBR Inc.	166,670	3,390
	Avery Dennison Corp.	104,952	3,372
	Pentair Inc.	102,512	3,301
*	Navistar International Corp.	66,192	3,257
	Donaldson Co. Inc.	76,029	3,243
	JB Hunt Transport
	Services Inc.	99,200	3,241
*	Continental Airlines Inc.
	Class B	144,394	3,177
*	Verisk Analytics Inc.
	Class A	104,534	3,126
*	Shaw Group Inc.	86,772	2,969
*	Oshkosh Corp.	92,997	2,898
*	Foster Wheeler AG	132,536	2,791
	SPX Corp.	51,926	2,742
*	Waste Connections Inc.	77,731	2,712
*	Copart Inc.	74,470	2,667
*	AGCO Corp.	96,347	2,598
*	BE Aerospace Inc.	101,119	2,571
*	IHS Inc. Class A	42,955	2,509
	TransDigm Group Inc.	48,500	2,475
	Snap-On Inc.	60,165	2,461
	Gardner Denver Inc.	54,407	2,426
	IDEX Corp.	84,240	2,407
	MSC Industrial Direct Co.
	Class A	46,828	2,372
*	AMR Corp.	346,584	2,350
*	Corrections Corp. of
	America	121,488	2,318
	Lincoln Electric Holdings Inc.	44,662	2,277
*	Covanta Holding Corp.	136,761	2,269
	Carlisle Cos. Inc.	62,345	2,253
	Ryder System Inc.	55,901	2,249
	Timken Co.	86,271	2,242
*	Hertz Global Holdings Inc.	234,812	2,221
*	Aecom Technology Corp.	95,492	2,202
	Hubbell Inc. Class B	55,034	2,184
	Kennametal Inc.	85,150	2,165
*	Alliant Techsystems Inc.	34,631	2,149
	Regal-Beloit Corp.	38,380	2,141
*	Terex Corp.	113,204	2,121
*	FTI Consulting Inc.	48,386	2,109
*	WABCO Holdings Inc.	66,947	2,108
*	Spirit Aerosystems
	Holdings Inc. Class A	110,476	2,106
	Lennox International Inc.	50,209	2,087
	Landstar System Inc.	52,533	2,048

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Kirby Corp.	53,544	2,048
	Harsco Corp.	84,403	1,983
	Wabtec Corp.	49,517	1,975
*	Thomas & Betts Corp.	54,845	1,903
	Towers Watson & Co.
	Class A	48,816	1,897
	CLARCOR Inc.	53,085	1,886
*	GrafTech International Ltd.	124,774	1,824
	Nordson Corp.	31,872	1,787
	Graco Inc.	63,212	1,782
	Toro Co.	35,555	1,746
	Con-way Inc.	56,622	1,700
	Baldor Electric Co.	46,305	1,671
*	Alaska Air Group Inc.	37,101	1,668
*	Clean Harbors Inc.	24,944	1,657
	Acuity Brands Inc.	45,318	1,649
*	EMCOR Group Inc.	69,219	1,604
	Valmont Industries Inc.	21,878	1,590
*	Hexcel Corp.	102,197	1,585
	Crane Co.	51,692	1,562
	Woodward Governor Co.	60,291	1,539
	Watsco Inc.	26,560	1,538
*	Genesee & Wyoming Inc.
	Class A	40,494	1,511
*	Esterline Technologies Corp.	31,359	1,488
*	WESCO International Inc.	44,030	1,482
	Trinity Industries Inc.	82,942	1,470
*	General Cable Corp.	54,423	1,450
*	Teledyne Technologies Inc.	37,481	1,446
*	US Airways Group Inc.	167,208	1,440
*	JetBlue Airways Corp.	257,496	1,414
	Curtiss-Wright Corp.	48,019	1,394
*	United Stationers Inc.	25,103	1,367
	Actuant Corp. Class A	71,814	1,352
	Knight Transportation Inc.	65,768	1,331
*	Moog Inc. Class A	40,560	1,307
	HNI Corp.	46,891	1,294
	Alexander & Baldwin Inc.	43,397	1,292
	UTi Worldwide Inc.	104,390	1,292
	GATX Corp.	48,407	1,292
	Brady Corp. Class A	51,341	1,279
*	Atlas Air Worldwide
	Holdings Inc.	26,784	1,272
*	Tetra Tech Inc.	64,872	1,272
	AO Smith Corp.	26,150	1,260
	Manitowoc Co. Inc.	137,145	1,254
*	ArvinMeritor Inc.	91,299	1,196
*	HUB Group Inc. Class A	39,601	1,188
*,^	American
	Superconductor Corp.	44,291	1,182
	Triumph Group Inc.	17,727	1,181
	Kaydon Corp.	35,162	1,155
*	Geo Group Inc.	54,462	1,130
*	Dollar Thrifty Automotive
	Group Inc.	26,024	1,109

			Market
			Value•
		Shares	($000)
	Werner Enterprises Inc.	49,414	1,082
	Belden Inc.	49,029	1,079
*	Avis Budget Group Inc.	108,056	1,061
*	Old Dominion
	Freight Line Inc.	29,732	1,045
	Herman Miller Inc.	55,088	1,040
*	EnerSys	48,417	1,035
	Applied Industrial
	Technologies Inc.	40,505	1,026
	Simpson
	Manufacturing Co. Inc.	41,679	1,023
	Deluxe Corp.	54,261	1,017
	Rollins Inc.	47,531	983
*	Middleby Corp.	18,389	978
	Mueller Industries Inc.	39,629	975
*	Advisory Board Co.	22,631	972
	ABM Industries Inc.	46,035	964
*	Orbital Sciences Corp.	60,270	950
	Brink’s Co.	49,779	947
	Corporate Executive
	Board Co.	35,707	938
	Heartland Express Inc.	62,855	913
	Mine Safety Appliances Co.	36,406	902
	Briggs & Stratton Corp.	53,002	902
	Watts Water
	Technologies Inc. Class A	31,209	894
	Healthcare Services
	Group Inc.	47,037	891
*	USG Corp.	73,677	890
	Granite Construction Inc.	37,032	873
*	Beacon Roofing Supply Inc.	47,783	861
	American Science &
	Engineering Inc.	11,274	859
	Administaff Inc.	35,037	847
*	Insituform Technologies Inc.
	Class A	40,757	835
	Franklin Electric Co. Inc.	28,795	830
	Barnes Group Inc.	49,066	804
	Forward Air Corp.	29,123	794
	Knoll Inc.	57,120	759
	Mueller Water Products Inc.
	Class A	201,220	747
*	Ceradyne Inc.	34,701	742
*	Macquarie Infrastructure Co.
	LLC	57,182	731
*	CoStar Group Inc.	18,825	730
	ESCO Technologies Inc.	28,349	730
	AZZ Inc.	19,659	723
*	Acacia Research-
	Acacia Technologies	49,768	708
	Skywest Inc.	57,869	707
	Otter Tail Corp.	36,315	702
*	Astec Industries Inc.	25,202	699
*	AAR Corp.	41,118	688
	Badger Meter Inc.	17,562	679

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Consolidated Graphics Inc.	15,694	679
*	Blount International Inc.	65,009	668
	Raven Industries Inc.	19,759	666
	CIRCOR International Inc.	25,966	664
	Allegiant Travel Co. Class A	15,531	663
*	II-VI Inc.	22,358	662
	Albany International Corp.	40,471	655
*	Layne Christensen Co.	26,065	633
	Interface Inc. Class A	58,678	630
*	Armstrong World
	Industries Inc.	20,748	626
	Aircastle Ltd.	79,645	625
	Robbins & Myers Inc.	28,667	623
*	Mobile Mini Inc.	38,264	623
*	Cornell Cos. Inc.	22,858	614
*	SYKES Enterprises Inc.	42,688	607
*	Resources Connection Inc.	43,680	594
*	Altra Holdings Inc.	45,606	594
*	Polypore International Inc.	25,790	586
*	MasTec Inc.	62,062	583
	Cubic Corp.	16,024	583
	Kaman Corp.	26,113	578
	Quanex Building
	Products Corp.	33,189	574
*	AirTran Holdings Inc.	116,470	565
	Bowne & Co. Inc.	49,558	556
*	CBIZ Inc.	85,002	541
	Comfort Systems USA Inc.	55,807	539
*	Marten Transport Ltd.	25,897	538
*	GeoEye Inc.	17,061	531
	Universal Forest
	Products Inc.	17,424	528
*	ATC Technology Corp.	32,703	527
*	Griffon Corp.	47,522	526
*	Interline Brands Inc.	30,157	521
*	Korn/Ferry International	37,264	518
	Arkansas Best Corp.	24,909	517
*	Navigant Consulting Inc.	48,959	508
*	Chart Industries Inc.	32,343	504
	AAON Inc.	21,486	501
	Cascade Corp.	14,031	500
*	DigitalGlobe Inc.	18,945	498
*	Celadon Group Inc.	34,905	494
	Applied Signal
	Technology Inc.	24,882	489
*	Colfax Corp.	46,273	482
*	Ladish Co. Inc.	20,506	466
	Ameron International Corp.	7,643	461
	CDI Corp.	29,543	459
*	Advanced Battery
	Technologies Inc.	138,273	454
	HEICO Corp. Class A	16,748	451
*	ACCO Brands Corp.	89,322	446
*	Dycom Industries Inc.	51,944	444

			Market
			Value•
		Shares	($000)
*	DynCorp International Inc.
	Class A	25,338	444
	EnergySolutions Inc.	86,972	443
*	Genco Shipping &
	Trading Ltd.	29,321	440
*,^	A123 Systems Inc.	46,158	435
*	EnerNOC Inc.	13,715	431
*	Michael Baker Corp.	12,295	429
	TAL International Group Inc.	18,956	426
*	Air Transport Services
	Group Inc.	87,648	417
*	American Reprographics Co.	46,361	405
*	RBC Bearings Inc.	13,919	404
*	Tutor Perini Corp.	24,395	402
	G&K Services Inc. Class A	19,313	399
*	Huron Consulting Group Inc.	20,469	397
*	Pacer International Inc.	56,698	396
*	Powell Industries Inc.	14,388	393
*	Argon ST Inc.	11,217	385
*	United Rentals Inc.	41,247	384
	Alamo Group Inc.	17,466	379
*	Greenbrier Cos. Inc.	33,819	379
	Standex International Corp.	14,675	372
	American Railcar
	Industries Inc.	30,481	368
*	EnPro Industries Inc.	13,011	366
	Apogee Enterprises Inc.	33,320	361
*	Trex Co. Inc.	17,944	361
	Steelcase Inc. Class A	46,355	359
	Diamond Management &
	Technology Consultants Inc.
	Class A	34,547	356
	US Ecology Inc.	24,441	356
*	Stanley Inc.	9,467	354
	Dynamic Materials Corp.	21,983	353
*	Cenveo Inc.	63,856	351
*	TrueBlue Inc.	31,233	350
	Ducommun Inc.	20,417	349
	Ampco-Pittsburgh Corp.	16,752	349
*	GenCorp Inc.	78,714	345
	Tredegar Corp.	21,125	345
*	Sensata Technologies
	Holding NV	21,400	342
	Ennis Inc.	22,740	341
*	Amerco Inc.	6,159	339
	Tennant Co.	9,995	338
	Aceto Corp.	57,382	329
	NACCO Industries Inc.
	Class A	3,684	327
*	Franklin Covey Co.	49,678	323
*	Broadwind Energy Inc.	114,532	321
	Seaboard Corp.	212	320
*	Kforce Inc.	24,925	318
	Heidrick &
	Struggles International Inc.	13,925	318

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	M&F Worldwide Corp.	11,594	314
	Miller Industries Inc.	23,159	312
*	APAC Customer
	Services Inc.	54,276	309
*	Exponent Inc.	9,278	304
	McGrath Rentcorp	13,057	297
*	Commercial Vehicle
	Group Inc.	29,130	297
	Gorman-Rupp Co.	11,862	297
*	On Assignment Inc.	58,865	296
*	PAM Transportation
	Services Inc.	19,559	294
*	Fushi Copperweld Inc.	35,539	291
*	Orion Marine Group Inc.	20,336	289
	American Woodmark Corp.	16,830	288
	Lindsay Corp.	8,603	273
	Titan International Inc.	27,116	270
*	Kelly Services Inc. Class A	18,073	269
*	Rush Enterprises Inc.
	Class A	20,010	267
*,^	China BAK Battery Inc.	152,717	266
*	American Commercial
	Lines Inc.	11,671	263
	International
	Shipholding Corp.	11,809	261
*	Aerovironment Inc.	11,747	255
*	CRA International Inc.	13,235	249
*	Builders FirstSource Inc.	103,207	248
*	H&E Equipment
	Services Inc.	31,465	236
	Encore Wire Corp.	12,935	235
	John Bean
	Technologies Corp.	15,329	234
*	United Capital Corp.	9,377	229
*	RSC Holdings Inc.	36,487	225
	Barrett Business
	Services Inc.	17,835	221
*	Hawaiian Holdings Inc.	42,242	218
*	PowerSecure
	International Inc.	23,702	215
*	Park-Ohio Holdings Corp.	14,701	212
*	Northwest Pipe Co.	10,891	207
*	Force Protection Inc.	50,122	206
*	LB Foster Co. Class A	7,918	205
	Houston Wire & Cable Co.	18,879	205
*	Gibraltar Industries Inc.	19,873	201
	Great Lakes Dredge &
	Dock Corp.	33,390	200
*	Covenant Transportation
	Group Inc. Class A	29,375	198
*	Lydall Inc.	25,901	198
*	Flow International Corp.	83,413	197
	Graham Corp.	12,900	193
*	Columbus McKinnon Corp.	13,767	192
	Hardinge Inc.	22,327	190

			Market
			Value•
		Shares	($000)
*	GP Strategies Corp.	25,900	188
*	School Specialty Inc.	10,347	187
*	Wabash National Corp.	26,209	186
*	Herley Industries Inc.	12,997	185
*,^	Harbin Electric Inc.	11,079	184
	Viad Corp.	10,338	182
	Federal Signal Corp.	29,971	181
*	Republic Airways
	Holdings Inc.	28,594	175
*	Furmanite Corp.	43,935	174
*	Taser International Inc.	43,819	171
*	ICF International Inc.	7,116	170
*	Eagle Bulk Shipping Inc.	40,231	170
*	Casella Waste Systems Inc.
	Class A	43,697	167
*	NN Inc.	31,792	159
*,^	Capstone Turbine Corp.	161,626	158
*	MYR Group Inc.	9,468	158
*	DXP Enterprises Inc.	10,044	157
*	Sauer-Danfoss Inc.	12,564	154
*	Kadant Inc.	8,297	145
*	Active Power Inc.	184,018	144
*	Pinnacle Airlines Corp.	25,710	140
*	Dynamex Inc.	11,256	137
*	FuelCell Energy Inc.	113,930	134
	Todd Shipyards Corp.	8,929	132
*	Dolan Co.	11,737	131
*	KAR Auction Services Inc.	10,500	130
	Lawson Products Inc.	7,505	127
*	Amrep Corp.	9,968	125
*	SFN Group Inc.	22,693	124
	Sun Hydraulics Corp.	5,260	123
	Met-Pro Corp.	11,172	120
*	Astronics Corp.	7,165	117
*	Fuel Tech Inc.	18,500	117
*	Team Inc.	8,864	116
*	LaBarge Inc.	10,000	114
*	BlueLinx Holdings Inc.	43,233	114
	LSI Industries Inc.	23,206	113
*	Thermadyne Holdings Corp.	10,400	112
*	Hudson Highland Group Inc.	24,935	110
*	Vicor Corp.	8,710	109
*	Waste Services Inc.	9,297	108
*	Intersections Inc.	26,006	108
	Insteel Industries Inc.	9,200	107
*	Pike Electric Corp.	11,260	106
	Horizon Lines Inc. Class A	23,792	101
*	UQM Technologies Inc.	29,004	98
*	Quality Distribution Inc.	18,134	94
*	Sterling Construction Co. Inc.	7,103	92
*	Saia Inc.	6,115	92
	Kimball International Inc.
	Class B	16,424	91
*	3D Systems Corp.	6,923	87

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	China Fire &
	Security Group Inc.	9,400	86
*,^	Ener1 Inc.	25,510	86
*	Frozen Food Express
	Industries	24,405	85
	FreightCar America Inc.	3,642	82
	Multi-Color Corp.	7,996	82
*	Metalico Inc.	19,523	78
*	LMI Aerospace Inc.	4,860	77
*	Innovative Solutions &
	Support Inc.	17,418	77
*	Innerworkings Inc.	11,095	76
*	Ceco Environmental Corp.	15,932	75
	HEICO Corp.	2,028	73
*	Tecumseh Products Co.
	Class A	6,472	72
*	Allied Defense Group Inc.	18,589	70
*,^	Ascent Solar
	Technologies Inc.	25,100	69
*	ExpressJet Holdings Inc.	25,542	66
	LS Starrett Co. Class A	6,936	66
	Schawk Inc. Class A	3,900	58
*	Willis Lease Finance Corp.	6,149	57
*,^	Applied Energetics Inc.	53,145	55
*	Titan Machinery Inc.	4,100	54
*	Hurco Cos. Inc.	3,500	52
*	USA Truck Inc.	3,200	52
*	Plug Power Inc.	109,686	50
*	WCA Waste Corp.	11,166	50
*	Sypris Solutions Inc.	12,378	50
*	C&D Technologies Inc.	54,659	48
*	PMFG Inc.	3,100	47
*,^	Akeena Solar Inc.	68,940	47
*	YRC Worldwide Inc.	306,698	46
*	NCI Building Systems Inc.	5,438	46
	Preformed Line Products Co.	1,500	42
*	Ultralife Corp.	9,557	41
*	Magnetek Inc.	43,974	40
*	Beacon Power Corp.	122,700	40
*	Ocean Power
	Technologies Inc.	7,600	39
*	Standard Parking Corp.	2,434	39
*	Volt Information
	Sciences Inc.	4,579	38
*	China Architectural
	Engineering Inc.	44,792	37
*	Innotrac Corp.	28,417	36
*,^	Arotech Corp.	23,478	34
*,^	Valence Technology Inc.	47,372	34
*	CAI International Inc.	2,700	32
*	Hill International Inc.	7,800	32
*	TBS International PLC
	Class A	5,000	31
*	Perma-Fix
	Environmental Services	18,664	30

			Market
			Value•
		Shares	($000)
*,^	SmartHeat Inc.	5,100	29
*	Energy Recovery Inc.	7,014	28
*,^	Hoku Corp.	7,102	24
*	TRC Cos. Inc.	7,654	24
*	Document Security
	Systems Inc.	7,400	23
	Eastern Co.	1,500	22
*	RailAmerica Inc.	2,200	22
*	Satcon Technology Corp.	6,800	19
	Standard Register Co.	5,673	18
*	LECG Corp.	6,536	17
	Virco Manufacturing	5,113	15
*	Orion Energy Systems Inc.	4,313	14
*	Odyssey Marine
	Exploration Inc.	11,062	11
	Superior Uniform
	Group Inc.	1,093	11
	Omega Flex Inc.	600	9
	Twin Disc Inc.	600	7
*	Rush Enterprises Inc.
	Class B	403	5
*	AT Cross Co. Class A	907	5
*	Sparton Corp.	700	4
*	US Home Systems Inc.	1,157	3
*	Wuhan General Group
	China Inc.	2,400	3
*	Argan Inc.	200	2
*	Universal Truckload
	Services Inc.	57	1
*	Integrated Electrical
	Services Inc.	200	1
			1,319,656
Information Technology (18.7%)
*	Apple Inc.	938,318	236,015
	Microsoft Corp.	8,167,756	187,940
	International Business
	Machines Corp.	1,344,155	165,976
*	Cisco Systems Inc.	5,924,627	126,254
*	Google Inc. Class A	252,351	112,284
	Intel Corp.	5,715,987	111,176
	Hewlett-Packard Co.	2,435,984	105,429
	Oracle Corp.	4,148,336	89,023
	QUALCOMM Inc.	1,739,013	57,109
*	EMC Corp.	2,124,071	38,871
	Visa Inc. Class A	485,613	34,357
	Texas Instruments Inc.	1,285,137	29,918
	Corning Inc.	1,613,147	26,052
	Accenture PLC Class A	654,439	25,294
*	eBay Inc.	1,209,744	23,723
*	Dell Inc.	1,822,245	21,976
	Automatic Data
	Processing Inc.	522,426	21,033
	Mastercard Inc. Class A	102,858	20,523
*	Yahoo! Inc.	1,376,443	19,036
	Applied Materials Inc.	1,389,838	16,706

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Motorola Inc.	2,393,305	15,604
*	Cognizant Technology
	Solutions Corp. Class A	307,918	15,414
	Broadcom Corp. Class A	453,896	14,965
*	Adobe Systems Inc.	542,393	14,335
*	NetApp Inc.	350,702	13,085
*	Juniper Networks Inc.	539,343	12,308
	Tyco Electronics Ltd.	475,129	12,059
*	Symantec Corp.	834,353	11,581
	Xerox Corp.	1,365,974	10,982
*	Intuit Inc.	311,469	10,830
	Western Union Co.	706,579	10,535
*	Agilent Technologies Inc.	361,065	10,265
*	Salesforce.com Inc.	116,353	9,985
*	SanDisk Corp.	236,761	9,961
	Fidelity National
	Information Services Inc.	329,824	8,846
	Paychex Inc.	336,646	8,743
*	Marvell Technology
	Group Ltd.	549,582	8,661
	Analog Devices Inc.	308,089	8,583
*	Citrix Systems Inc.	190,294	8,036
	CA Inc.	430,483	7,921
	Altera Corp.	307,772	7,636
*	Micron Technology Inc.	880,254	7,473
	Xilinx Inc.	286,265	7,231
*	Fiserv Inc.	157,629	7,197
	Computer Sciences Corp.	159,018	7,196
*	Akamai Technologies Inc.	177,243	7,191
*	Western Digital Corp.	236,661	7,138
	Amphenol Corp. Class A	179,277	7,042
*	SAIC Inc.	409,878	6,861
*	Seagate Technology	516,466	6,735
*	BMC Software Inc.	189,054	6,547
*,^	First Solar Inc.	57,427	6,537
	Linear Technology Corp.	231,622	6,441
*	Cree Inc.	104,435	6,269
	Activision Blizzard Inc.	591,235	6,202
*	NVIDIA Corp.	574,981	5,871
*	Autodesk Inc.	237,858	5,794
*	Red Hat Inc.	195,350	5,653
*	F5 Networks Inc.	82,424	5,652
	Harris Corp.	135,521	5,644
*	Sybase Inc.	85,580	5,534
*	Teradata Corp.	174,884	5,330
	Maxim Integrated
	Products Inc.	316,428	5,294
	Microchip Technology Inc.	190,714	5,290
*	McAfee Inc.	164,732	5,061
*	VeriSign Inc.	190,405	5,055
*	Lam Research Corp.	132,766	5,053
	KLA-Tencor Corp.	178,475	4,976
*	Electronic Arts Inc.	338,219	4,870
*	Flextronics International Ltd.	844,289	4,728
*	FLIR Systems Inc.	158,792	4,619

			Market
			Value•
		Shares	($000)
*	VMware Inc. Class A	69,253	4,335
*	Advanced Micro
	Devices Inc.	591,916	4,333
*	Rovi Corp.	107,942	4,092
*	Avnet Inc.	157,134	3,789
*	ANSYS Inc.	93,343	3,787
*	Equinix Inc.	45,352	3,684
*	Nuance
	Communications Inc.	235,362	3,519
*	Trimble Navigation Ltd.	125,155	3,504
*	Dolby Laboratories Inc.
	Class A	55,841	3,501
	National
	Semiconductor Corp.	246,607	3,319
*	Alliance Data Systems Corp.	54,388	3,237
*	Hewitt Associates Inc.
	Class A	92,755	3,196
*	Synopsys Inc.	152,147	3,175
*	LSI Corp.	683,117	3,142
	Factset Research
	Systems Inc.	46,574	3,120
	Lender Processing
	Services Inc.	99,242	3,107
	Global Payments Inc.	84,767	3,097
*	Skyworks Solutions Inc.	182,504	3,064
*	ON Semiconductor Corp.	444,083	2,833
*	Arrow Electronics Inc.	124,593	2,785
	Jabil Circuit Inc.	202,742	2,697
*	Lexmark International Inc.
	Class A	81,334	2,686
	Broadridge Financial
	Solutions Inc.	139,704	2,661
*	MICROS Systems Inc.	82,908	2,642
	Solera Holdings Inc.	72,624	2,629
*	Polycom Inc.	87,438	2,605
*	Ingram Micro Inc.	170,254	2,586
*	Itron Inc.	41,820	2,585
*	Novellus Systems Inc.	99,958	2,535
*	WebMD Health Corp.	52,887	2,456
	Tellabs Inc.	382,194	2,442
*	Brocade Communications
	Systems Inc.	461,084	2,379
	Total System Services Inc.	174,695	2,376
*	IAC/InterActiveCorp	107,795	2,368
*	CommScope Inc.	98,370	2,338
*	MEMC Electronic
	Materials Inc.	233,037	2,302
*	AOL Inc.	109,670	2,280
*	Atmel Corp.	471,094	2,261
*	JDS Uniphase Corp.	228,600	2,249
*	Informatica Corp.	93,292	2,228
*	Varian Semiconductor
	Equipment Associates Inc.	77,282	2,215
*	VistaPrint NV	45,111	2,142
*	Rambus Inc.	120,293	2,108

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	TIBCO Software Inc.	172,432	2,080
*	Novell Inc.	362,600	2,060
*	NCR Corp.	167,598	2,031
	Jack Henry &
	Associates Inc.	83,641	1,997
*	Atheros
	Communications Inc.	71,438	1,967
*	QLogic Corp.	117,945	1,960
	National Instruments Corp.	61,458	1,953
*	Parametric Technology Corp.	122,101	1,913
*	Compuware Corp.	237,829	1,898
*	Tech Data Corp.	53,125	1,892
	Molex Inc. Class A	121,264	1,874
	Diebold Inc.	68,713	1,872
*	Concur Technologies Inc.	43,766	1,868
*	Gartner Inc.	80,221	1,865
*	Silicon Laboratories Inc.	45,807	1,858
*	Avago Technologies Ltd.	87,703	1,847
*	PMC - Sierra Inc.	239,355	1,800
*	Cybersource Corp.	70,322	1,795
*	Rackspace Hosting Inc.	96,581	1,771
*	Teradyne Inc.	181,050	1,765
*	Riverbed Technology Inc.	61,962	1,711
	CoreLogic Inc.	96,515	1,704
*	VeriFone Systems Inc.	88,165	1,669
*	Cadence Design
	Systems Inc.	283,270	1,640
*	GSI Commerce Inc.	56,862	1,638
*	NeuStar Inc. Class A	78,644	1,622
*	Genpact Ltd.	103,884	1,613
	ADTRAN Inc.	58,178	1,587
*	Cypress
	Semiconductor Corp.	156,986	1,576
	Intersil Corp. Class A	129,729	1,571
*	Netlogic Microsystems Inc.	57,502	1,564
*	Zebra Technologies Corp.	60,614	1,538
*	Ariba Inc.	92,687	1,477
*	Monster Worldwide Inc.	126,015	1,468
	DST Systems Inc.	40,170	1,452
*	MercadoLibre Inc.	27,478	1,444
	Plantronics Inc.	50,421	1,442
*	Veeco Instruments Inc.	41,485	1,422
*	Vishay Intertechnology Inc.	180,838	1,400
*	International Rectifier Corp.	75,081	1,397
*	CACI International Inc.
	Class A	31,668	1,345
*	Arris Group Inc.	131,759	1,343
*	Sohu.com Inc.	31,645	1,300
*	Progress Software Corp.	43,265	1,299
*	Anixter International Inc.	30,382	1,294
*	Convergys Corp.	128,788	1,263
*	Microsemi Corp.	86,150	1,260
*	Blackboard Inc.	33,070	1,235
*	Ciena Corp.	96,180	1,220
*	Viasat Inc.	37,455	1,220

			Market
			Value•
		Shares	($000)
*	Quest Software Inc.	66,897	1,207
*	Acxiom Corp.	79,111	1,162
*	Omnivision Technologies Inc.	53,443	1,146
	Sapient Corp.	112,658	1,142
*	Hittite Microwave Corp.	25,464	1,139
*	Sanmina-SCI Corp.	83,656	1,139
*	Wright Express Corp.	38,281	1,137
*	InterDigital Inc.	45,739	1,129
*	Plexus Corp.	41,694	1,115
*	Coherent Inc.	32,473	1,114
*	Fairchild Semiconductor
	International Inc. Class A	130,278	1,096
*	Benchmark Electronics Inc.	68,401	1,084
*	Aruba Networks Inc.	74,961	1,067
	Fair Isaac Corp.	48,940	1,066
*	Semtech Corp.	65,091	1,066
	MAXIMUS Inc.	18,157	1,051
*	RF Micro Devices Inc.	268,605	1,050
*	j2 Global
	Communications Inc.	48,022	1,049
*	Finisar Corp.	70,220	1,046
*	Lawson Software Inc.	142,983	1,044
*	Cirrus Logic Inc.	64,922	1,026
	Blackbaud Inc.	46,537	1,013
*	SuccessFactors Inc.	48,625	1,011
*	Mantech International Corp.
	Class A	23,735	1,010
*,^	Synaptics Inc.	36,154	994
*	Digital River Inc.	41,065	982
*	TriQuint Semiconductor Inc.	159,851	977
*	Applied Micro Circuits Corp.	92,504	969
*	Cavium Networks Inc.	36,924	967
*	Palm Inc.	167,078	951
*	ACI Worldwide Inc.	48,825	951
*	CommVault Systems Inc.	42,113	948
*	MKS Instruments Inc.	49,696	930
*	ValueClick Inc.	86,569	925
	Power Integrations Inc.	28,696	924
*	Mentor Graphics Corp.	103,530	916
*	SRA International Inc.
	Class A	46,336	911
*	CSG Systems
	International Inc.	49,123	900
*	Comtech
	Telecommunications Corp.	30,047	899
	Earthlink Inc.	112,771	898
*	JDA Software Group Inc.	40,800	897
*	Acme Packet Inc.	33,201	892
*	Manhattan Associates Inc.	32,235	888
*	Cymer Inc.	29,556	888
*	Taleo Corp. Class A	36,495	886
*	Blue Coat Systems Inc.	43,223	883
*	Advent Software Inc.	18,801	883
	Syntel Inc.	25,975	882

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Integrated Device
	Technology Inc.	176,628	874
*	DG FastChannel Inc.	26,762	872
*	Websense Inc.	45,987	869
*	Cabot Microelectronics Corp.	25,113	869
*	Checkpoint Systems Inc.	49,985	868
*	Littelfuse Inc.	27,358	865
*	Tessera Technologies Inc.	53,125	853
*	TiVo Inc.	114,857	848
*	DTS Inc.	25,498	838
*	Tekelec	63,196	837
*	Unisys Corp.	44,779	828
	Cognex Corp.	45,539	801
*	Ebix Inc.	50,484	792
*	Take-Two Interactive
	Software Inc.	87,842	791
*	Emulex Corp.	84,667	777
*	Art Technology Group Inc.	227,089	777
*	ADC
	Telecommunications Inc.	104,422	774
*	EchoStar Corp. Class A	39,754	759
*	FEI Co.	38,178	753
*	Forrester Research Inc.	24,703	748
*	Constant Contact Inc.	34,939	745
*	Brooks Automation Inc.	94,928	734
*	MicroStrategy Inc. Class A	9,701	728
*,^	SunPower Corp. Class A	57,770	699
*	Epicor Software Corp.	87,412	698
*	Brightpoint Inc.	99,583	697
*	DealerTrack Holdings Inc.	42,319	696
	Black Box Corp.	24,768	691
*	Insight Enterprises Inc.	51,603	679
*	Scansource Inc.	27,158	677
*	Amkor Technology Inc.	122,164	673
*	ArcSight Inc.	30,001	672
*	EPIQ Systems Inc.	51,948	672
*	Tyler Technologies Inc.	43,250	671
*	L-1 Identity Solutions Inc.	81,863	670
*	AsiaInfo Holdings Inc.	30,505	667
*	Advanced Energy
	Industries Inc.	53,694	660
*	Netgear Inc.	36,397	649
*	Kulicke &
	Soffa Industries Inc.	92,122	647
*	Oclaro Inc.	58,117	645
*	SonicWALL Inc.	54,522	641
*	Euronet Worldwide Inc.	49,101	628
*	Electro Scientific
	Industries Inc.	46,117	616
*	Harmonic Inc.	112,986	615
*	Sonus Networks Inc.	223,520	606
*	Actel Corp.	45,902	588
*	ADPT Corp.	203,055	587
*	Avid Technology Inc.	45,424	578
	CTS Corp.	61,479	568

			Market
			Value•
		Shares	($000)
*	Rofin-Sinar
	Technologies Inc.	27,247	567
*	ATMI Inc.	38,247	560
*	FormFactor Inc.	51,626	558
*	Ultimate Software
	Group Inc.	16,907	556
*	Bottomline Technologies Inc.	41,650	543
*	Lattice Semiconductor Corp.	124,916	542
*	Infinera Corp.	84,213	542
	AVX Corp.	42,088	540
	Methode Electronics Inc.	54,151	527
*	Anadigics Inc.	120,193	524
*	LTX-Credence Corp.	180,861	512
*	Monolithic Power
	Systems Inc.	28,088	502
*	Entegris Inc.	125,698	499
*	DivX Inc.	64,704	496
*	Intermec Inc.	48,233	494
*	Verigy Ltd.	56,679	493
*	Netscout Systems Inc.	34,552	491
	BGC Partners Inc. Class A	94,929	485
*	Radiant Systems Inc.	33,421	483
	MTS Systems Corp.	16,550	480
*	FARO Technologies Inc.	25,626	479
*	Hypercom Corp.	103,162	479
*	SunPower Corp. Class B	44,055	476
*	Isilon Systems Inc.	36,977	475
*	STEC Inc.	37,451	470
*	Internet Capital Group Inc.	61,524	468
*	Ceva Inc.	36,858	464
*	Rogers Corp.	16,664	463
	Cohu Inc.	38,147	463
*	Actuate Corp.	102,783	457
	NIC Inc.	70,879	454
*	TeleTech Holdings Inc.	35,179	453
*	Interactive Intelligence Inc.	27,446	451
	Pegasystems Inc.	14,008	450
*	Double-Take Software Inc.	42,775	449
*	SAVVIS Inc.	30,189	445
*	Netezza Corp.	32,346	443
*,^	Energy Conversion
	Devices Inc.	106,973	439
*	ModusLink Global
	Solutions Inc.	72,274	436
	Heartland Payment
	Systems Inc.	29,166	433
	United Online Inc.	74,096	427
*	Sourcefire Inc.	22,064	419
*	Anaren Inc.	27,984	418
*	Diodes Inc.	26,076	414
*	Limelight Networks Inc.	93,632	411
	Park Electrochemical Corp.	16,718	408
*	RealNetworks Inc.	122,217	403
*	Imation Corp.	43,605	401
*	Electronics for Imaging Inc.	41,007	400

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	KVH Industries Inc.	32,029	398
*	Echelon Corp.	54,046	396
*	Cogent Inc.	43,660	393
*	Comverge Inc.	43,335	388
*	Multi-Fineline Electronix Inc.	15,523	387
	Molex Inc.	21,054	384
*	Integrated Silicon
	Solution Inc.	50,548	381
*	infoGROUP Inc.	47,758	381
	Agilysys Inc.	56,901	381
*	SYNNEX Corp.	14,606	374
*	comScore Inc.	22,696	374
*,^	Sonic Solutions Inc.	44,739	374
	Micrel Inc.	36,361	370
*	Axcelis Technologies Inc.	238,137	369
	DDi Corp.	48,258	363
*	Liquidity Services Inc.	28,012	363
*	Ciber Inc.	129,490	359
*	OpenTable Inc.	8,500	353
*	Knot Inc.	45,091	351
*	Net 1 UEPS
	Technologies Inc.	26,053	349
*	Volterra
	Semiconductor Corp.	14,927	344
*	Cray Inc.	61,604	344
	Electro Rent Corp.	26,803	343
*	Stratasys Inc.	13,721	337
*	Loral Space &
	Communications Inc.	7,852	335
*	IXYS Corp.	37,753	334
	Sycamore Networks Inc.	19,694	327
*	Universal Display Corp.	18,101	325
*	Lionbridge Technologies Inc.	71,020	325
*	Digi International Inc.	39,209	324
	iGate Corp.	25,217	323
*	Zoran Corp.	33,695	321
*	Extreme Networks	119,004	321
*	Advanced Analogic
	Technologies Inc.	100,404	320
*	Virage Logic Corp.	26,890	320
*	Dice Holdings Inc.	45,307	314
*	Kopin Corp.	92,167	312
*	Callidus Software Inc.	94,370	312
*	Cogo Group Inc.	49,000	306
*	Aviat Networks Inc.	83,888	305
*,^	Rubicon Technology Inc.	10,201	304
*	Standard
	Microsystems Corp.	13,011	303
*	TNS Inc.	17,026	297
*	Openwave Systems Inc.	146,244	297
*	Computer Task Group Inc.	45,724	295
*	Sigma Designs Inc.	29,334	294
*	Infospace Inc.	38,415	289
	Renaissance Learning Inc.	19,631	288
*	SolarWinds Inc.	17,978	288

			Market
			Value•
		Shares	($000)
*	OSI Systems Inc.	10,341	287
*	Mercury Computer
	Systems Inc.	23,767	279
*	Power-One Inc.	41,205	278
*	RightNow Technologies Inc.	17,726	278
	Daktronics Inc.	35,870	269
*	DSP Group Inc.	41,552	266
*,^	Evergreen Solar Inc.	384,548	262
*	FSI International Inc.	62,208	261
*	Quantum Corp.	138,134	260
	Bel Fuse Inc. Class B	15,679	259
	Keynote Systems Inc.	28,386	256
*	Global Cash Access
	Holdings Inc.	35,265	254
*	ExlService Holdings Inc.	14,760	253
*	Exar Corp.	36,490	253
*	STR Holdings Inc.	13,444	253
*	THQ Inc.	58,382	252
*	NVE Corp.	5,775	251
*	Novatel Wireless Inc.	42,033	241
*	EMS Technologies Inc.	16,026	241
*	Kenexa Corp.	19,325	232
*	Gerber Scientific Inc.	43,066	230
*	Hackett Group Inc.	81,930	230
*	Globecomm Systems Inc.	27,684	228
*	Immersion Corp.	44,631	226
*	ActivIdentity Corp.	116,709	223
*	Mindspeed
	Technologies Inc.	29,313	220
*	Conexant Systems Inc.	97,485	218
*	MoneyGram
	International Inc.	88,596	217
*	Smith Micro Software Inc.	22,459	214
	Cass Information
	Systems Inc.	6,041	207
*	TTM Technologies Inc.	21,517	204
*	Oplink Communications Inc.	14,100	202
*	Internap Network
	Services Corp.	46,379	193
*	Perficient Inc.	21,245	189
*	FalconStor Software Inc.	71,636	189
*	BigBand Networks Inc.	62,211	188
*	Intevac Inc.	17,418	186
*,^	Emcore Corp.	206,703	184
*	LivePerson Inc.	26,713	183
*	Synchronoss
	Technologies Inc.	9,493	180
*	Entropic
	Communications Inc.	28,035	178
*	China Security &
	Surveillance
	Technology Inc.	38,145	176
*	LoopNet Inc.	13,986	172
*	Silicon Graphics
	International Corp.	23,527	167

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Microvision Inc.	56,255	167
*	IPG Photonics Corp.	10,825	165
*	Stamps.com Inc.	16,013	164
*	Newport Corp.	18,034	163
*	Ixia	18,914	163
*	CalAmp Corp.	76,096	162
*	Silicon Image Inc.	45,871	161
	American Software Inc.
	Class A	34,299	158
*	S1 Corp.	26,317	158
*	Hutchinson Technology Inc.	36,235	157
*	Measurement
	Specialties Inc.	11,379	156
*	Integral Systems Inc.	24,283	154
*	Compellent Technologies Inc.	12,535	152
*	Move Inc.	73,964	152
*	DemandTec Inc.	22,155	150
*	Terremark Worldwide Inc.	18,834	147
*	Ultratech Inc.	8,814	143
*	Presstek Inc.	40,414	143
*	MIPS Technologies Inc.
	Class A	27,892	143
*	Super Micro Computer Inc.	10,298	139
*	LogMeIn Inc.	5,100	134
	Opnet Technologies Inc.	8,966	132
*	GT Solar International Inc.	22,766	128
*	LaserCard Corp.	28,524	127
*	Nanometrics Inc.	12,155	123
*	Cyberoptics Corp.	12,617	122
*	Vocus Inc.	7,836	120
*	support.com Inc.	28,656	119
*	Autobytel Inc.	104,403	119
*	Spectrum Control Inc.	8,322	116
*	Saba Software Inc.	22,394	115
*	Maxwell Technologies Inc.	9,989	114
*	LoJack Corp.	30,792	114
	Imergent Inc.	30,993	112
*	Radisys Corp.	11,734	112
*	Edgewater Technology Inc.	37,984	110
*	Supertex Inc.	4,417	109
*	Dot Hill Systems Corp.	90,146	107
*,^	Wave Systems Corp.
	Class A	32,232	104
*	3PAR Inc.	11,163	104
*	Network Equipment
	Technologies Inc.	29,565	103
*	LRAD Corp.	82,441	103
*	SMART Modular
	Technologies WWH Inc.	17,305	101
*	Hughes
	Communications Inc.	4,143	101
*	Seachange International Inc.	11,978	99
*	PC-Tel Inc.	19,282	97
*	VASCO Data Security
	International Inc.	15,503	96

			Market
			Value•
		Shares	($000)
*	AuthenTec Inc.	37,634	94
	Evolving Systems Inc.	12,876	93
*	TeleCommunication
	Systems Inc. Class A	22,329	92
*	Dynamics Research Corp.	9,059	92
*	Reis Inc.	13,650	89
*	Magma Design
	Automation Inc.	31,132	88
*	Zygo Corp.	10,741	87
*	Concurrent Computer Corp.	18,716	86
*	Internet Brands Inc. Class A	8,358	86
*	Cinedigm Digital
	Cinema Corp. Class A	66,166	86
*	Powerwave
	Technologies Inc.	55,133	85
	Keithley Instruments Inc.	9,460	84
	Technitrol Inc.	25,898	82
*	Pericom
	Semiconductor Corp.	8,393	81
*	Unica Corp.	8,400	81
*	ShoreTel Inc.	17,242	80
*	NetSuite Inc.	6,300	80
	Marchex Inc. Class B	19,772	76
*	Rudolph Technologies Inc.	9,937	75
*	SRS Labs Inc.	7,958	73
*	UTStarcom Inc.	39,498	73
*	Aware Inc.	30,241	71
*	Authentidate Holding Corp.	104,866	66
*	Symmetricom Inc.	12,833	65
*	Mattson Technology Inc.	17,005	64
	TheStreet.com Inc.	22,202	64
*	AXT Inc.	14,100	64
*,^	China Information Security
	Technology Inc.	11,907	62
*	QuickLogic Corp.	20,338	60
*	StarTek Inc.	15,179	59
*	Symyx Technologies Inc.	11,194	56
*	Photronics Inc.	12,399	56
*	MoSys Inc.	12,209	54
*	Online Resources Corp.	12,493	52
	Ipass Inc.	48,300	52
*	NU Horizons
	Electronics Corp.	16,256	50
*	Geeknet Inc.	39,329	49
*	PC Connection Inc.	7,935	48
*	Network Engines Inc.	17,619	48
*	Occam Networks Inc.	7,800	43
*	PROS Holdings Inc.	6,600	43
*	Ness Technologies Inc.	9,900	43
*	PLX Technology Inc.	10,154	43
*	Rosetta Stone Inc.	1,800	41
*	EndWave Corp.	11,401	38
*	Information Services
	Group Inc.	18,500	37
*	NCI Inc. Class A	1,600	36

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Transwitch Corp.	16,332	35
*	Trident Microsystems Inc.	23,681	34
*	Pixelworks Inc.	11,060	33
*	TechTeam Global Inc.	5,448	33
*	WebMediaBrands Inc.	36,066	32
*	Looksmart Ltd.	26,338	31
*	Web.com Group Inc.	8,564	31
*	Rimage Corp.	1,873	30
*	Phoenix Technologies Ltd.	10,207	30
*	GSE Systems Inc.	7,184	29
*	Ditech Networks Inc.	22,801	29
*	PRGX Global Inc.	6,968	29
*	Lantronix Inc.	6,945	28
*	Datalink Corp.	6,944	28
*	PDF Solutions Inc.	5,752	28
*,^	China TransInfo
	Technology Corp.	5,000	27
*	CPI International Inc.	1,600	25
	Bel Fuse Inc. Class A	1,477	25
	QAD Inc.	5,641	23
*	Planar Systems Inc.	13,595	23
*	Rainmaker Systems Inc.	18,990	23
	Richardson Electronics Ltd.	2,516	23
*	Tollgrade
	Communications Inc.	3,588	23
*	PAR Technology Corp.	4,300	22
*	Viasystems Group Inc.	1,494	22
*	X-Rite Inc.	5,944	22
*	Analysts International Corp.	8,684	21
*	Telular Corp.	7,011	21
*	Bsquare Corp.	9,265	21
*	Ikanos Communications Inc.	12,643	20
*	KIT Digital Inc.	2,300	20
*	Digital Ally Inc.	9,000	19
*	Westell Technologies Inc.
	Class A	12,309	19
*	Superconductor
	Technologies Inc.	7,694	19
*	RAE Systems Inc.	22,642	18
*	MEMSIC Inc.	7,934	18
*	ORBCOMM Inc.	9,500	17
*	Ramtron International Corp.	6,348	17
*	ID Systems Inc.	6,074	16
*	Zhone Technologies Inc.	10,380	15
*	Comarco Inc.	6,417	15
*	eLoyalty Corp.	2,159	13
*	Digital Angel Corp.	25,038	13
*	Opnext Inc.	7,514	12
*	Vertro Inc.	24,139	12
*	Zix Corp.	4,904	11
*	Research Frontiers Inc.	2,434	11
*	Transact Technologies Inc.	1,434	11
*	EF Johnson
	Technologies Inc.	7,007	10
*	Parkervision Inc.	7,288	9

			Market
			Value•
		Shares	($000)
*	Identive Group Inc.	5,161	8
*	Selectica Inc.	809	4
*	Nextwave Wireless Inc.	1,742	2
*	LeCroy Corp.	387	2
*	iGO Inc.	1,228	2
*	Management Network
	Group Inc.	579	2
*	Frequency Electronics Inc.	283	1
*	Wireless Telecom
	Group Inc.	1,279	1
*	Allen Organ Co.
	Escrow Shares	283	1
*	ICx Technologies Inc.	100	1
*	Veraz Networks Inc.	600	1
*	Market Leader Inc.	200	—
			2,229,675
Materials (3.8%)
	EI du Pont de
	Nemours & Co.	935,287	32,352
	Newmont Mining Corp.	499,868	30,862
	Dow Chemical Co.	1,190,341	28,235
	Freeport-McMoRan
	Copper & Gold Inc.	445,541	26,345
	Monsanto Co.	564,652	26,098
	Praxair Inc.	317,032	24,091
	Air Products &
	Chemicals Inc.	219,532	14,228
	Nucor Corp.	325,896	12,475
	Ecolab Inc.	244,505	10,981
	Alcoa Inc.	1,055,805	10,621
	PPG Industries Inc.	171,717	10,373
	International Paper Co.	428,827	9,704
	Weyerhaeuser Co.	218,830	7,703
	Sherwin-Williams Co.	96,408	6,670
	Cliffs Natural
	Resources Inc.	139,992	6,602
	Mosaic Co.	161,232	6,285
	Sigma-Aldrich Corp.	126,040	6,281
	Vulcan Materials Co.	130,889	5,737
	United States Steel Corp.	148,444	5,723
	Lubrizol Corp.	70,946	5,698
	Airgas Inc.	81,695	5,081
	Ball Corp.	92,648	4,895
*	Owens-Illinois Inc.	174,867	4,625
	CF Industries Holdings Inc.	70,792	4,492
*	Crown Holdings Inc.	167,234	4,188
	FMC Corp.	71,340	4,097
	Allegheny Technologies Inc.	91,774	4,055
	Eastman Chemical Co.	75,307	4,018
	Martin Marietta
	Materials Inc.	47,027	3,988
	MeadWestvaco Corp.	177,544	3,941
*	Pactiv Corp.	137,450	3,828
	Celanese Corp. Class A	151,016	3,762
	Ashland Inc.	76,874	3,568

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	International Flavors &
	Fragrances Inc.	82,134	3,484
	Albemarle Corp.	85,509	3,396
	Walter Energy Inc.	55,588	3,383
	Sealed Air Corp.	164,862	3,251
	Sonoco Products Co.	104,077	3,172
	Bemis Co. Inc.	112,563	3,039
	Valspar Corp.	97,915	2,949
	Nalco Holding Co.	143,702	2,940
	Steel Dynamics Inc.	213,500	2,816
	Aptargroup Inc.	70,705	2,674
	Reliance Steel &
	Aluminum Co.	72,817	2,632
	Royal Gold Inc.	51,973	2,495
	RPM International Inc.	135,412	2,416
	Compass Minerals
	International Inc.	34,059	2,394
	Packaging Corp. of America	107,564	2,369
	Temple-Inland Inc.	107,081	2,213
	Domtar Corp.	44,746	2,199
	Scotts Miracle-Gro Co.
	Class A	48,934	2,173
	Cytec Industries Inc.	50,934	2,037
	Rock-Tenn Co. Class A	38,631	1,919
	Huntsman Corp.	197,489	1,712
*	Solutia Inc.	125,926	1,650
*	Titanium Metals Corp.	93,605	1,647
*	WR Grace & Co.	76,406	1,608
	Silgan Holdings Inc.	56,170	1,594
	Commercial Metals Co.	118,197	1,563
	Cabot Corp.	64,296	1,550
	Carpenter Technology Corp.	46,418	1,524
	Olin Corp.	82,215	1,487
	Greif Inc. Class A	25,661	1,425
	AK Steel Holding Corp.	115,229	1,374
*	Coeur d’Alene Mines Corp.	84,583	1,335
	Sensient Technologies Corp.	51,436	1,334
*	Hecla Mining Co.	252,714	1,319
*	Allied Nevada Gold Corp.	65,706	1,293
*	Rockwood Holdings Inc.	54,835	1,244
	NewMarket Corp.	13,481	1,177
	Eagle Materials Inc.	43,910	1,139
	Arch Chemicals Inc.	33,825	1,040
	Balchem Corp.	39,546	989
	HB Fuller Co.	51,437	977
	Minerals Technologies Inc.	19,925	947
	Schweitzer-Mauduit
	International Inc.	18,540	935
*	Intrepid Potash Inc.	47,783	935
	Schnitzer Steel
	Industries Inc.	23,293	913
*	Louisiana-Pacific Corp.	134,478	900
	Worthington Industries Inc.	67,363	866
	Innophos Holdings Inc.	31,965	834
*	PolyOne Corp.	94,948	799

			Market
			Value•
		Shares	($000)
*	OM Group Inc.	32,492	775
	AMCOL International Corp.	32,468	763
	Texas Industries Inc.	25,632	757
*	RTI International Metals Inc.	30,810	743
*	Calgon Carbon Corp.	56,089	743
*	Clearwater Paper Corp.	11,824	647
*	Buckeye Technologies Inc.	62,781	625
*	Brush Engineered
	Materials Inc.	29,963	599
*	Ferro Corp.	76,467	564
*	Century Aluminum Co.	61,617	544
	PH Glatfelter Co.	49,802	540
	A Schulman Inc.	25,370	481
*	Graphic Packaging
	Holding Co.	151,002	476
*	US Gold Corp.	94,642	474
	Neenah Paper Inc.	24,978	457
*	Stillwater Mining Co.	39,142	455
	American Vanguard Corp.	55,114	437
	Stepan Co.	6,343	434
*	General Moly Inc.	139,845	431
*	Omnova Solutions Inc.	53,513	418
*	AM Castle & Co.	29,827	414
	Koppers Holdings Inc.	18,336	412
	Deltic Timber Corp.	9,732	407
	Kaiser Aluminum Corp.	11,155	387
	Quaker Chemical Corp.	13,150	356
	Zep Inc.	18,993	331
	Myers Industries Inc.	39,583	320
	Haynes International Inc.	10,235	316
	Hawkins Inc.	12,452	300
*	US Energy Corp. Wyoming	63,038	299
*	Georgia Gulf Corp.	21,633	289
	Westlake Chemical Corp.	14,126	262
*	Spartech Corp.	24,653	253
*	Landec Corp.	40,136	236
*	Innospec Inc.	24,603	231
*	Horsehead Holding Corp.	29,877	226
*	Headwaters Inc.	78,659	223
*	Zoltek Cos. Inc.	26,084	221
	Olympic Steel Inc.	9,403	216
*,^	Mercer International Inc.	49,123	196
*	Wausau Paper Corp.	27,739	188
*,^	China Green Agriculture Inc.	20,040	180
*	KapStone Paper and
	Packaging Corp.	14,668	163
*	Boise Inc.	25,852	142
*	LSB Industries Inc.	10,487	140
*,^	Altair Nanotechnologies Inc.	272,369	87
	Chase Corp.	7,279	83
*	AEP Industries Inc.	3,419	82
*	Universal Stainless & Alloy	4,711	75
*	China Agritech Inc.	7,400	75
*	Penford Corp.	10,007	65

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Kraton Performance
	Polymers Inc.	3,300	62
*,^	Flotek Industries Inc.	48,352	58
*	Nanophase
	Technologies Corp.	50,251	58
*	Ampal American Israel
	Class A	33,649	52
*,^	General Steel Holdings Inc.	20,670	49
*	American Pacific Corp.	9,521	48
*	China Direct Industries Inc.	41,168	46
	KMG Chemicals Inc.	2,800	40
*	Yongye International Inc.	4,834	33
*	ADA-ES Inc.	5,900	31
*,^	China Precision Steel Inc.	21,737	30
*	United States Lime &
	Minerals Inc.	600	23
*	Senomyx Inc.	4,700	18
*	Puda Coal Inc.	1,550	11
*	Sutor Technology
	Group Ltd.	5,291	11
*	Verso Paper Corp.	2,500	6
			450,777
Telecommunication Services (2.8%)
	AT&T Inc.	6,107,280	147,735
	Verizon
	Communications Inc.	2,934,301	82,219
*	American Tower Corp.
	Class A	415,126	18,473
*	Sprint Nextel Corp.	3,044,646	12,909
*	Crown Castle
	International Corp.	303,097	11,293
	CenturyLink Inc.	307,963	10,258
	Qwest Communications
	International Inc.	1,611,340	8,460
*	NII Holdings Inc.	172,878	5,622
	Windstream Corp.	501,154	5,292
*	SBA
	Communications Corp.
	Class A	115,341	3,923
	Telephone &
	Data Systems Inc.	90,691	2,756
*	tw telecom inc Class A	149,048	2,486
^	Frontier
	Communications Corp.	324,853	2,310
*	MetroPCS
	Communications Inc.	257,877	2,112
*	Level 3
	Communications Inc.	1,728,137	1,884
*	Syniverse Holdings Inc.	72,055	1,474
*	Leap Wireless
	International Inc.	66,808	867
*	Cincinnati Bell Inc.	288,029	867
*	United States Cellular Corp.	18,791	773
	Atlantic Tele-Network Inc.	16,136	666
	NTELOS Holdings Corp.	38,160	656

			Market
			Value•
		Shares	($000)
	Alaska Communications
	Systems Group Inc.	69,455	590
*	Clearwire Corp. Class A	71,630	521
*	AboveNet Inc.	9,681	457
	Consolidated
	Communications
	Holdings Inc.	25,304	430
	Shenandoah
	Telecommunications Co.	23,004	408
*	Premiere Global
	Services Inc.	59,658	378
*	General
	Communication Inc.
	Class A	45,071	342
*	Cogent Communications
	Group Inc.	43,268	328
*	PAETEC Holding Corp.	86,604	295
*	Cbeyond Inc.	23,323	292
*	Vonage Holdings Corp.	121,632	280
	USA Mobility Inc.	21,150	273
*	Neutral Tandem Inc.	22,381	252
*	Global Crossing Ltd.	20,678	219
*	Kratos Defense &
	Security Solutions Inc.	19,602	206
	Telephone &
	Data Systems Inc.-
	Special Common Shares	7,633	203
	HickoryTech Corp.	26,063	176
*	ICO Global
	Communications
	Holdings Ltd.	103,076	166
*	IDT Corp. Class B	11,967	153
*	Iridium
	Communications Inc.	15,000	151
*	FiberTower Corp.	24,679	116
*	8x8 Inc.	92,343	115
*	Arbinet Corp.	10,783	86
*	SureWest Communications	9,822	62
*,^	TerreStar Corp.	109,647	54
*	IDT Corp.	552	6
			329,594
Utilities (3.8%)
	Southern Co.	848,892	28,251
	Exelon Corp.	682,896	25,930
	Dominion Resources Inc.	621,019	24,058
	Duke Energy Corp.	1,354,895	21,678
	NextEra Energy Inc.	406,759	19,834
	Public Service Enterprise
	Group Inc.	523,615	16,405
	American Electric
	Power Co. Inc.	494,729	15,980
	PG&E Corp.	384,273	15,794
	Entergy Corp.	195,794	14,023
	Consolidated Edison Inc.	291,181	12,550
	PPL Corp.	475,435	11,862

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Progress Energy Inc.	294,574	11,553
	Sempra Energy	242,900	11,365
	FirstEnergy Corp.	315,485	11,114
	Edison International	320,295	10,160
	Xcel Energy Inc.	474,120	9,772
	Questar Corp.	180,715	8,221
	DTE Energy Co.	171,391	7,817
*	AES Corp.	699,653	6,465
	Constellation Energy
	Group Inc.	197,625	6,373
	Wisconsin Energy Corp.	121,248	6,152
	Ameren Corp.	246,206	5,852
*	NRG Energy Inc.	271,233	5,753
	CenterPoint Energy Inc.	411,197	5,411
	EQT Corp.	141,873	5,127
*	Calpine Corp.	367,582	4,676
	Northeast Utilities	182,288	4,645
	Oneok Inc.	104,436	4,517
	SCANA Corp.	121,382	4,341
	NiSource Inc.	286,478	4,154
	Pinnacle West Capital Corp.	111,474	4,053
	NSTAR	110,700	3,874
	American
	Water Works Co. Inc.	181,063	3,730
	OGE Energy Corp.	100,581	3,677
	Alliant Energy Corp.	114,972	3,649
	Allegheny Energy Inc.	175,806	3,636
	Pepco Holdings Inc.	230,499	3,614
	CMS Energy Corp.	238,072	3,488
	Integrys Energy Group Inc.	79,376	3,472
	MDU Resources Group Inc.	185,225	3,340
	National Fuel Gas Co.	71,686	3,289
	TECO Energy Inc.	210,923	3,179
	Energen Corp.	70,905	3,143
	DPL Inc.	124,087	2,966
	AGL Resources Inc.	80,953	2,900
	NV Energy Inc.	244,036	2,882
	UGI Corp.	113,166	2,879
	ITC Holdings Corp.	51,861	2,744
	Atmos Energy Corp.	97,107	2,626
	Aqua America Inc.	142,952	2,527
	Westar Energy Inc.	115,417	2,494
	Great Plains Energy Inc.	141,131	2,402
	Hawaiian Electric
	Industries Inc.	96,991	2,209
	Piedmont Natural
	Gas Co. Inc.	77,143	1,952
	Nicor Inc.	47,281	1,915
	Vectren Corp.	80,663	1,908
	WGL Holdings Inc.	52,638	1,791
	Cleco Corp.	63,432	1,675
	IDACORP Inc.	50,093	1,667
*	Mirant Corp.	149,248	1,576
	New Jersey Resources Corp.	43,027	1,515
	Portland General Electric Co.	79,144	1,451

			Market
			Value•
		Shares	($000)
*	RRI Energy Inc.	373,655	1,416
	Southwest Gas Corp.	47,415	1,399
	South Jersey Industries Inc.	31,509	1,354
	Northwest Natural Gas Co.	28,151	1,227
	Unisource Energy Corp.	37,981	1,146
	Allete Inc.	33,013	1,130
	Avista Corp.	57,391	1,121
	Black Hills Corp.	38,328	1,091
	PNM Resources Inc.	91,900	1,027
	NorthWestern Corp.	38,185	1,000
*	El Paso Electric Co.	46,535	900
	Laclede Group Inc.	26,615	882
	MGE Energy Inc.	23,381	843
	Empire District Electric Co.	38,902	730
	UIL Holdings Corp.	27,426	686
	California Water
	Service Group	19,097	682
	American States Water Co.	20,418	677
	CH Energy Group Inc.	16,096	632
	Ormat Technologies Inc.	20,562	582
	Southwest Water Co.	50,188	526
	SJW Corp.	18,339	430
*	Dynegy Inc. Class A	110,486	425
	Connecticut Water
	Service Inc.	17,283	363
	Central Vermont Public
	Service Corp.	15,135	299
	Chesapeake Utilities Corp.	8,911	280
*	Cadiz Inc.	13,055	158
	Maine & Maritimes Corp.	3,424	152
^	Consolidated Water Co. Ltd.	11,813	134
	Middlesex Water Co.	6,752	107
*,^	Raser Technologies Inc.	94,870	55
*	China Natural Gas Inc.	3,800	32
	Unitil Corp.	1,343	28
	York Water Co.	1,850	26
*	Synthesis Energy
	Systems Inc.	15,100	17
	Pennichuck Corp.	702	15
	Artesian Resources Corp.
	Class A	619	11
*	Purecycle Corp.	2,610	7
			449,646
Total Common Stocks
(Cost $13,396,741)			11,876,692
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
2,3	Vanguard Market
	Liquidity Fund, 0.286%	79,277,878	79,278

Institutional Total Stock Market Index Fund

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Freddie Mac
	Discount Notes,
	0.270%, 9/14/10	3,000	2,999
4,5	Freddie Mac
	Discount Notes,
	0.245%, 9/21/10	3,000	2,999
			5,998
Total Temporary Cash Investments
(Cost $85,275)			85,276
Total Investments (100.1%)
(Cost $13,482,016)			11,961,968
Other Assets and Liabilities (-0.1%)
Other Assets			89,021
Liabilities[3]			(100,344)
			(11,323)
Net Assets (100%)			11,950,645

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	13,557,904
Undistributed Net Investment Income	4,654
Accumulated Net Realized Losses	(89,650)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,520,048)
Futures Contracts	(2,215)
Net Assets	11,950,645

Institutional Shares—Net Assets
Applicable to 74,527,330 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,723,281
Net Asset Value Per Share—
Institutional Shares	$23.12

Institutional Plus Shares—Net Assets
Applicable to 442,245,248 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,227,364
Net Asset Value Per Share—
Institutional Plus Shares	$23.13

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $29,783,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $32,919,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $5,998,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	117,814
Interest[1]	58
Security Lending	1,608
Total Income	119,480
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	394
Management and Administrative—Institutional Plus Shares	1,364
Total Expenses	1,758
Net Investment Income	117,722
Realized Net Gain (Loss)
Investment Securities Sold	321,864
Futures Contracts	(2,784)
Realized Net Gain (Loss)	319,080
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,199,421)
Futures Contracts	(2,716)
Change in Unrealized Appreciation (Depreciation)	(1,202,137)
Net Increase (Decrease) in Net Assets Resulting from Operations	(765,335)
1 Interest income from an affiliated company of the fund was $50,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	117,722	226,378
Realized Net Gain (Loss)	319,080	(122,854)
Change in Unrealized Appreciation (Depreciation)	(1,202,137)	2,710,614
Net Increase (Decrease) in Net Assets Resulting from Operations	(765,335)	2,814,138
Distributions
Net Investment Income
Institutional Shares	(15,851)	(37,609)
Institutional Plus Shares	(99,055)	(188,293)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(114,906)	(225,902)
Capital Share Transactions
Institutional Shares	155,570	66,331
Institutional Plus Shares	455,003	1,829,292
Net Increase (Decrease) from Capital Share Transactions	610,573	1,895,623
Total Increase (Decrease)	(269,668)	4,483,859
Net Assets
Beginning of Period	12,220,313	7,736,454
End of Period[1]	11,950,645	12,220,313
1 Net Assets—End of Period includes undistributed net investment income of $4,654,000 and $1,838,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$24.80	$19.68	$31.89	$30.71	$27.00	$25.83
Investment Operations
Net Investment Income	.231	.483	.550	.547	.501	.398
Net Realized and Unrealized Gain (Loss)
on Investments	(1.685)	5.120	(12.208)	1.179	3.710	1.169
Total from Investment Operations	(1.454)	5.603	(11.658)	1.726	4.211	1.567
Distributions
Dividends from Net Investment Income	(.226)	(.483)	(.552)	(.546)	(.501)	(.397)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.226)	(.483)	(.552)	(.546)	(.501)	(.397)
Net Asset Value, End of Period	$23.12	$24.80	$19.68	$31.89	$30.71	$27.00

Total Return	-5.93%	28.84%	-36.90%	5.60%	15.74%	6.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,723	$1,700	$1,106	$1,271	$939	$129
Ratio of Total Expenses to
Average Net Assets	0.045%[1]	0.045%	0.045%	0.045%	0.045%	0.050%
Ratio of Net Investment Income to
Average Net Assets	1.84%[1]	2.36%	2.12%	1.81%	1.81%	1.77%
Portfolio Turnover Rate[2]	10%[1]	13%	13%	10%	8%	21%[3]

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
3 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$24.81	$19.68	$31.89	$30.71	$27.00	$25.83
Investment Operations
Net Investment Income	.233	.487	.556	.553	.506	.404
Net Realized and Unrealized Gain (Loss)
on Investments	(1.685)	5.130	(12.209)	1.179	3.710	1.169
Total from Investment Operations	(1.452)	5.617	(11.653)	1.732	4.216	1.573
Distributions
Dividends from Net Investment Income	(.228)	(.487)	(.557)	(.552)	(.506)	(.403)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.228)	(.487)	(.557)	(.552)	(.506)	(.403)
Net Asset Value, End of Period	$23.13	$24.81	$19.68	$31.89	$30.71	$27.00

Total Return	-5.92%	28.92%	-36.89%	5.62%	15.76%	6.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,227	$10,520	$6,631	$8,599	$4,615	$3,587
Ratio of Total Expenses to
Average Net Assets	0.025%[1]	0.025%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	1.86%[1]	2.38%	2.14%	1.83%	1.83%	1.80%
Portfolio Turnover Rate[2]	10%[1]	13%	13%	10%	8%	21%[3]

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
3 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $100 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Institutional Total Stock Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,876,667	—	25
Temporary Cash Investments	79,278	5,998	—
Futures Contracts—Assets[1]	20	—	—
Futures Contracts—Liabilities[1]	(468)	—	—
Total	11,955,497	5,998	25
1 Represents variation margin on the last day of the reporting period.

Institutional Total Stock Market Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2009	29
Total Sales	(2)
Net Realized Gain (Loss)	(18)
Change in Unrealized Appreciation (Depreciation)	16
Balance as of June 30, 2010	25

D. At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	September 2010	118	30,285	(836)
E-mini S&P 500 Index	September 2010	545	27,975	(676)
Russell 2000 Mini Index	September 2010	133	8,083	(566)
S&P MidCap 400 Index	September 2010	6	2,130	(137)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $389,387,000 to offset future net capital gains of $26,053,000 through December 31, 2010, $44,357,000 through December 31, 2011, $5,005,000 through December 31, 2012, $9,611,000 through December 31, 2013, $96,976,000 through December 31, 2016, and $207,385,000 through December 31, 2017. In addition, the fund realized losses of $8,450,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Institutional Total Stock Market Index Fund

At June 30, 2010, the cost of investment securities for tax purposes was $13,482,016,000. Net unrealized depreciation of investment securities for tax purposes was $1,520,048,000, consisting of unrealized gains of $865,558,000 on securities that had risen in value since their purchase and $2,385,606,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2010, the fund purchased $1,238,773,000 of investment securities and sold $634,532,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	537,242	21,327	616,126	36,199
Issued in Lieu of Cash Distributions	13,968	557	35,139	1,632
Redeemed	(395,640)	(15,896)	(584,934)	(25,497)
Net Increase (Decrease)—Institutional Shares	155,570	5,988	66,331	12,334
Institutional Plus Shares
Issued	1,139,660	45,422	3,248,471	159,817
Issued in Lieu of Cash Distributions	86,082	3,432	164,499	7,560
Redeemed	(770,739)	(30,713)	(1,583,678)	(80,238)
Net Increase (Decrease)—Institutional Plus Shares	455,003	18,141	1,829,292	87,139

H. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	12/31/2009	6/30/2010	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$940.67	$0.22
Institutional Plus Shares	1,000.00	940.77	0.12
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.57	$0.23
Institutional Plus Shares	1,000.00	1,024.67	0.13

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.045% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > Vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
Institutional Investor Services > 800-523-1036	bears no liability with respect to any such funds or
Text Telephone for People	securities. For any such funds or securities, the
With Hearing Impairment > 800-749-7273	prospectus or the Statement of Additional Information
contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, Vanguard.com, and
searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, sec.gov. In addition,
you may obtain a free report on how your fund voted the
proxies for securities it owned during the 12 months
ended June 30. To get the report, visit either
Vanguard.com or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8712 082010

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23, 2010

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 23, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number
33-53683, is Incorporated by Reference.